UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22019
First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Consumer Discretionary
AlphaDEX® Fund
FXD | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$34	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$309,977,116
Total number of portfolio holdings	120
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Southwest Airlines Co.	1.6%
Gap (The), Inc.	1.6%
LKQ Corp.	1.6%
Toll Brothers, Inc.	1.5%
PulteGroup, Inc.	1.5%
Lennar Corp., Class A	1.5%
D.R. Horton, Inc.	1.5%
Wayfair, Inc., Class A	1.5%
Lear Corp.	1.5%
Sirius XM Holdings, Inc.	1.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Discretionary Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (“FXD”). Neither FTP, the Trust, nor FXD is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXD particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXD or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXD into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXD to be issued or in the determination or calculation of the equation by which FXD is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXD. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

First Trust Consumer Staples
AlphaDEX® Fund
FXG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$34	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$251,464,866
Total number of portfolio holdings	42
Portfolio turnover rate	42%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bunge Global S.A.	5.0%
Pilgrim’s Pride Corp.	4.3%
Ingredion, Inc.	4.1%
Smithfield Foods, Inc.	4.1%
Cencora, Inc.	4.1%
Flowers Foods, Inc.	4.1%
McKesson Corp.	3.9%
General Mills, Inc.	3.9%
Casey’s General Stores, Inc.	3.4%
Lamb Weston Holdings, Inc.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Consumer Staples Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Staples AlphaDEX® Fund (“FXG”). Neither FTP, the Trust, nor FXG is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXG particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXG or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXG into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXG to be issued or in the determination or calculation of the equation by which FXG is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXG. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Consumer Staples AlphaDEX® Fund (FXG)

First Trust Energy AlphaDEX® Fund
FXN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$36	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$272,443,061
Total number of portfolio holdings	39
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Permian Resources Corp., Class A	4.9%
Devon Energy Corp.	4.7%
Coterra Energy, Inc.	4.7%
Diamondback Energy, Inc.	4.7%
APA Corp.	4.6%
EOG Resources, Inc.	4.6%
Matador Resources Co.	4.6%
SLB Ltd.	3.8%
Exxon Mobil Corp.	3.5%
NOV, Inc.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Energy Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Energy AlphaDEX® Fund (“FXN”). Neither FTP, the Trust, nor FXN is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXN particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXN or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXN into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXN to be issued or in the determination or calculation of the equation by which FXN is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXN. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Energy AlphaDEX® Fund (FXN)

First Trust Financials AlphaDEX® Fund
FXO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$32	0.61%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$2,161,483,615
Total number of portfolio holdings	106
Portfolio turnover rate	34%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
SEI Investments Co.	1.8%
NU Holdings Ltd., Class A	1.8%
Invesco Ltd.	1.7%
Bank OZK	1.7%
Bank of New York Mellon (The) Corp.	1.7%
T. Rowe Price Group, Inc.	1.7%
First American Financial Corp.	1.7%
Rithm Capital Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Arch Capital Group Ltd.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Financials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Financials AlphaDEX® Fund (“FXO”). Neither FTP, the Trust, nor FXO is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXO particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXO or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXO into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXO to be issued or in the determination or calculation of the equation by which FXO is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXO. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Financials AlphaDEX® Fund (FXO)

First Trust Health Care AlphaDEX® Fund
FXH | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$34	0.62%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$927,218,216
Total number of portfolio holdings	78
Portfolio turnover rate	57%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Organon & Co.	2.6%
Pfizer, Inc.	2.4%
HCA Healthcare, Inc.	2.3%
Cardinal Health, Inc.	2.3%
Ionis Pharmaceuticals, Inc.	2.3%
Medpace Holdings, Inc.	2.3%
Molina Healthcare, Inc.	2.3%
Biogen, Inc.	2.3%
Incyte Corp.	2.2%
Natera, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Health Care Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Health Care AlphaDEX® Fund (“FXH”). Neither FTP, the Trust, nor FXH is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXH particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXH or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXH into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXH to be issued or in the determination or calculation of the equation by which FXH is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXH. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Health Care AlphaDEX® Fund (FXH)

First Trust Industrials/Producer Durables
AlphaDEX® Fund
FXR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$33	0.62%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$755,068,858
Total number of portfolio holdings	147
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
FTAI Aviation Ltd.	1.5%
Comfort Systems USA, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Rocket Lab Corp.	1.2%
Oshkosh Corp.	1.2%
Quanta Services, Inc.	1.2%
FedEx Corp.	1.2%
GE Vernova, Inc.	1.2%
Allison Transmission Holdings, Inc.	1.2%
MasTec, Inc.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Industrials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Industrials/Producer Durables AlphaDEX® Fund (“FXR”). Neither FTP, the Trust, nor FXR is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXR particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXR or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXR into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXR to be issued or in the determination or calculation of the equation by which FXR is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXR. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

First Trust Materials AlphaDEX® Fund
FXZ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$38	0.66%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$283,598,597
Total number of portfolio holdings	39
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
CF Industries Holdings, Inc.	5.2%
Mosaic (The) Co.	4.9%
Newmont Corp.	4.8%
Anglogold Ashanti PLC	4.7%
Eastman Chemical Co.	4.7%
Steel Dynamics, Inc.	4.6%
Alcoa Corp.	4.4%
Mueller Industries, Inc.	4.1%
Reliance, Inc.	3.9%
RBC Bearings, Inc.	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Materials Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Materials AlphaDEX® Fund (“FXZ”). Neither FTP, the Trust, nor FXZ is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXZ particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXZ or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXZ into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXZ to be issued or in the determination or calculation of the equation by which FXZ is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXZ. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Materials AlphaDEX® Fund (FXZ)

First Trust Technology AlphaDEX® Fund
FXL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$32	0.62%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,410,105,234
Total number of portfolio holdings	104
Portfolio turnover rate	42%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Lam Research Corp.	2.2%
MACOM Technology Solutions Holdings, Inc.	2.1%
Applied Materials, Inc.	2.1%
Arrow Electronics, Inc.	2.0%
KLA Corp.	1.9%
Micron Technology, Inc.	1.9%
Vertiv Holdings Co., Class A	1.9%
Advanced Micro Devices, Inc.	1.8%
Cirrus Logic, Inc.	1.8%
Alphabet, Inc., Class A	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Technology Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Technology AlphaDEX® Fund (“FXL”). Neither FTP, the Trust, nor FXL is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXL particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXL or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXL into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXL to be issued or in the determination or calculation of the equation by which FXL is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXL. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Technology AlphaDEX® Fund (FXL)

First Trust Utilities AlphaDEX® Fund
FXU | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$32	0.61%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$811,277,926
Total number of portfolio holdings	41
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Consolidated Edison, Inc.	4.3%
UGI Corp.	4.3%
National Fuel Gas Co.	4.2%
Edison International	4.2%
Exelon Corp.	4.1%
OGE Energy Corp.	4.1%
Essential Utilities, Inc.	4.1%
PG&E Corp.	3.9%
Clearway Energy, Inc., Class C	3.5%
Evergy, Inc.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FXU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell®, Russell 1000® and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed along with the StrataQuant® Utilities Index (“Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Utilities AlphaDEX® Fund (“FXU”). Neither FTP, the Trust, nor FXU is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXU particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXU or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXU into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXU to be issued or in the determination or calculation of the equation by which FXU is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXU. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
First Trust Utilities AlphaDEX® Fund (FXU)

First Trust Large Cap Core
AlphaDEX® Fund
FEX | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$31	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,410,102,381
Total number of portfolio holdings	376
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Seagate Technology Holdings PLC	0.6%
FTAI Aviation Ltd.	0.6%
SLB Ltd.	0.5%
Baker Hughes Co.	0.5%
Comfort Systems USA, Inc.	0.5%
CF Industries Holdings, Inc.	0.5%
Exxon Mobil Corp.	0.5%
Micron Technology, Inc.	0.5%
Western Digital Corp.	0.5%
Chevron Corp.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Core AlphaDEX® Fund (FEX)

First Trust Mid Cap Core AlphaDEX® Fund
FNX | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$31(1)	0.58%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,239,010,149
Total number of portfolio holdings	452
Portfolio turnover rate	53%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	0.6%
AST SpaceMobile, Inc.	0.5%
TTM Technologies, Inc.	0.5%
Nextpower, Inc., Class A	0.5%
Bunge Global S.A.	0.5%
California Resources Corp.	0.4%
Primoris Services Corp.	0.4%
Rush Enterprises, Inc., Class A	0.4%
NOV, Inc.	0.4%
Hecla Mining Co.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Core AlphaDEX® Fund (FNX)

First Trust Small Cap Core
AlphaDEX® Fund
FYX | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$33	0.59%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,014,848,490
Total number of portfolio holdings	528
Portfolio turnover rate	52%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Vicor Corp.	0.4%
Astronics Corp.	0.4%
Kosmos Energy Ltd.	0.4%
Brookdale Senior Living, Inc.	0.4%
Liberty Energy, Inc.	0.4%
Mirum Pharmaceuticals, Inc.	0.4%
Matson, Inc.	0.4%
Planet Labs PBC	0.4%
Liquidia Corp.	0.4%
International Seaways, Inc.	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap CoreTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Core AlphaDEX® Fund (FYX)

First Trust Large Cap Value
AlphaDEX® Fund
FTA | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$32	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,236,649,874
Total number of portfolio holdings	189
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
SLB Ltd.	1.1%
CF Industries Holdings, Inc.	1.0%
Exxon Mobil Corp.	1.0%
Chevron Corp.	1.0%
ConocoPhillips	1.0%
Occidental Petroleum Corp.	1.0%
Devon Energy Corp.	0.9%
Coterra Energy, Inc.	0.9%
Verizon Communications, Inc.	0.9%
Diamondback Energy, Inc.	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Value AlphaDEX® Fund (FTA)

First Trust Large Cap Growth
AlphaDEX® Fund
FTC | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$30	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$1,273,639,962
Total number of portfolio holdings	189
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Seagate Technology Holdings PLC	1.3%
FTAI Aviation Ltd.	1.2%
Lam Research Corp.	1.2%
Comfort Systems USA, Inc.	1.1%
EMCOR Group, Inc.	1.0%
Coherent Corp.	1.0%
Vertiv Holdings Co., Class A	1.0%
Rocket Lab Corp.	1.0%
Caterpillar, Inc.	1.0%
Newmont Corp.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Large Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Large Cap Growth AlphaDEX® Fund (FTC)

First Trust Multi Cap Value
AlphaDEX® Fund
FAB | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$37(1)	0.68%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$126,825,655
Total number of portfolio holdings	676
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
SLB Ltd.	0.5%
CF Industries Holdings, Inc.	0.5%
Exxon Mobil Corp.	0.5%
Chevron Corp.	0.5%
ConocoPhillips	0.5%
Occidental Petroleum Corp.	0.5%
Devon Energy Corp.	0.5%
Coterra Energy, Inc.	0.5%
Verizon Communications, Inc.	0.5%
Diamondback Energy, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Multi Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Multi Cap Value AlphaDEX® Fund (FAB)

First Trust Multi Cap Growth
AlphaDEX® Fund
FAD | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$32(1)	0.60%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$407,195,476
Total number of portfolio holdings	678
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Seagate Technology Holdings PLC	0.6%
FTAI Aviation Ltd.	0.6%
Lam Research Corp.	0.6%
Comfort Systems USA, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Coherent Corp.	0.5%
Vertiv Holdings Co., Class A	0.5%
Rocket Lab Corp.	0.5%
Caterpillar, Inc.	0.5%
Newmont Corp.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Multi Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

First Trust Mid Cap Value AlphaDEX® Fund
FNK | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$38(1)	0.71%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$210,613,633
Total number of portfolio holdings	227
Portfolio turnover rate	55%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bunge Global S.A.	0.9%
California Resources Corp.	0.8%
NOV, Inc.	0.8%
Fluor Corp.	0.8%
Magnolia Oil & Gas Corp., Class A	0.8%
CarMax, Inc.	0.8%
Permian Resources Corp., Class A	0.8%
Mosaic (The) Co.	0.8%
HF Sinclair Corp.	0.8%
Ovintiv, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNK to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Value AlphaDEX® Fund (FNK)

First Trust Mid Cap Growth
AlphaDEX® Fund
FNY | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$38(1)	0.71%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$492,541,404
Total number of portfolio holdings	227
Portfolio turnover rate	69%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Bloom Energy Corp., Class A	1.2%
AST SpaceMobile, Inc.	1.1%
TTM Technologies, Inc.	1.0%
Nextpower, Inc., Class A	1.0%
MACOM Technology Solutions Holdings, Inc.	0.9%
Primoris Services Corp.	0.9%
Uranium Energy Corp.	0.8%
Hecla Mining Co.	0.8%
Lumen Technologies, Inc.	0.8%
Krystal Biotech, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Mid Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

First Trust Small Cap Value
AlphaDEX® Fund
FYT | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$39	0.71%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$164,437,846
Total number of portfolio holdings	264
Portfolio turnover rate	55%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Kosmos Energy Ltd.	0.8%
Liberty Energy, Inc.	0.8%
Matson, Inc.	0.8%
International Seaways, Inc.	0.7%
RPC, Inc.	0.7%
Stepan Co.	0.7%
ArcBest Corp.	0.7%
Dorian LPG Ltd.	0.7%
Bristow Group, Inc.	0.7%
Expro Group Holdings N.V.	0.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Value AlphaDEX® Fund (FYT)

First Trust Small Cap Growth
AlphaDEX® Fund
FYC | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$40	0.71%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$903,354,331
Total number of portfolio holdings	266
Portfolio turnover rate	65%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
ACM Research, Inc., Class A	0.9%
Vicor Corp.	0.9%
Astronics Corp.	0.9%
Brookdale Senior Living, Inc.	0.9%
Ardelyx, Inc.	0.8%
Mirum Pharmaceuticals, Inc.	0.8%
Eos Energy Enterprises, Inc.	0.8%
Planet Labs PBC	0.8%
Liquidia Corp.	0.8%
Lemonade, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FYC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX Small Cap GrowthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. (“First Trust”). AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

(b)	Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded AlphaDEX® Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2026
AlphaDEX® Sector Funds
First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
First Trust Consumer Staples AlphaDEX® Fund (FXG)
First Trust Energy AlphaDEX® Fund (FXN)
First Trust Financials AlphaDEX® Fund (FXO)
First Trust Health Care AlphaDEX® Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
First Trust Materials AlphaDEX® Fund (FXZ)
First Trust Technology AlphaDEX® Fund (FXL)
First Trust Utilities AlphaDEX® Fund (FXU)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Semi-Annual Financial Statements and Other Information
January 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobile Components — 4.0%
22,411	Aptiv PLC (a)	$1,697,633
37,843	BorgWarner, Inc.	1,794,137
191,168	Gentex Corp.	4,398,776
38,817	Lear Corp.	4,545,082
		12,435,628
	Automobiles — 5.1%
259,946	Ford Motor Co.	3,608,051
41,939	General Motors Co.	3,522,876
217,105	Harley-Davidson, Inc.	4,298,679
1,896	Tesla, Inc. (a)	816,057
33,218	Thor Industries, Inc.	3,716,098
		15,961,761
	Broadline Retail — 4.6%
11,563	Amazon.com, Inc. (a)	2,767,026
36,144	Coupang, Inc. (a)	728,663
5,624	Dillard’s, Inc., Class A	3,416,918
19,579	eBay, Inc.	1,785,996
15,379	Etsy, Inc. (a)	814,472
201,746	Macy’s, Inc.	4,038,955
7,778	Ollie’s Bargain Outlet Holdings, Inc. (a)	857,991
		14,410,021
	Commercial Services & Supplies — 1.8%
68,176	Copart, Inc. (a)	2,766,582
8,288	RB Global, Inc.	941,268
28,412	Rollins, Inc.	1,799,616
		5,507,466
	Consumer Staples Distribution & Retail — 4.1%
18,940	BJ’s Wholesale Club Holdings, Inc. (a)	1,750,814
989	Costco Wholesale Corp.	929,907
12,844	Dollar General Corp.	1,842,215
6,931	Dollar Tree, Inc. (a)	815,016
34,890	Target Corp.	3,679,848
30,612	Walmart, Inc.	3,647,114
		12,664,914
	Distributors — 2.8%
13,868	Genuine Parts Co.	1,927,513
147,301	LKQ Corp.	4,838,838
7,455	Pool Corp.	1,894,241
		8,660,592
	Diversified Consumer Services — 1.9%
8,408	Bright Horizons Family Solutions, Inc. (a)	778,831
Shares	Description	Value

	Diversified Consumer Services (Continued)
16,049	Grand Canyon Education, Inc. (a)	$2,789,958
61,246	H&R Block, Inc.	2,416,155
		5,984,944
	Entertainment — 3.2%
5,983	Live Nation Entertainment, Inc. (a)	870,227
10,425	Take-Two Interactive Software, Inc. (a)	2,296,628
8,159	TKO Group Holdings, Inc.	1,652,850
29,977	Walt Disney (The) Co.	3,381,406
59,169	Warner Bros. Discovery, Inc. (a)	1,629,514
		9,830,625
	Ground Transportation — 2.7%
6,645	Avis Budget Group, Inc. (a) (b)	764,108
176,071	Lyft, Inc., Class A (a)	2,970,318
10,435	Uber Technologies, Inc. (a)	835,322
72,968	U-Haul Holding Co.	3,743,988
		8,313,736
	Hotels, Restaurants & Leisure — 18.1%
12,565	Airbnb, Inc., Class A (a)	1,625,535
23,131	Aramark	890,312
159	Booking Holdings, Inc.	795,293
52,188	Boyd Gaming Corp.	4,411,974
114,112	Caesars Entertainment, Inc. (a)	2,362,118
87,396	Carnival Corp. (a)	2,623,628
28,019	Choice Hotels International, Inc. (b)	2,880,353
23,459	Churchill Downs, Inc.	2,307,427
9,267	Darden Restaurants, Inc.	1,847,377
43,598	Dutch Bros, Inc., Class A (a)	2,371,295
15,701	Expedia Group, Inc.	4,158,253
9,292	Hilton Worldwide Holdings, Inc.	2,773,755
52,397	Las Vegas Sands Corp.	2,762,894
8,604	Marriott International, Inc., Class A	2,712,841
23,366	MGM Resorts International (a)	783,696
76,400	Norwegian Cruise Line Holdings Ltd. (a)	1,677,744
15,721	Planet Fitness, Inc., Class A (a)	1,431,240
39,119	Restaurant Brands International, Inc.	2,620,582
10,272	Texas Roadhouse, Inc.	1,847,522
63,072	Travel + Leisure Co.	4,386,027
6,420	Vail Resorts, Inc.	854,309
62,295	Viking Holdings Ltd. (a)	4,494,584
102,356	Wendy’s (The) Co. (b)	797,353
See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
11,284	Wyndham Hotels & Resorts, Inc.	$821,362
11,272	Yum! Brands, Inc.	1,752,796
		55,990,270
	Household Durables — 11.4%
30,886	D.R. Horton, Inc.	4,597,072
8,406	Garmin Ltd.	1,694,986
43,273	Lennar Corp., Class A	4,731,903
916,802	Newell Brands, Inc.	3,896,408
366	NVR, Inc. (a)	2,794,677
37,937	PulteGroup, Inc.	4,745,539
30,479	SharkNinja, Inc. (a)	3,602,618
49,827	Somnigroup International, Inc.	4,377,302
32,899	Toll Brothers, Inc.	4,753,577
		35,194,082
	Leisure Products — 2.0%
171,900	Mattel, Inc. (a)	3,590,991
60,427	YETI Holdings, Inc. (a)	2,762,118
		6,353,109
	Media — 5.2%
36,528	Fox Corp., Class A	2,658,508
12,282	New York Times (The) Co., Class A	900,393
65,285	News Corp., Class A	1,764,654
16,797	Nexstar Media Group, Inc.	3,567,347
33,053	Omnicom Group, Inc.	2,546,403
222,480	Sirius XM Holdings, Inc.	4,527,468
		15,964,773
	Passenger Airlines — 5.5%
53,064	Alaska Air Group, Inc. (a)	2,697,243
222,473	American Airlines Group, Inc. (a)	2,958,891
49,143	Delta Air Lines, Inc.	3,238,032
107,633	Southwest Airlines Co.	5,114,720
30,500	United Airlines Holdings, Inc. (a)	3,120,760
		17,129,646
	Specialty Retail — 19.1%
12,927	AutoNation, Inc. (a)	2,649,776
132,923	Bath & Body Works, Inc.	2,897,721
25,478	Best Buy Co., Inc.	1,658,618
11,807	Burlington Stores, Inc. (a)	3,493,219
88,264	CarMax, Inc. (a)	3,931,279
10,541	Carvana Co. (a)	4,228,100
13,482	Dick’s Sporting Goods, Inc.	2,723,364
28,005	Floor & Decor Holdings, Inc., Class A (a)	1,847,210
84,923	GameStop Corp., Class A (a)	2,027,961
173,769	Gap (The), Inc.	4,862,057
Shares	Description	Value

	Specialty Retail (Continued)
2,478	Home Depot (The), Inc.	$928,234
13,386	Lithia Motors, Inc.	4,329,568
3,535	Lowe’s Cos., Inc.	944,057
2,113	Murphy USA, Inc.	892,764
21,545	Penske Automotive Group, Inc.	3,378,040
18,932	Ross Stores, Inc.	3,571,522
17,376	TJX (The) Cos., Inc.	2,603,099
5,637	Ulta Beauty, Inc. (a)	3,649,168
58,680	Valvoline, Inc. (a)	1,920,010
44,303	Wayfair, Inc., Class A (a)	4,584,917
9,548	Williams-Sonoma, Inc.	1,953,998
		59,074,682
	Textiles, Apparel & Luxury Goods — 7.9%
65,259	Birkenstock Holding PLC (a)	2,464,180
61,908	Columbia Sportswear Co.	3,422,274
9,970	Crocs, Inc. (a)	836,682
8,224	Deckers Outdoor Corp. (a)	981,452
16,411	Lululemon Athletica, Inc. (a)	2,863,720
18,344	On Holding AG, Class A (a)	830,066
66,376	PVH Corp.	4,139,207
12,580	Ralph Lauren Corp.	4,445,898
34,816	Tapestry, Inc.	4,418,499
		24,401,978
	Trading Companies & Distributors — 0.6%
13,690	SiteOne Landscape Supply, Inc. (a)	1,965,063
	Total Common Stocks	309,843,290
	(Cost $298,605,256)
MONEY MARKET FUNDS — 0.1%
385,598	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	385,598
	(Cost $385,598)

See Notes to Financial Statements

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$1,869,974	Daiwa Capital Markets America, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $1,870,544. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $1,907,375. (d)	$1,869,974
	(Cost $1,869,974)

	Total Investments — 100.7%	312,098,862
	(Cost $300,860,828)
	Net Other Assets and Liabilities — (0.7)%	(2,121,746)
	Net Assets — 100.0%	$309,977,116

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,845,287 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,869,974.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$309,843,290	$309,843,290	$—	$—
Money Market Funds	385,598	385,598	—	—
Repurchase Agreements	1,869,974	—	1,869,974	—
Total Investments	$312,098,862	$310,228,888	$1,869,974	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,845,287
Non-cash Collateral(2)	(1,845,287)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,869,974
Non-cash Collateral(4)	(1,869,974)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 18.9%
39,889	Boston Beer (The) Co., Inc., Class A (a)	$8,521,088
298,679	Brown-Forman Corp., Class B	8,174,844
85,085	Celsius Holdings, Inc. (a)	4,465,261
50,776	Coca-Cola Consolidated, Inc.	7,720,999
28,212	Constellation Brands, Inc., Class A	4,420,820
138,946	Keurig Dr Pepper, Inc.	3,812,678
76,139	Monster Beverage Corp. (a)	6,148,986
13,559	PepsiCo, Inc.	2,083,069
119,013	Primo Brands Corp.	2,254,106
		47,601,851
	Chemicals — 1.7%
58,061	Corteva, Inc.	4,226,841
	Consumer Staples Distribution & Retail — 8.1%
339,996	Albertsons Cos., Inc., Class A	5,660,933
14,082	Casey’s General Stores, Inc.	8,540,733
64,922	Performance Food Group Co. (a)	6,196,805
		20,398,471
	Food Products — 50.9%
101,541	Archer-Daniels-Midland Co.	6,834,725
109,225	Bunge Global S.A.	12,438,543
279,282	Campbell’s (The) Co.	7,814,310
162,158	Darling Ingredients, Inc. (a)	7,404,134
894,251	Flowers Foods, Inc.	10,221,289
95,811	Freshpet, Inc. (a)	6,678,027
209,238	General Mills, Inc.	9,679,350
10,692	Hershey (The) Co.	2,082,267
164,208	Hormel Foods Corp.	4,041,159
88,241	Ingredion, Inc.	10,421,262
185,811	Lamb Weston Holdings, Inc.	8,534,299
28,570	McCormick & Co., Inc.	1,766,483
72,297	Mondelez International, Inc., Class A	4,227,206
249,536	Pilgrim’s Pride Corp.	10,822,376
78,580	Post Holdings, Inc. (a)	8,039,520
435,711	Smithfield Foods, Inc.	10,413,493
99,587	Tyson Foods, Inc., Class A	6,506,019
		127,924,462
	Health Care Providers & Services — 8.0%
28,807	Cencora, Inc.	10,348,050
11,861	McKesson Corp.	9,858,982
		20,207,032
	Household Products — 8.2%
23,209	Church & Dwight Co., Inc.	2,233,866
38,599	Clorox (The) Co.	4,353,581
19,290	Kimberly-Clark Corp.	1,928,807
Shares	Description	Value

	Household Products (Continued)
27,154	Procter & Gamble (The) Co.	$4,121,163
339,600	Reynolds Consumer Products, Inc.	7,868,532
		20,505,949
	Personal Care Products — 1.5%
72,801	BellRing Brands, Inc. (a)	1,810,561
112,806	Kenvue, Inc.	1,962,824
		3,773,385
	Tobacco — 2.5%
101,242	Altria Group, Inc.	6,275,992
	Total Common Stocks	250,913,983
	(Cost $239,912,286)
MONEY MARKET FUNDS — 0.1%
241,676	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (b)	241,676
	(Cost $241,676)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$7,578	Daiwa Capital Markets America, Inc., 3.66% (b), dated 01/30/26, due 02/02/26, with a maturity value of $7,580. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $7,730. (c)	7,578
	(Cost $7,578)

	Total Investments — 99.9%	251,163,237
	(Cost $240,161,540)
	Net Other Assets and Liabilities — 0.1%	301,629
	Net Assets — 100.0%	$251,464,866

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.
(c)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$250,913,983	$250,913,983	$—	$—
Money Market Funds	241,676	241,676	—	—
Repurchase Agreements	7,578	—	7,578	—
Total Investments	$251,163,237	$251,155,659	$7,578	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,578
Non-cash Collateral(2)	(7,578)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 16.3%
153,871	Baker Hughes Co.	$8,622,931
144,640	Halliburton Co.	4,848,333
523,039	NOV, Inc.	9,597,765
213,007	SLB Ltd.	10,305,279
45,873	TechnipFMC PLC	2,556,043
89,547	Weatherford International PLC	8,424,582
		44,354,933
	Oil, Gas & Consumable Fuels — 81.5%
114,880	Antero Midstream Corp.	2,162,042
237,230	Antero Resources Corp. (a)	8,628,055
477,454	APA Corp.	12,609,560
21,024	Cheniere Energy, Inc.	4,446,997
45,973	Chevron Corp.	8,132,624
88,187	Chord Energy Corp.	8,839,865
87,332	ConocoPhillips	9,102,614
443,719	Coterra Energy, Inc.	12,801,293
318,829	Devon Energy Corp.	12,820,114
77,679	Diamondback Energy, Inc.	12,735,472
17,079	DT Midstream, Inc.	2,152,296
111,224	EOG Resources, Inc.	12,471,547
152,512	EQT Corp.	8,804,518
63,491	Expand Energy Corp.	7,137,023
67,928	Exxon Mobil Corp.	9,605,019
152,066	HF Sinclair Corp.	7,905,911
148,686	Kinder Morgan, Inc.	4,533,436
25,127	Marathon Petroleum Corp.	4,427,126
275,173	Matador Resources Co.	12,448,827
99,400	Occidental Petroleum Corp.	4,511,766
95,336	ONEOK, Inc.	7,549,658
178,801	Ovintiv, Inc.	7,772,479
832,404	Permian Resources Corp., Class A	13,426,677
15,844	Phillips 66	2,274,565
231,845	Range Resources Corp.	8,775,333
22,147	Targa Resources Corp.	4,451,104
7,115	Texas Pacific Land Corp.	2,478,581
12,559	Valero Energy Corp.	2,278,579
105,817	Viper Energy, Inc., Class A	4,480,292
34,008	Williams (The) Cos., Inc.	2,287,378
		222,050,751
	Semiconductors & Semiconductor Equipment — 2.1%
63,763	Enphase Energy, Inc. (a)	2,357,956
15,642	First Solar, Inc. (a)	3,527,584
		5,885,540
	Total Common Stocks	272,291,224
	(Cost $270,320,775)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
212,884	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (b)	$212,884
	(Cost $212,884)

	Total Investments — 100.0%	272,504,108
	(Cost $270,533,659)
	Net Other Assets and Liabilities — (0.0)%	(61,047)
	Net Assets — 100.0%	$272,443,061

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$272,291,224	$272,291,224	$—	$—
Money Market Funds	212,884	212,884	—	—
Total Investments	$272,504,108	$272,504,108	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 28.1%
371,853	Bank of America Corp.	$19,782,580
777,721	Bank OZK	36,988,411
115,099	BOK Financial Corp.	14,955,964
306,716	Citigroup, Inc.	35,490,108
116,713	Citizens Financial Group, Inc.	7,350,585
487,820	Columbia Banking System, Inc.	14,361,421
130,249	Commerce Bancshares, Inc.	6,856,307
53,836	Cullen/Frost Bankers, Inc.	7,419,678
121,315	East West Bancorp, Inc.	13,883,289
291,274	Fifth Third Bancorp	14,627,780
6,353	First Citizens BancShares, Inc., Class A	13,147,978
808,373	First Hawaiian, Inc.	21,462,303
570,483	First Horizon Corp.	13,971,129
1,594,686	FNB Corp.	27,986,739
1,178,779	Huntington Bancshares, Inc.	20,605,057
135,344	M&T Bank Corp.	29,988,170
2,138,034	NU Holdings Ltd., Class A (a)	37,950,103
214,358	Pinnacle Financial Partners, Inc.	20,383,302
65,322	PNC Financial Services Group (The), Inc.	14,586,403
164,245	Popular, Inc.	21,931,635
394,575	Prosperity Bancshares, Inc.	27,229,621
754,681	Regions Financial Corp.	21,508,408
217,318	SouthState Bank Corp.	22,238,151
554,137	Truist Financial Corp.	28,493,725
255,521	U.S. Bancorp	14,337,283
433,256	Webster Financial Corp.	28,495,247
73,147	Wells Fargo & Co.	6,619,072
243,272	Western Alliance Bancorp	21,687,699
97,514	Wintrust Financial Corp.	14,382,340
465,820	Zions Bancorp N.A.	27,907,276
		606,627,764
	Capital Markets — 22.9%
70,944	Affiliated Managers Group, Inc.	22,211,857
308,301	Bank of New York Mellon (The) Corp.	36,971,456
136,469	Charles Schwab (The) Corp.	14,181,859
90,438	Coinbase Global, Inc., Class A (a)	17,611,896
70,478	FactSet Research Systems, Inc.	17,926,784
856,085	Franklin Resources, Inc.	22,788,983
31,022	Goldman Sachs Group (The), Inc.	29,018,289
424,026	Interactive Brokers Group, Inc., Class A	31,751,067
1,362,417	Invesco Ltd.	37,180,360
220,019	Jefferies Financial Group, Inc.	13,460,762
76,347	LPL Financial Holdings, Inc.	27,828,482
37,613	MarketAxess Holdings, Inc.	6,365,248
Shares	Description	Value

	Capital Markets (Continued)
13,345	Moody’s Corp.	$6,880,148
31,372	Morningstar, Inc.	6,339,967
49,911	Northern Trust Corp.	7,458,201
42,451	Raymond James Financial, Inc.	7,040,923
120,553	Robinhood Markets, Inc., Class A (a)	11,992,612
436,367	SEI Investments Co.	38,334,841
158,528	State Street Corp.	20,744,974
349,587	T. Rowe Price Group, Inc.	36,944,354
560,631	TPG, Inc.	33,026,772
818,402	Virtu Financial, Inc., Class A	33,971,867
832,899	XP, Inc., Class A	16,249,860
		496,281,562
	Consumer Finance — 4.9%
602,101	Ally Financial, Inc.	25,456,830
46,119	Credit Acceptance Corp. (a) (b)	22,978,331
302,766	OneMain Holdings, Inc.	19,843,284
503,863	SLM Corp.	13,679,880
1,041,601	SoFi Technologies, Inc. (a)	23,758,919
		105,717,244
	Financial Services — 4.7%
54,250	Berkshire Hathaway, Inc., Class B (a)	26,068,752
451,925	Corebridge Financial, Inc.	13,932,848
143,070	Equitable Holdings, Inc.	6,638,448
1,224,870	MGIC Investment Corp.	32,973,500
1,556,457	UWM Holdings Corp.	7,642,204
183,039	Voya Financial, Inc.	14,031,770
		101,287,522
	Insurance — 35.7%
123,648	Aflac, Inc.	13,718,746
171,946	Allstate (The) Corp.	34,215,535
49,878	American Financial Group, Inc.	6,497,607
418,360	American International Group, Inc.	31,326,797
19,320	Aon PLC, Class A	6,755,045
373,131	Arch Capital Group Ltd. (a)	35,835,501
56,610	Assurant, Inc.	13,480,539
398,249	Assured Guaranty Ltd.	33,791,428
334,212	Axis Capital Holdings Ltd.	34,483,994
552,412	Brighthouse Financial, Inc. (a)	35,387,513
65,527	Chubb Ltd.	20,284,538
166,974	Cincinnati Financial Corp.	26,864,447
428,401	CNA Financial Corp.	20,503,272
20,090	Everest Group Ltd.	6,655,415
374,645	Fidelity National Financial, Inc.	20,376,942
582,530	First American Financial Corp.	36,804,245
194,974	Globe Life, Inc.	27,339,254
149,200	Hanover Insurance Group (The), Inc.	25,981,688
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
197,889	Hartford Insurance Group (The), Inc.	$26,726,888
882,850	Kemper Corp.	34,793,119
803,743	Lincoln National Corp.	33,443,746
258,942	Loews Corp.	27,336,507
9,515	Markel Group, Inc. (a)	19,416,690
86,360	MetLife, Inc.	6,812,077
298,742	Old Republic International Corp.	11,701,724
52,774	Primerica, Inc.	13,881,673
77,284	Principal Financial Group, Inc.	7,320,340
119,748	Progressive (The) Corp.	24,907,584
60,394	Prudential Financial, Inc.	6,710,377
33,507	Reinsurance Group of America, Inc.	6,793,544
127,296	RenaissanceRe Holdings Ltd.	35,859,283
106,554	RLI Corp.	6,225,950
94,011	Travelers (The) Cos., Inc.	26,747,070
263,895	Unum Group	20,048,103
194,447	W.R. Berkley Corp.	13,335,175
62,239	Willis Towers Watson PLC	19,759,015
		772,121,371
	Mortgage REITs — 3.6%
635,940	AGNC Investment Corp. (b)	7,249,716
1,219,549	Annaly Capital Management, Inc.	28,061,822
3,283,552	Rithm Capital Corp.	35,922,059
378,527	Starwood Property Trust, Inc.	6,786,989
		78,020,586
	Total Common Stocks	2,160,056,049
	(Cost $1,944,360,373)
MONEY MARKET FUNDS — 0.1%
2,108,801	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	2,108,801
	(Cost $2,108,801)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$7,529,662	Daiwa Capital Markets America, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $7,531,959. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $7,680,259. (d)	$7,529,662
	(Cost $7,529,662)

	Total Investments — 100.4%	2,169,694,512
	(Cost $1,953,998,836)
	Net Other Assets and Liabilities — (0.4)%	(8,210,897)
	Net Assets — 100.0%	$2,161,483,615

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,428,526 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,529,662.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,160,056,049	$2,160,056,049	$—	$—
Money Market Funds	2,108,801	2,108,801	—	—
Repurchase Agreements	7,529,662	—	7,529,662	—
Total Investments	$2,169,694,512	$2,162,164,850	$7,529,662	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,428,526
Non-cash Collateral(2)	(6,428,526)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$7,529,662
Non-cash Collateral(4)	(7,529,662)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 29.6%
36,037	AbbVie, Inc.	$8,036,612
31,058	Alnylam Pharmaceuticals, Inc. (a)	10,499,467
50,310	Amgen, Inc.	17,199,983
655,551	Apellis Pharmaceuticals, Inc. (a)	14,802,342
116,963	Biogen, Inc. (a)	21,040,474
207,817	BioMarin Pharmaceutical, Inc. (a)	11,749,973
281,786	Exelixis, Inc. (a)	11,654,669
100,624	Gilead Sciences, Inc.	14,283,577
183,515	Halozyme Therapeutics, Inc. (a)	13,159,861
208,408	Incyte Corp. (a)	20,855,389
118,274	Insmed, Inc. (a)	18,553,642
260,200	Ionis Pharmaceuticals, Inc. (a)	21,510,734
89,852	Natera, Inc. (a)	20,768,391
87,079	Neurocrine Biosciences, Inc. (a)	11,847,969
21,334	Regeneron Pharmaceuticals, Inc.	15,818,094
765,216	Sarepta Therapeutics, Inc. (a)	15,564,493
33,796	United Therapeutics Corp. (a)	15,866,884
18,162	Vertex Pharmaceuticals, Inc. (a)	8,534,324
109,710	Viking Therapeutics, Inc. (a)	3,185,978
		274,932,856
	Health Care Equipment & Supplies — 19.2%
131,436	Abbott Laboratories	14,365,955
52,731	Align Technology, Inc. (a)	8,596,735
201,965	Baxter International, Inc.	4,053,438
42,426	Becton Dickinson & Co.	8,632,843
40,478	Boston Scientific Corp. (a)	3,785,907
47,090	Cooper (The) Cos., Inc. (a)	3,832,184
45,275	Edwards Lifesciences Corp. (a)	3,683,574
100,386	GE HealthCare Technologies, Inc.	7,927,482
141,457	Globus Medical, Inc., Class A (a)	12,827,321
24,342	IDEXX Laboratories, Inc. (a)	16,320,337
41,848	Inspire Medical Systems, Inc. (a)	3,171,242
13,578	Insulet Corp. (a)	3,473,388
21,806	Intuitive Surgical, Inc. (a)	10,995,021
85,715	Medtronic PLC	8,825,216
52,965	Penumbra, Inc. (a)	18,970,474
34,184	ResMed, Inc.	8,830,069
259,771	Solventum Corp. (a)	19,994,574
15,224	STERIS PLC	3,997,822
183,136	Zimmer Biomet Holdings, Inc.	15,945,652
		178,229,234
	Health Care Providers & Services — 23.6%
1,450,624	Acadia Healthcare Co., Inc. (a)	19,496,386
100,168	Cardinal Health, Inc.	21,524,100
Shares	Description	Value

	Health Care Providers & Services (Continued)
28,867	Chemed Corp.	$12,330,250
59,833	Cigna Group (The)	16,400,824
46,976	Elevance Health, Inc.	16,241,482
116,362	Encompass Health Corp.	10,999,700
44,091	HCA Healthcare, Inc.	21,528,313
108,942	Henry Schein, Inc. (a)	8,222,942
32,148	Humana, Inc.	6,275,290
49,229	Labcorp Holdings, Inc.	13,366,658
118,615	Molina Healthcare, Inc. (a)	21,302,068
71,174	Quest Diagnostics, Inc.	13,311,673
62,150	Tenet Healthcare Corp. (a)	11,763,752
24,942	UnitedHealth Group, Inc.	7,156,608
94,414	Universal Health Services, Inc., Class B	19,001,762
		218,921,808
	Health Care Technology — 1.3%
934,590	Certara, Inc. (a)	8,215,046
17,289	Veeva Systems, Inc., Class A (a)	3,525,573
		11,740,619
	Life Sciences Tools & Services — 11.3%
28,365	Agilent Technologies, Inc.	3,796,655
29,425	Illumina, Inc. (a)	4,261,034
36,650	Medpace Holdings, Inc. (a)	21,347,892
274,182	QIAGEN N.V.	14,715,348
100,498	Repligen Corp. (a)	15,011,386
85,104	Revvity, Inc.	9,259,315
933,528	Sotera Health Co. (a)	16,915,528
65,362	Tempus AI, Inc. (a)	3,909,955
6,661	Thermo Fisher Scientific, Inc.	3,854,121
21,677	Waters Corp. (a)	8,036,098
14,026	West Pharmaceutical Services, Inc.	3,241,689
		104,349,021
	Pharmaceuticals — 14.9%
228,971	Bristol-Myers Squibb Co.	12,604,854
170,550	Elanco Animal Health, Inc. (a)	4,106,844
19,154	Eli Lilly & Co.	19,865,571
39,785	Johnson & Johnson	9,041,141
156,445	Merck & Co., Inc.	17,251,190
2,870,897	Organon & Co.	24,517,461
1,183,006	Perrigo Co. PLC	16,810,515
826,680	Pfizer, Inc.	21,857,419
99,884	Royalty Pharma PLC, Class A	4,163,165
65,440	Zoetis, Inc.	8,168,221
		138,386,381
	Total Common Stocks	926,559,919
	(Cost $872,148,174)
See Notes to Financial Statements

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
660,398	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (b)	$660,398
	(Cost $660,398)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$291	Daiwa Capital Markets America, Inc., 3.66% (b), dated 01/30/26, due 02/02/26, with a maturity value of $291. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $297. (c)	291
	(Cost $291)

	Total Investments — 100.0%	927,220,608
	(Cost $872,808,863)
	Net Other Assets and Liabilities — (0.0)%	(2,392)
	Net Assets — 100.0%	$927,218,216

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$926,559,919	$926,559,919	$—	$—
Money Market Funds	660,398	660,398	—	—
Repurchase Agreements	291	—	291	—
Total Investments	$927,220,608	$927,220,317	$291	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$291
Non-cash Collateral(2)	(291)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 10.5%
29,999	Boeing (The) Co. (a)	$7,011,366
37,672	BWX Technologies, Inc.	7,738,959
9,665	General Dynamics Corp.	3,393,285
26,430	General Electric Co.	8,108,460
15,097	HEICO Corp.	4,995,748
23,814	Howmet Aerospace, Inc.	4,955,217
14,363	Huntington Ingalls Industries, Inc.	6,039,785
5,551	L3Harris Technologies, Inc.	1,903,161
47,751	Leonardo DRS, Inc.	1,960,656
6,732	Lockheed Martin Corp.	4,269,569
8,572	Northrop Grumman Corp.	5,934,053
116,685	Rocket Lab Corp. (a)	9,342,968
227,043	StandardAero, Inc. (a)	7,013,358
74,702	Textron, Inc.	6,578,258
		79,244,843
	Air Freight & Logistics — 3.1%
21,858	Expeditors International of Washington, Inc.	3,509,083
28,182	FedEx Corp.	9,081,650
61,859	GXO Logistics, Inc. (a)	3,500,601
65,647	United Parcel Service, Inc., Class B	6,973,024
		23,064,358
	Building Products — 8.6%
97,366	A.O. Smith Corp.	7,155,427
33,719	Advanced Drainage Systems, Inc.	5,126,637
20,444	Allegion PLC	3,381,233
34,073	Armstrong World Industries, Inc.	6,260,573
63,281	Builders FirstSource, Inc. (a)	7,239,347
15,273	Carlisle Cos, Inc.	5,206,413
30,810	Carrier Global Corp.	1,835,660
130,184	Fortune Brands Innovations, Inc.	7,042,954
210,728	Hayward Holdings, Inc. (a)	3,401,150
51,303	Masco Corp.	3,390,615
40,324	Simpson Manufacturing Co., Inc.	7,128,477
185,619	Trex Co., Inc. (a)	7,688,339
		64,856,825
	Chemicals — 4.2%
201,533	Axalta Coating Systems Ltd. (a)	6,767,478
208,890	Dow, Inc.	5,754,920
202,477	DuPont de Nemours, Inc.	8,892,790
47,670	PPG Industries, Inc.	5,512,082
46,965	RPM International, Inc.	5,023,376
		31,950,646
Shares	Description	Value

	Commercial Services & Supplies — 1.2%
30,502	MSA Safety, Inc.	$5,403,429
48,541	Tetra Tech, Inc.	1,828,054
16,318	Veralto Corp.	1,615,156
		8,846,639
	Construction & Engineering — 6.4%
17,081	AECOM	1,647,121
8,726	Comfort Systems USA, Inc.	9,965,965
13,307	EMCOR Group, Inc.	9,590,754
19,028	Everus Construction Group, Inc. (a)	1,683,788
37,439	MasTec, Inc. (a)	9,003,331
19,285	Quanta Services, Inc.	9,153,239
345,811	WillScot Holdings Corp.	6,926,594
		47,970,792
	Construction Materials — 1.9%
39,134	CRH PLC	4,790,393
39,383	Eagle Materials, Inc.	8,026,649
5,712	Vulcan Materials Co.	1,716,685
		14,533,727
	Consumer Finance — 1.6%
17,609	American Express Co.	6,201,362
78,050	Synchrony Financial	5,668,771
		11,870,133
	Containers & Packaging — 8.8%
117,116	Amcor PLC	5,182,383
66,741	AptarGroup, Inc.	8,339,288
92,198	Ball Corp.	5,243,300
63,243	Crown Holdings, Inc.	6,620,277
540,473	Graphic Packaging Holding Co.	7,917,930
31,582	Packaging Corp. of America	7,028,574
201,628	Silgan Holdings, Inc.	8,700,248
210,493	Smurfit WestRock PLC	8,762,824
186,513	Sonoco Products Co.	8,952,624
		66,747,448
	Diversified Consumer Services — 1.1%
1,008,635	ADT, Inc.	8,069,080
	Electrical Equipment — 4.3%
9,045	Acuity, Inc.	2,797,076
7,925	AMETEK, Inc.	1,775,042
12,271	Emerson Electric Co.	1,803,346
12,461	GE Vernova, Inc.	9,051,297
23,873	Generac Holdings, Inc. (a)	4,011,619
3,660	Hubbell, Inc.	1,785,860
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
34,799	Regal Rexnord Corp.	$5,620,038
12,551	Rockwell Automation, Inc.	5,292,129
		32,136,407
	Electronic Equipment, Instruments & Components — 3.6%
172,926	Crane NXT Co.	8,736,222
95,930	Ralliant Corp.	5,081,412
6,375	Teledyne Technologies, Inc. (a)	3,954,412
175,142	Vontier Corp.	6,567,825
13,404	Zebra Technologies Corp., Class A (a)	3,149,672
		27,489,543
	Financial Services — 8.5%
65,611	Affirm Holdings, Inc. (a)	3,956,343
125,051	Block, Inc. (a)	7,556,832
5,402	Corpay, Inc. (a)	1,699,631
106,949	Euronet Worldwide, Inc. (a)	7,749,525
121,173	Fiserv, Inc. (a)	7,722,355
105,166	Global Payments, Inc.	7,544,609
26,767	Jack Henry & Associates, Inc.	4,796,914
5,707	Mastercard, Inc., Class A	3,074,875
139,420	PayPal Holdings, Inc.	7,346,040
4,646	Visa, Inc., Class A	1,495,222
874,292	Western Union (The) Co. (b)	8,192,116
21,860	WEX, Inc. (a)	3,364,254
		64,498,716
	Ground Transportation — 6.0%
89,824	CSX Corp.	3,391,754
16,747	J.B. Hunt Transport Services, Inc.	3,394,952
124,549	Knight-Swift Transportation Holdings, Inc.	6,862,650
11,271	Norfolk Southern Corp.	3,282,566
20,770	Old Dominion Freight Line, Inc.	3,597,364
34,027	Ryder System, Inc.	6,508,684
14,957	Saia, Inc. (a)	5,008,651
245,442	Schneider National, Inc., Class B	6,587,663
14,072	Union Pacific Corp.	3,308,327
23,962	XPO, Inc. (a)	3,549,012
		45,491,623
	Household Durables — 2.1%
74,466	Mohawk Industries, Inc. (a)	8,815,285
15,612	TopBuild Corp. (a)	7,307,197
		16,122,482
Shares	Description	Value

	Industrial Conglomerates — 0.7%
20,334	3M Co.	$3,114,356
8,347	Honeywell International, Inc.	1,899,109
		5,013,465
	IT Services — 0.6%
18,200	Accenture PLC, Class A	4,798,248
	Machinery — 14.9%
62,415	AGCO Corp.	7,078,485
83,138	Allison Transmission Holdings, Inc.	9,037,101
11,371	Caterpillar, Inc.	7,474,840
706,261	CNH Industrial N.V.	7,599,368
8,824	Crane Co.	1,611,615
3,189	Cummins, Inc.	1,845,857
18,357	Donaldson Co., Inc.	1,871,313
25,020	Dover Corp.	5,041,280
29,137	Esab Corp.	3,528,491
70,387	Flowserve Corp.	5,500,744
29,479	Fortive Corp.	1,556,786
303,290	Gates Industrial Corp. PLC (a)	6,981,736
39,727	Graco, Inc.	3,469,359
18,304	IDEX Corp.	3,634,259
6,616	Illinois Tool Works, Inc.	1,728,496
9,382	ITT, Inc.	1,710,339
6,800	Lincoln Electric Holdings, Inc.	1,804,380
6,775	Nordson Corp.	1,859,941
64,791	Oshkosh Corp.	9,318,242
44,596	PACCAR, Inc.	5,481,294
1,859	Parker-Hannifin Corp.	1,739,727
31,258	Pentair PLC	3,293,655
18,892	Snap-on, Inc.	6,916,550
65,756	Stanley Black & Decker, Inc.	5,172,367
41,355	Toro (The) Co.	3,783,982
7,628	Westinghouse Air Brake Technologies Corp.	1,755,508
11,948	Xylem, Inc.	1,647,271
		112,442,986
	Marine Transportation — 1.1%
73,882	Kirby Corp. (a)	8,692,956
	Paper & Forest Products — 0.7%
60,467	Louisiana-Pacific Corp.	5,063,506
	Professional Services — 3.8%
112,275	Amentum Holdings, Inc. (a)	4,017,199
38,354	ExlService Holdings, Inc. (a)	1,501,559
28,586	FTI Consulting, Inc. (a)	4,993,116
173,999	Genpact Ltd.	7,673,356
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
54,763	ManpowerGroup, Inc.	$1,989,540
239,747	Robert Half, Inc.	8,297,644
		28,472,414
	Software — 0.2%
971	Fair Isaac Corp. (a)	1,420,738
	Trading Companies & Distributors — 6.1%
12,673	Applied Industrial Technologies, Inc.	3,300,176
62,647	Core & Main, Inc., Class A (a)	3,342,844
21,935	Ferguson Enterprises, Inc.	5,537,710
41,343	FTAI Aviation Ltd.	11,258,526
58,072	MSC Industrial Direct Co., Inc., Class A	4,897,793
8,054	United Rentals, Inc.	6,298,711
1,615	W.W. Grainger, Inc.	1,744,103
9,655	Watsco, Inc.	3,731,175
19,959	WESCO International, Inc.	5,776,733
		45,887,771
	Total Common Stocks	754,685,346
	(Cost $706,620,280)
MONEY MARKET FUNDS — 0.1%
940,866	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	940,866
	(Cost $940,866)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$7,597,338	Daiwa Capital Markets America, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $7,599,655. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $7,749,289. (d)	7,597,338
	(Cost $7,597,338)

	Total Investments — 101.1%	763,223,550
	(Cost $715,158,484)
	Net Other Assets and Liabilities — (1.1)%	(8,154,692)
	Net Assets — 100.0%	$755,068,858

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,414,556 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,597,338.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$754,685,346	$754,685,346	$—	$—
Money Market Funds	940,866	940,866	—	—
Repurchase Agreements	7,597,338	—	7,597,338	—
Total Investments	$763,223,550	$755,626,212	$7,597,338	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,414,556
Non-cash Collateral(2)	(7,414,556)
Net Amount	$—
See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$7,597,338
Non-cash Collateral(4)	(7,597,338)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 3.1%
20,378	Carpenter Technology Corp.	$6,476,740
28,935	Hexcel Corp.	2,396,107
		8,872,847
	Chemicals — 42.1%
8,661	Air Products and Chemicals, Inc.	2,360,122
34,555	Albemarle Corp.	5,896,120
36,446	Ashland, Inc.	2,229,037
50,578	Celanese Corp.	2,247,686
158,006	CF Industries Holdings, Inc.	14,730,899
191,446	Eastman Chemical Co.	13,271,037
18,623	Ecolab, Inc.	5,251,500
256,732	Element Solutions, Inc.	7,470,901
154,189	FMC Corp.	2,436,186
488,819	Huntsman Corp.	5,289,022
72,533	International Flavors & Fragrances, Inc.	5,063,529
15,041	Linde PLC	6,873,286
49,388	LyondellBasell Industries N.V., Class A	2,420,012
507,275	Mosaic (The) Co.	13,950,062
14,224	NewMarket Corp.	9,541,317
469,336	Olin Corp.	9,766,882
83,769	Scotts Miracle-Gro (The) Co.	5,379,645
66,111	Westlake Corp. (a)	5,243,925
		119,421,168
	Containers & Packaging — 4.1%
35,268	Avery Dennison Corp.	6,542,567
124,098	International Paper Co.	5,003,631
		11,546,198
	Machinery — 11.8%
85,159	Mueller Industries, Inc.	11,593,546
21,802	RBC Bearings, Inc. (b)	10,893,806
116,205	Timken (The) Co.	10,829,144
		33,316,496
	Metals & Mining — 36.2%
219,686	Alcoa Corp.	12,480,362
143,297	Anglogold Ashanti PLC	13,307,992
161,031	Cleveland-Cliffs, Inc. (b)	2,215,786
126,319	Freeport-McMoRan, Inc.	7,608,193
42,332	MP Materials Corp. (b)	2,487,852
122,385	Newmont Corp.	13,749,955
59,940	Nucor Corp.	10,652,537
33,839	Reliance, Inc.	11,149,950
28,858	Royal Gold, Inc.	7,598,600
44,718	Southern Copper Corp.	8,510,730
72,119	Steel Dynamics, Inc.	12,950,409
		102,712,366
Shares	Description	Value

	Trading Companies & Distributors — 2.4%
159,875	Fastenal Co.	$6,932,180
	Total Common Stocks	282,801,255
	(Cost $257,067,909)
MONEY MARKET FUNDS — 0.3%
889,602	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	889,602
	(Cost $889,602)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$1,251,762	Daiwa Capital Markets America, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $1,252,144. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $1,276,798. (d)	1,251,762
	(Cost $1,251,762)

	Total Investments — 100.5%	284,942,619
	(Cost $259,209,273)
	Net Other Assets and Liabilities — (0.5)%	(1,344,022)
	Net Assets — 100.0%	$283,598,597

(a)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,996,484 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,251,762.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$282,801,255	$282,801,255	$—	$—
Money Market Funds	889,602	889,602	—	—
Repurchase Agreements	1,251,762	—	1,251,762	—
Total Investments	$284,942,619	$283,690,857	$1,251,762	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,996,484
Non-cash Collateral(2)	(1,251,762)
Net Amount	$744,722
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,251,762
Non-cash Collateral(4)	(1,251,762)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On January 30, 2026, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
January 29 to January 30, the value of the related securities loaned was above the collateral value received. See Note 2D -
Securities Lending in the Notes to Financial Statements.

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 1.0%
51,947	F5, Inc. (a)	$14,317,113
	Consumer Finance — 0.4%
108,228	Figure Technology Solutions, Inc., Class A (a) (b)	6,156,009
	Consumer Staples Distribution & Retail — 0.8%
294,801	Maplebear, Inc. (a)	10,954,805
	Electrical Equipment — 1.9%
143,235	Vertiv Holdings Co., Class A	26,667,492
	Electronic Equipment, Instruments & Components — 9.9%
171,713	Amphenol Corp., Class A	24,740,409
210,613	Arrow Electronics, Inc. (a)	27,904,117
386,111	Avnet, Inc.	24,089,465
68,151	CDW Corp.	8,613,605
153,626	Flex Ltd. (a)	9,684,583
61,732	IPG Photonics Corp. (a)	5,704,654
81,415	Jabil, Inc.	19,310,824
123,572	TD SYNNEX Corp.	19,607,169
		139,654,826
	Financial Services — 0.3%
124,474	Toast, Inc., Class A (a)	3,872,386
	Hotels, Restaurants & Leisure — 0.3%
19,517	DoorDash, Inc., Class A (a)	3,993,569
	Interactive Media & Services — 6.1%
74,139	Alphabet, Inc., Class A	25,058,983
410,660	Match Group, Inc.	12,792,059
14,061	Meta Platforms, Inc., Class A	10,074,706
896,304	Pinterest, Inc., Class A (a)	19,835,208
80,760	Reddit, Inc., Class A (a)	14,558,605
434,617	ZoomInfo Technologies, Inc. (a)	3,498,667
		85,818,228
	IT Services — 13.8%
212,771	Akamai Technologies, Inc. (a)	20,670,703
288,230	Amdocs Ltd.	23,617,566
47,082	Cloudflare, Inc., Class A (a)	8,349,993
223,665	Cognizant Technology Solutions Corp., Class A	18,353,950
1,583,981	DXC Technology Co. (a)	22,856,846
45,305	EPAM Systems, Inc. (a)	9,450,623
283,987	Globant S.A. (a)	18,993,050
499,253	Kyndryl Holdings, Inc. (a)	11,482,819
55,291	MongoDB, Inc. (a)	20,531,207
51,116	Okta, Inc. (a)	4,318,280
60,449	Snowflake, Inc. (a)	11,648,522
Shares	Description	Value

	IT Services (Continued)
163,142	Twilio, Inc., Class A (a)	$19,652,085
18,192	VeriSign, Inc.	4,443,032
		194,368,676
	Media — 0.9%
1,159,107	DoubleVerify Holdings, Inc. (a)	12,541,538
	Professional Services — 10.5%
24,887	CACI International, Inc., Class A (a)	15,444,374
5,558,158	Clarivate PLC (a)	14,729,119
558,088	Concentrix Corp. (b)	20,844,587
461,798	KBR, Inc.	19,769,572
102,905	Leidos Holdings, Inc.	19,374,953
150,197	Parsons Corp. (a)	10,522,802
83,209	Paycom Software, Inc.	11,212,413
230,532	Science Applications International Corp.	23,458,936
151,684	SS&C Technologies Holdings, Inc.	12,421,403
		147,778,159
	Semiconductors & Semiconductor Equipment — 30.7%
108,356	Advanced Micro Devices, Inc. (a)	25,651,116
470,219	Amkor Technology, Inc.	22,725,684
90,296	Applied Materials, Inc.	29,104,207
79,708	Astera Labs, Inc. (a)	12,005,619
53,638	Broadcom, Inc.	17,770,269
195,825	Cirrus Logic, Inc. (a)	25,523,831
52,463	Entegris, Inc.	6,194,306
265,812	GLOBALFOUNDRIES, Inc. (a)	11,217,266
251,549	Intel Corp. (a)	11,689,482
19,098	KLA Corp.	27,270,798
135,561	Lam Research Corp.	31,648,071
126,151	Lattice Semiconductor Corp. (a)	10,157,679
135,481	MACOM Technology Solutions Holdings, Inc. (a)	29,678,468
156,040	Marvell Technology, Inc.	12,314,677
65,043	Micron Technology, Inc.	26,985,040
20,483	Monolithic Power Systems, Inc.	23,025,964
99,541	NVIDIA Corp.	19,025,271
81,627	ON Semiconductor Corp. (a)	4,888,641
83,999	Onto Innovation, Inc. (a)	16,971,998
156,906	Qorvo, Inc. (a)	12,255,928
77,522	QUALCOMM, Inc.	11,751,560
365,957	Skyworks Solutions, Inc.	20,405,762
53,503	Texas Instruments, Inc.	11,532,572
113,548	Universal Display Corp.	13,037,581
		432,831,790
	Software — 16.9%
12,629	Adobe, Inc. (a)	3,703,454
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
19,000	Appfolio, Inc., Class A (a)	$3,607,720
27,551	AppLovin Corp., Class A (a)	13,034,654
14,932	Autodesk, Inc. (a)	3,775,855
14,141	Cadence Design Systems, Inc. (a)	4,190,827
19,802	Crowdstrike Holdings, Inc., Class A (a)	8,740,702
32,502	Datadog, Inc., Class A (a)	4,203,159
289,074	Dolby Laboratories, Inc., Class A	18,555,660
476,984	Dropbox, Inc., Class A (a)	12,153,552
341,381	Gen Digital, Inc.	8,189,730
21,990	Guidewire Software, Inc. (a)	3,095,312
6,673	Intuit, Inc.	3,329,293
9,140	Microsoft Corp.	3,932,851
104,440	Palantir Technologies, Inc., Class A (a)	15,309,860
310,856	Pegasystems, Inc.	13,581,299
127,607	Procore Technologies, Inc. (a)	7,208,519
53,281	PTC, Inc. (a)	8,318,762
321,403	RingCentral, Inc., Class A (a)	8,317,910
20,852	Roper Technologies, Inc.	7,740,888
57,794	Rubrik, Inc., Class A (a)	3,233,574
16,686	Salesforce, Inc.	3,542,271
152,718	Strategy, Inc. (a)	22,863,412
9,409	Synopsys, Inc. (a)	4,376,267
609,863	Teradata Corp. (a)	17,393,293
269,680	UiPath, Inc., Class A (a)	3,395,271
300,208	Unity Software, Inc. (a)	8,736,053
268,923	Zoom Communications, Inc. (a)	24,767,808
		239,297,956
	Technology Hardware, Storage & Peripherals — 6.3%
48,775	Apple, Inc.	12,656,137
105,340	Dell Technologies, Inc., Class C	12,055,109
552,047	Hewlett Packard Enterprise Co.	11,880,051
416,613	HP, Inc.	8,098,957
86,676	NetApp, Inc.	8,351,233
138,518	Pure Storage, Inc., Class A (a)	9,632,542
453,031	Super Micro Computer, Inc. (a)	13,187,732
53,882	Western Digital Corp.	13,482,893
		89,344,654
	Total Common Stocks	1,407,597,201
	(Cost $1,192,286,676)
MONEY MARKET FUNDS — 0.3%
3,245,352	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	3,245,352
	(Cost $3,245,352)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.8%
$25,788,193	Mizuho Financial Group, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $25,796,058. Collateralized by U.S. Treasury Note, interest rate of 4.38%, due 05/15/34. The value of the collateral including accrued interest is $26,303,963. (d)	$25,788,193
	(Cost $25,788,193)

	Total Investments — 101.9%	1,436,630,746
	(Cost $1,221,320,221)
	Net Other Assets and Liabilities — (1.9)%	(26,525,512)
	Net Assets — 100.0%	$1,410,105,234

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $19,916,601 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $25,788,193.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,407,597,201	$1,407,597,201	$—	$—
Money Market Funds	3,245,352	3,245,352	—	—
Repurchase Agreements	25,788,193	—	25,788,193	—
Total Investments	$1,436,630,746	$1,410,842,553	$25,788,193	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$19,916,601
Non-cash Collateral(2)	(19,916,601)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$25,788,193
Non-cash Collateral(4)	(25,788,193)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Commercial Services & Supplies — 2.5%
27,882	Clean Harbors, Inc. (a)	$7,246,810
30,889	Republic Services, Inc.	6,643,915
29,761	Waste Management, Inc.	6,614,085
		20,504,810
	Electric Utilities — 51.3%
301,704	Alliant Energy Corp.	19,885,311
226,785	American Electric Power Co., Inc.	27,163,173
223,114	Duke Energy Corp.	27,074,884
544,652	Edison International	33,920,927
141,475	Entergy Corp.	13,566,038
360,767	Evergy, Inc.	27,681,652
388,418	Eversource Energy	26,851,336
749,935	Exelon Corp.	33,582,089
438,101	FirstEnergy Corp.	20,739,701
103,320	IDACORP, Inc.	13,719,863
81,432	NextEra Energy, Inc.	7,157,873
164,226	NRG Energy, Inc.	25,065,814
765,564	OGE Energy Corp.	33,439,835
2,034,203	PG&E Corp.	31,367,410
294,837	Pinnacle West Capital Corp.	27,584,950
560,083	PPL Corp.	20,303,009
74,976	Southern (The) Co.	6,696,107
265,545	Xcel Energy, Inc.	20,197,353
		415,997,325
	Gas Utilities — 13.5%
78,013	Atmos Energy Corp.	12,976,682
1,339,739	MDU Resources Group, Inc.	27,478,047
408,322	National Fuel Gas Co.	34,196,968
873,353	UGI Corp.	35,030,189
		109,681,886
	Independent Power and Renewable Electricity Producers — 6.8%
1,367,759	AES (The) Corp.	20,037,669
786,284	Clearway Energy, Inc., Class C	28,424,167
40,528	Vistra Corp.	6,417,609
		54,879,445
	Multi-Utilities — 21.0%
196,414	Ameren Corp.	20,285,638
341,047	CenterPoint Energy, Inc.	13,536,155
186,986	CMS Energy Corp.	13,367,629
329,143	Consolidated Edison, Inc.	35,096,518
334,760	Dominion Energy, Inc.	20,142,509
152,068	DTE Energy Co.	20,434,898
313,128	NiSource, Inc.	13,868,439
162,836	Public Service Enterprise Group, Inc.	13,411,173
Shares	Description	Value

	Multi-Utilities (Continued)
74,055	Sempra	$6,443,526
123,982	WEC Energy Group, Inc.	13,721,088
		170,307,573
	Water Utilities — 4.9%
50,107	American Water Works Co., Inc.	6,470,317
852,170	Essential Utilities, Inc.	33,055,674
		39,525,991
	Total Common Stocks	810,897,030
	(Cost $772,888,592)
MONEY MARKET FUNDS — 0.2%
1,933,601	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (b)	1,933,601
	(Cost $1,933,601)

	Total Investments — 100.2%	812,830,631
	(Cost $774,822,193)
	Net Other Assets and Liabilities — (0.2)%	(1,552,705)
	Net Assets — 100.0%	$811,277,926

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$810,897,030	$810,897,030	$—	$—
Money Market Funds	1,933,601	1,933,601	—	—
Total Investments	$812,830,631	$812,830,631	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Assets and Liabilities
January 31, 2026 (Unaudited)

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
ASSETS:
Investments, at value	$312,098,862	$251,163,237	$272,504,108
Receivables:
Dividends	28,262	574,347	167,564
Securities lending income	959	849	—
Investment securities sold	—	19,550,326	—
Interest	—	—	—
Reclaims	—	—	—
Prepaid expenses	1,710	1,187	1,153
Total Assets	312,129,793	271,289,946	272,672,825

LIABILITIES:
Payables:
Collateral for securities on loan	1,869,974	7,578	—
Investment advisory fees	135,628	110,848	110,145
Licensing fees	41,848	35,854	36,053
Shareholder reporting fees	28,410	13,718	20,032
Audit and tax fees	19,654	19,525	21,533
Trustees’ fees	1,074	622	659
Investment securities purchased	—	—	—
Capital shares redeemed	—	19,594,295	—
Other liabilities	56,089	42,640	41,342
Total Liabilities	2,152,677	19,825,080	229,764
NET ASSETS	$309,977,116	$251,464,866	$272,443,061

NET ASSETS consist of:
Paid-in capital	$761,507,791	$555,525,735	$826,881,902
Par value	45,000	38,500	148,500
Accumulated distributable earnings (loss)	(451,575,675)	(304,099,369)	(554,587,341)
NET ASSETS	$309,977,116	$251,464,866	$272,443,061
NET ASSET VALUE, per share	$68.88	$65.32	$18.35
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,500,002	3,850,002	14,850,002
Investments, at cost	$300,860,828	$240,161,540	$270,533,659
Securities on loan, at value	$1,845,287	$—	$—
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$2,169,694,512	$927,220,608	$763,223,550	$284,942,619	$1,436,630,746	$812,830,631

839,796	729,685	192,166	114,866	289,798	1,509,517
1,423	26	72	596	4,504	—
6,092,341	22,877,851	4,262,386	—	—	30,219,929
3,517	—	—	—	—	—
6,291	—	—	—	—	19,971
10,137	4,196	8,214	960	6,824	7,797
2,176,648,017	950,832,366	767,686,388	285,059,041	1,436,931,872	844,587,845

7,529,662	291	7,597,338	1,251,762	25,788,193	—
921,693	409,235	339,308	105,731	614,596	679,893
292,195	126,873	190,406	29,643	195,407	235,581
33,374	29,052	29,005	15,247	26,415	32,930
19,739	19,054	19,712	19,538	19,615	19,513
238	524	351	654	380	—
—	—	—	—	—	1,825,539
6,097,174	22,893,882	4,265,852	—	—	30,305,832
270,327	135,239	175,558	37,869	182,032	210,631
15,164,402	23,614,150	12,617,530	1,460,444	26,826,638	33,309,919
$2,161,483,615	$927,218,216	$755,068,858	$283,598,597	$1,410,105,234	$811,277,926

$2,371,766,928	$1,551,906,205	$878,692,762	$605,043,556	$1,574,985,461	$844,270,245
354,500	81,000	88,500	39,500	83,050	174,000
(210,637,813)	(624,768,989)	(123,712,404)	(321,484,459)	(164,963,277)	(33,166,319)
$2,161,483,615	$927,218,216	$755,068,858	$283,598,597	$1,410,105,234	$811,277,926
$60.97	$114.47	$85.32	$71.80	$169.79	$46.63
35,450,002	8,100,002	8,850,002	3,950,002	8,305,000	17,400,002
$1,953,998,836	$872,808,863	$715,158,484	$259,209,273	$1,221,320,221	$774,822,193
$6,428,526	$—	$7,414,556	$1,996,484	$19,916,601	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Operations
For the Six Months Ended January 31, 2026 (Unaudited)

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)	First Trust Consumer Staples AlphaDEX® Fund (FXG)	First Trust Energy AlphaDEX® Fund (FXN)
INVESTMENT INCOME:
Dividends	$1,833,926	$4,374,868	$4,348,923
Securities lending income (net of fees)	6,257	4,572	469
Foreign withholding tax	(3,840)	—	—
Total investment income	1,836,343	4,379,440	4,349,392

EXPENSES:
Investment advisory fees	795,869	684,379	679,037
Accounting and administration fees	75,297	65,038	64,522
Licensing fees	63,670	54,750	54,323
Shareholder reporting fees	24,799	19,692	22,959
Audit and tax fees	14,711	14,663	15,671
Transfer agent fees	7,959	6,844	6,790
Custodian fees	6,642	4,872	4,517
Legal fees	6,217	3,306	3,220
Trustees’ fees and expenses	5,091	4,881	4,891
Listing fees	4,950	4,950	4,950
Other expenses	31,625	25,186	24,246
Total expenses	1,036,830	888,561	885,126
NET INVESTMENT INCOME (LOSS)	799,513	3,490,879	3,464,266

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,677,881	(14,452,209)	(22,001,617)
In-kind redemptions	8,701,844	6,515,958	6,141,668
Net realized gain (loss)	14,379,725	(7,936,251)	(15,859,949)
Net change in unrealized appreciation (depreciation) on investments	3,953,872	17,204,803	55,348,562
NET REALIZED AND UNREALIZED GAIN (LOSS)	18,333,597	9,268,552	39,488,613
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,133,110	$12,759,431	$42,952,879
See Notes to Financial Statements

First Trust Financials AlphaDEX® Fund (FXO)	First Trust Health Care AlphaDEX® Fund (FXH)	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)	First Trust Materials AlphaDEX® Fund (FXZ)	First Trust Technology AlphaDEX® Fund (FXL)	First Trust Utilities AlphaDEX® Fund (FXU)

$28,123,767	$4,748,962	$11,808,902	$2,603,531	$3,947,265	$27,812,321
100,661	34,384	8,611	3,093	5,952	55
(82,016)	—	—	—	—	—
28,142,412	4,783,346	11,817,513	2,606,624	3,953,217	27,812,376

5,495,612	2,330,378	3,924,092	550,396	3,591,172	4,358,432
453,619	213,277	333,913	52,994	310,681	367,939
439,649	186,430	313,927	44,032	287,294	348,675
41,687	33,661	35,179	20,251	32,738	56,697
14,737	14,716	14,737	14,663	14,694	14,663
40,081	23,304	31,612	5,504	30,559	34,341
25,172	12,669	22,333	3,588	19,482	10,814
20,216	10,115	19,180	2,462	13,510	14,612
5,655	5,165	5,558	4,855	5,328	5,255
7,577	4,950	7,577	4,949	4,949	4,950
166,706	76,589	146,884	18,857	109,569	129,982
6,710,711	2,911,254	4,854,992	722,551	4,419,976	5,346,360
21,431,701	1,872,092	6,962,521	1,884,073	(466,759)	22,466,016

43,385,492	57,513,291	387,636	(8,040,006)	13,129,644	11,447,206
94,093,276	14,932,165	277,875,317	5,964,105	118,074,675	125,977,646
137,478,768	72,445,456	278,262,953	(2,075,901)	131,204,319	137,424,852
7,538,066	61,759,599	(152,807,745)	49,904,818	(52,225,331)	(62,620,018)
145,016,834	134,205,055	125,455,208	47,828,917	78,978,988	74,804,834
$166,448,535	$136,077,147	$132,417,729	$49,712,990	$78,512,229	$97,270,850
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets

	First Trust Consumer Discretionary AlphaDEX® Fund (FXD)		First Trust Consumer Staples AlphaDEX® Fund (FXG)
	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$799,513	$12,716,469	$3,490,879	$7,681,104
Net realized gain (loss)	14,379,725	151,218,040	(7,936,251)	5,126,943
Net change in unrealized appreciation (depreciation)	3,953,872	(191,465,920)	17,204,803	(22,805,897)
Net increase (decrease) in net assets resulting from operations	19,133,110	(27,531,411)	12,759,431	(9,997,850)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(952,530)	(13,337,421)	(4,066,717)	(7,472,183)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,685,951	420,283,794	—	41,819,210
Cost of shares redeemed	(62,802,106)	(1,540,857,531)	(41,612,184)	(154,912,498)
Net increase (decrease) in net assets resulting from shareholder transactions	(28,116,155)	(1,120,573,737)	(41,612,184)	(113,093,288)
Total increase (decrease) in net assets	(9,935,575)	(1,161,442,569)	(32,919,470)	(130,563,321)

NET ASSETS:
Beginning of period	319,912,691	1,481,355,260	284,384,336	414,947,657
End of period	$309,977,116	$319,912,691	$251,464,866	$284,384,336

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,950,002	24,400,002	4,500,002	6,250,002
Shares sold	500,000	6,700,000	—	650,000
Shares redeemed	(950,000)	(26,150,000)	(650,000)	(2,400,000)
Shares outstanding, end of period	4,500,002	4,950,002	3,850,002	4,500,002
See Notes to Financial Statements

First Trust Energy AlphaDEX® Fund (FXN)		First Trust Financials AlphaDEX® Fund (FXO)		First Trust Health Care AlphaDEX® Fund (FXH)
Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025

$3,464,266	$9,597,141	$21,431,701	$32,418,242	$1,872,092	$3,441,503
(15,859,949)	(16,753,372)	137,478,768	63,174,949	72,445,456	67,328,292
55,348,562	(53,798,361)	7,538,066	58,385,023	61,759,599	(165,760,889)
42,952,879	(60,954,592)	166,448,535	153,978,214	136,077,147	(94,991,094)

(3,555,751)	(10,196,321)	(21,762,931)	(31,233,028)	(6,043,817)	(3,555,751)

24,880,939	49,026,079	195,368,040	1,807,638,374	28,590,324	15,402,313
(63,793,051)	(254,706,723)	(363,537,881)	(649,598,007)	(76,855,741)	(337,717,738)
(38,912,112)	(205,680,644)	(168,169,841)	1,158,040,367	(48,265,417)	(322,315,425)
485,016	(276,831,557)	(23,484,237)	1,280,785,553	81,767,913	(420,862,270)

271,958,045	548,789,602	2,184,967,852	904,182,299	845,450,303	1,266,312,573
$272,443,061	$271,958,045	$2,161,483,615	$2,184,967,852	$927,218,216	$845,450,303

17,250,002	30,000,002	38,300,002	17,900,002	8,550,002	11,600,002
1,500,000	3,000,000	3,300,000	32,350,000	250,000	150,000
(3,900,000)	(15,750,000)	(6,150,000)	(11,950,000)	(700,000)	(3,200,000)
14,850,002	17,250,002	35,450,002	38,300,002	8,100,002	8,550,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Statements of Changes in Net Assets (Continued)

	First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)		First Trust Materials AlphaDEX® Fund (FXZ)
	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$6,962,521	$13,450,094	$1,884,073	$4,493,849
Net realized gain (loss)	278,262,953	251,017,905	(2,075,901)	(45,617,775)
Net change in unrealized appreciation (depreciation)	(152,807,745)	(155,455,646)	49,904,818	(5,621,796)
Net increase (decrease) in net assets resulting from operations	132,417,729	109,012,353	49,712,990	(46,745,722)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,288,915)	(13,561,385)	(2,293,427)	(4,819,952)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	284,879,332	1,085,327,748	59,657,453	11,998,845
Cost of shares redeemed	(1,511,585,963)	(1,269,996,640)	(39,182,344)	(124,592,896)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,226,706,631)	(184,668,892)	20,475,109	(112,594,051)
Total increase (decrease) in net assets	(1,101,577,817)	(89,217,924)	67,894,672	(164,159,725)

NET ASSETS:
Beginning of period	1,856,646,675	1,945,864,599	215,703,925	379,863,650
End of period	$755,068,858	$1,856,646,675	$283,598,597	$215,703,925

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	24,050,002	26,600,002	3,750,002	5,650,002
Shares sold	3,600,000	14,350,000	850,000	200,000
Shares redeemed	(18,800,000)	(16,900,000)	(650,000)	(2,100,000)
Shares outstanding, end of period	8,850,002	24,050,002	3,950,002	3,750,002
See Notes to Financial Statements

First Trust Technology AlphaDEX® Fund (FXL)		First Trust Utilities AlphaDEX® Fund (FXU)
Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025

$(466,759)	$578,053	$22,466,016	$17,668,986
131,204,319	172,156,879	137,424,852	97,379,607
(52,225,331)	53,744,732	(62,620,018)	89,211,178
78,512,229	226,479,664	97,270,850	204,259,771

(83,839)	(495,057)	(23,887,951)	(15,001,942)

263,861,780	21,586,792	390,180,529	1,724,095,976
(304,278,181)	(214,114,870)	(1,357,300,437)	(460,930,131)
(40,416,401)	(192,528,078)	(967,119,908)	1,263,165,845
38,011,989	33,456,529	(893,737,009)	1,452,423,674

1,372,093,245	1,338,636,716	1,705,014,935	252,591,261
$1,410,105,234	$1,372,093,245	$811,277,926	$1,705,014,935

8,555,000	9,905,000	38,350,002	7,250,002
1,550,000	150,000	8,600,000	42,300,000
(1,800,000)	(1,500,000)	(29,550,000)	(11,200,000)
8,305,000	8,555,000	17,400,002	38,350,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$64.63	$60.71	$57.41	$49.57	$61.36	$39.70
Income from investment operations:
Net investment income (loss)	0.17 (a)	0.71 (a)	0.41 (a)	0.35 (a)	0.52	0.20
Net realized and unrealized gain (loss)	4.29	3.93 (b)	3.29	7.95	(11.78)	21.61
Total from investment operations	4.46	4.64	3.70	8.30	(11.26)	21.81
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.72)	(0.40)	(0.46)	(0.53)	(0.15)
Net asset value, end of period	$68.88	$64.63	$60.71	$57.41	$49.57	$61.36
Total return (c)	6.90%	7.69%	6.47%	16.93%	(18.43)%	54.99%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$309,977	$319,913	$1,481,355	$1,504,179	$394,117	$1,948,136
Ratio of total expenses to average net assets	0.65% (d)	0.60%	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.50% (d)	1.13%	0.72%	0.71%	0.82%	0.38%
Portfolio turnover rate (e)	44%	68%	84%	110%	76%	88%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Consumer Staples AlphaDEX® Fund (FXG)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$63.20	$66.39	$64.37	$63.79	$56.21	$48.76
Income from investment operations:
Net investment income (loss)	0.81 (a)	1.47 (a)	0.92 (a)	1.20 (a)	0.81	0.79
Net realized and unrealized gain (loss)	2.25	(3.23)	2.05 (b)	0.56	7.55	7.40
Total from investment operations	3.06	(1.76)	2.97	1.76	8.36	8.19
Distributions paid to shareholders from:
Net investment income	(0.94)	(1.43)	(0.95)	(1.18)	(0.78)	(0.74)
Net asset value, end of period	$65.32	$63.20	$66.39	$64.37	$63.79	$56.21
Total return (c)	4.91%	(2.69)%	4.69%	2.87%	14.95%	16.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$251,465	$284,384	$414,948	$656,528	$650,653	$247,311
Ratio of total expenses to average net assets	0.65% (d)	0.63%	0.62%	0.63%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	2.55% (d)	2.24%	1.46%	1.92%	1.41%	1.43%
Portfolio turnover rate (e)	42%	81%	67%	63%	88%	94%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Energy AlphaDEX® Fund (FXN)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.77	$18.29	$17.25	$16.80	$10.33	$6.54
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.42 (a)	0.34 (a)	0.52 (a)	0.27	0.31
Net realized and unrealized gain (loss)	2.58	(2.49)	1.04	0.50 (b)	6.46	3.81
Total from investment operations	2.79	(2.07)	1.38	1.02	6.73	4.12
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.45)	(0.34)	(0.57)	(0.26)	(0.33)
Net asset value, end of period	$18.35	$15.77	$18.29	$17.25	$16.80	$10.33
Total return (c)	17.88%	(11.32)%	8.08%	6.38%	65.76%	66.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$272,443	$271,958	$548,790	$567,687	$1,665,291	$328,966
Ratio of total expenses to average net assets	0.65% (d)	0.63%	0.61%	0.62%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets	2.55% (d)	2.59%	1.93%	3.01%	2.34%	1.70%
Portfolio turnover rate (e)	27%	50%	60%	58%	79%	71%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Financials AlphaDEX® Fund (FXO)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$57.05	$50.51	$41.49	$41.48	$43.40	$25.87
Income from investment operations:
Net investment income (loss)	0.58 (a)	1.04 (a)	1.10 (a)	1.28 (a)	0.92	0.81
Net realized and unrealized gain (loss)	3.94	6.61	9.11	(0.05)	(1.97)	17.55
Total from investment operations	4.52	7.65	10.21	1.23	(1.05)	18.36
Distributions paid to shareholders from:
Net investment income	(0.60)	(1.11)	(1.19)	(1.22)	(0.87)	(0.83)
Net asset value, end of period	$60.97	$57.05	$50.51	$41.49	$41.48	$43.40
Total return (b)	7.93%	15.31%	25.17%	3.24%	(2.52)%	71.99%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,161,484	$2,184,968	$904,182	$894,024	$1,171,738	$1,312,886
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.61%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	1.95% (c)	1.94%	2.57%	3.06%	2.10%	2.25%
Portfolio turnover rate (d)	34%	90%	75%	78%	64%	86%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Health Care AlphaDEX® Fund (FXH)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$98.88	$109.16	$106.42	$108.57	$122.03	$95.29
Income from investment operations:
Net investment income (loss)	0.23 (a)	0.35 (a)	0.38 (a)	0.21 (a)	0.13	(0.15)
Net realized and unrealized gain (loss)	16.08	(10.29)	2.74	(2.06)	(13.59)	26.89
Total from investment operations	16.31	(9.94)	3.12	(1.85)	(13.46)	26.74
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.34)	(0.38)	(0.30)	—	—
Net asset value, end of period	$114.47	$98.88	$109.16	$106.42	$108.57	$122.03
Total return (b)	16.52%	(9.12)%	2.95%	(1.69)%	(11.03)%	28.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$927,218	$845,450	$1,266,313	$1,521,820	$1,503,728	$1,604,748
Ratio of total expenses to average net assets	0.62% (c)	0.61%	0.60%	0.62%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.40% (c)	0.32%	0.37%	0.19%	0.12%	(0.14)%
Portfolio turnover rate (d)	57%	85%	98%	94%	88%	103%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$77.20	$73.15	$61.85	$53.68	$59.52	$39.13
Income from investment operations:
Net investment income (loss)	0.36 (a)	0.53 (a)	0.53 (a)	0.45 (a)	0.42	0.33
Net realized and unrealized gain (loss)	8.10	4.05	11.31	8.18	(5.87)	20.42
Total from investment operations	8.46	4.58	11.84	8.63	(5.45)	20.75
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.53)	(0.54)	(0.46)	(0.39)	(0.36)
Net asset value, end of period	$85.32	$77.20	$73.15	$61.85	$53.68	$59.52
Total return (b)	10.99%	6.30%	19.26%	16.23%	(9.16)%	53.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$755,069	$1,856,647	$1,945,865	$1,762,616	$1,578,226	$1,767,604
Ratio of total expenses to average net assets	0.62% (c)	0.60%	0.60%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	0.89% (c)	0.71%	0.82%	0.82%	0.74%	0.55%
Portfolio turnover rate (d)	32%	76%	78%	81%	77%	91%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Materials AlphaDEX® Fund (FXZ)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$57.52	$67.23	$68.14	$61.97	$57.91	$35.85
Income from investment operations:
Net investment income (loss)	0.54 (a)	1.00 (a)	1.02 (a)	1.00 (a)	0.89	0.72
Net realized and unrealized gain (loss)	14.42	(9.64)	(0.89)	6.50	3.93 (b)	22.05
Total from investment operations	14.96	(8.64)	0.13	7.50	4.82	22.77
Distributions paid to shareholders from:
Net investment income	(0.68)	(1.07)	(1.04)	(1.33)	(0.76)	(0.71)
Net asset value, end of period	$71.80	$57.52	$67.23	$68.14	$61.97	$57.91
Total return (c)	26.17%	(12.88)%	0.21%	12.41%	8.37%	64.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$283,599	$215,704	$379,864	$589,445	$1,567,915	$460,362
Ratio of total expenses to average net assets	0.66% (d)	0.64%	0.61%	0.62%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets	1.71% (d)	1.66%	1.54%	1.58%	1.69%	1.39%
Portfolio turnover rate (e)	27%	62%	53%	35%	60%	77%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Technology AlphaDEX® Fund (FXL)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$160.38	$135.15	$120.05	$104.35	$125.53	$89.44
Income from investment operations:
Net investment income (loss)	(0.06) (a)	0.06 (a)	0.40 (a)	0.23 (a)	0.34	(0.06)
Net realized and unrealized gain (loss)	9.48	25.22	15.10	15.73	(21.21)	36.15
Total from investment operations	9.42	25.28	15.50	15.96	(20.87)	36.09
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.05)	(0.40)	(0.26)	(0.31)	—
Net asset value, end of period	$169.79	$160.38	$135.15	$120.05	$104.35	$125.53
Total return (b)	5.87%	18.71%	12.93%	15.36%	(16.64)%	40.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,410,105	$1,372,093	$1,338,637	$1,231,083	$1,143,164	$2,668,074
Ratio of total expenses to average net assets	0.62% (c)	0.60%	0.60%	0.62%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	(0.06)% (c)	0.04%	0.32%	0.23%	0.27%	(0.05)%
Portfolio turnover rate (d)	42%	104%	119%	104%	91%	92%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Utilities AlphaDEX® Fund (FXU)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.46	$34.84	$32.56	$34.33	$30.82	$27.54
Income from investment operations:
Net investment income (loss)	0.60 (a)	0.95 (a)	0.87 (a)	0.70 (a)	0.69	0.68
Net realized and unrealized gain (loss)	2.19	9.60	2.32	(1.75)	3.47	3.32
Total from investment operations	2.79	10.55	3.19	(1.05)	4.16	4.00
Distributions paid to shareholders from:
Net investment income	(0.62)	(0.93)	(0.91)	(0.72)	(0.65)	(0.72)
Net asset value, end of period	$46.63	$44.46	$34.84	$32.56	$34.33	$30.82
Total return (b)	6.30%	30.64%	10.15%	(3.01)%	13.69%	14.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$811,278	$1,705,015	$252,591	$306,069	$396,558	$174,146
Ratio of total expenses to average net assets	0.61% (c)	0.61%	0.63%	0.64%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	2.58% (c)	2.34%	2.78%	2.13%	2.22%	2.33%
Portfolio turnover rate (d)	21%	68%	53%	46%	48%	38%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)
First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)
First Trust Energy AlphaDEX® Fund – (ticker “FXN”)
First Trust Financials AlphaDEX® Fund – (ticker “FXO”)
First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)
First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)
First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)
First Trust Technology AlphaDEX® Fund – (ticker “FXL”)
First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Consumer Discretionary AlphaDEX® Fund	StrataQuant® Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX® Fund	StrataQuant® Consumer Staples Index(1)
First Trust Energy AlphaDEX® Fund	StrataQuant® Energy Index(1)
First Trust Financials AlphaDEX® Fund	StrataQuant® Financials Index(1)
First Trust Health Care AlphaDEX® Fund	StrataQuant® Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX® Fund	StrataQuant® Industrials Index(1)
First Trust Materials AlphaDEX® Fund	StrataQuant® Materials Index(1)
First Trust Technology AlphaDEX® Fund	StrataQuant® Technology Index(1)
First Trust Utilities AlphaDEX® Fund	StrataQuant® Utilities Index(1)

(1)
This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates (“IDI”), and licensed to First Trust
Portfolios L.P. (“FTP”), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2026, only FXD, FXO, FXR, FXZ and FXL had securities in the securities lending program. During the six months ended January 31, 2026, all the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2026, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Consumer Discretionary AlphaDEX® Fund	$13,337,421	$—	$—
First Trust Consumer Staples AlphaDEX® Fund	7,472,183	—	—
First Trust Energy AlphaDEX® Fund	10,196,321	—	—
First Trust Financials AlphaDEX® Fund	31,233,028	—	—
First Trust Health Care AlphaDEX® Fund	3,555,751	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	13,561,385	—	—
First Trust Materials AlphaDEX® Fund	4,819,952	—	—
First Trust Technology AlphaDEX® Fund	495,057	—	—
First Trust Utilities AlphaDEX® Fund	15,001,942	—	—
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$102,521	$(474,971,813)	$5,113,037
First Trust Consumer Staples AlphaDEX® Fund	1,183,741	(306,920,288)	(7,055,536)
First Trust Energy AlphaDEX® Fund	266,692	(539,472,636)	(54,778,525)
First Trust Financials AlphaDEX® Fund	3,460,905	(547,356,029)	188,571,707
First Trust Health Care AlphaDEX® Fund	4,886,522	(748,012,113)	(11,676,728)
First Trust Industrials/Producer Durables AlphaDEX® Fund	455,535	(433,619,992)	184,323,239
First Trust Materials AlphaDEX® Fund	354,387	(342,332,424)	(26,925,985)
First Trust Technology AlphaDEX® Fund	82,996	(509,528,396)	266,053,733
First Trust Utilities AlphaDEX® Fund	3,184,779	(206,016,908)	96,282,911
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of January 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Consumer Discretionary AlphaDEX® Fund	$474,971,813
First Trust Consumer Staples AlphaDEX® Fund	306,920,288
First Trust Energy AlphaDEX® Fund	539,472,636
First Trust Financials AlphaDEX® Fund	547,356,029
First Trust Health Care AlphaDEX® Fund	748,012,113
First Trust Industrials/Producer Durables AlphaDEX® Fund	433,619,992
First Trust Materials AlphaDEX® Fund	342,332,424
First Trust Technology AlphaDEX® Fund	509,528,396
First Trust Utilities AlphaDEX® Fund	206,016,908
During the taxable year ended July 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Technology AlphaDEX® Fund	$112,655,357
First Trust Utilities AlphaDEX® Fund	3,299,789
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Funds had no net late year ordinary or capital losses.
As of January 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Consumer Discretionary AlphaDEX® Fund	$300,860,828	$32,390,297	$(21,152,263)	$11,238,034
First Trust Consumer Staples AlphaDEX® Fund	240,161,540	27,505,680	(16,503,983)	11,001,697
First Trust Energy AlphaDEX® Fund	270,533,659	22,490,469	(20,520,020)	1,970,449
First Trust Financials AlphaDEX® Fund	1,953,998,836	265,864,573	(50,168,897)	215,695,676
First Trust Health Care AlphaDEX® Fund	872,808,863	125,570,720	(71,158,975)	54,411,745
First Trust Industrials/Producer Durables AlphaDEX® Fund	715,158,484	87,574,745	(39,509,679)	48,065,066
First Trust Materials AlphaDEX® Fund	259,209,273	52,215,682	(26,482,336)	25,733,346
First Trust Technology AlphaDEX® Fund	1,221,320,221	309,318,215	(94,007,690)	215,310,525
First Trust Utilities AlphaDEX® Fund	774,822,193	48,254,747	(10,246,309)	38,008,438
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
The Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least November 30, 2026. For the six months ended January 31, 2026, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$136,361,664	$136,342,601

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
	Purchases	Sales
First Trust Consumer Staples AlphaDEX® Fund	$113,066,429	$113,851,944
First Trust Energy AlphaDEX® Fund	74,244,576	74,212,264
First Trust Financials AlphaDEX® Fund	747,732,242	747,820,148
First Trust Health Care AlphaDEX® Fund	522,065,666	525,415,245
First Trust Industrials/Producer Durables AlphaDEX® Fund	487,830,548	488,285,813
First Trust Materials AlphaDEX® Fund	59,158,904	59,812,410
First Trust Technology AlphaDEX® Fund	589,464,248	590,634,160
First Trust Utilities AlphaDEX® Fund	345,365,143	348,178,836
For the six months ended January 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Consumer Discretionary AlphaDEX® Fund	$34,671,745	$62,798,074
First Trust Consumer Staples AlphaDEX® Fund	—	41,533,880
First Trust Energy AlphaDEX® Fund	24,823,540	63,680,579
First Trust Financials AlphaDEX® Fund	195,088,045	362,922,312
First Trust Health Care AlphaDEX® Fund	28,570,035	76,801,294
First Trust Industrials/Producer Durables AlphaDEX® Fund	284,701,401	1,510,675,286
First Trust Materials AlphaDEX® Fund	59,554,065	39,109,140
First Trust Technology AlphaDEX® Fund	263,872,731	305,381,330
First Trust Utilities AlphaDEX® Fund	389,371,336	1,354,846,438
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	188,388,861 850,554
Thomas J. Driscoll** Votes For Votes Withheld	188,401,161 838,254
Richard E. Erickson* Votes For Votes Withheld	188,119,335 1,120,080
Thomas R. Kadlec* Votes For Votes Withheld	188,093,297 1,146,118
Denise M. Keefe*** Votes For Votes Withheld	188,299,043 940,372
Robert F. Keith* Votes For Votes Withheld	188,154,352 1,085,063
Niel B. Nielson* Votes For Votes Withheld	188,109,025 1,130,390
Bronwyn Wright*** Votes For Votes Withheld	79,108,167 110,131,248

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimer
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Sector Funds
January 31, 2026 (Unaudited)
Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Exchange-Traded AlphaDEX® Fund
Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2026
AlphaDEX® Style Funds
First Trust Large Cap Core AlphaDEX® Fund (FEX)
First Trust Mid Cap Core AlphaDEX® Fund (FNX)
First Trust Small Cap Core AlphaDEX® Fund (FYX)
First Trust Large Cap Value AlphaDEX® Fund (FTA)
First Trust Large Cap Growth AlphaDEX® Fund (FTC)
First Trust Multi Cap Value AlphaDEX® Fund (FAB)
First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
First Trust Mid Cap Value AlphaDEX® Fund (FNK)
First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
First Trust Small Cap Value AlphaDEX® Fund (FYT)
First Trust Small Cap Growth AlphaDEX® Fund (FYC)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Semi-Annual Financial Statements and Other Information
January 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.3%
11,132	Boeing (The) Co. (a)	$2,601,771
6,576	Curtiss-Wright Corp.	4,318,393
10,770	General Dynamics Corp.	3,781,239
7,847	General Electric Co.	2,407,381
7,469	HEICO Corp.	2,471,567
17,685	Howmet Aerospace, Inc.	3,679,895
8,234	L3Harris Technologies, Inc.	2,823,027
6,358	Northrop Grumman Corp.	4,401,389
86,620	Rocket Lab Corp. (a)	6,935,663
32,949	RTX Corp.	6,620,443
908	TransDigm Group, Inc.	1,296,206
15,990	Woodward, Inc.	5,082,262
		46,419,236
	Air Freight & Logistics — 1.0%
16,221	Expeditors International of Washington, Inc.	2,604,119
20,920	FedEx Corp.	6,741,470
48,737	United Parcel Service, Inc., Class B	5,176,844
		14,522,433
	Automobile Components — 0.2%
31,766	Aptiv PLC (a)	2,406,274
	Automobiles — 1.3%
460,572	Ford Motor Co.	6,392,739
74,308	General Motors Co.	6,241,872
306,580	Rivian Automotive, Inc., Class A (a)	4,522,055
2,687	Tesla, Inc. (a)	1,156,512
		18,313,178
	Banks — 4.0%
65,921	Bank of America Corp.	3,506,997
31,071	Citigroup, Inc.	3,595,225
62,073	Citizens Financial Group, Inc.	3,909,358
77,453	Fifth Third Bancorp	3,889,690
2,252	First Citizens BancShares, Inc., Class A	4,660,672
278,624	Huntington Bancshares, Inc.	4,870,347
11,253	JPMorgan Chase & Co.	3,442,180
58,553	KeyCorp	1,260,061
23,993	M&T Bank Corp.	5,316,129
17,370	PNC Financial Services Group (The), Inc.	3,878,721
178,382	Regions Financial Corp.	5,083,887
98,235	Truist Financial Corp.	5,051,244
67,947	U.S. Bancorp	3,812,506
38,901	Wells Fargo & Co.	3,520,151
		55,797,168
Shares	Description	Value

	Beverages — 0.9%
17,286	Coca-Cola (The) Co.	$1,293,166
26,280	Constellation Brands, Inc., Class A	4,118,076
86,294	Keurig Dr Pepper, Inc.	2,367,907
47,288	Monster Beverage Corp. (a)	3,818,979
8,420	PepsiCo, Inc.	1,293,564
		12,891,692
	Biotechnology — 3.1%
9,117	Alnylam Pharmaceuticals, Inc. (a)	3,082,093
14,768	Amgen, Inc.	5,048,884
34,336	Biogen, Inc. (a)	6,176,703
29,539	Gilead Sciences, Inc.	4,193,061
61,178	Incyte Corp. (a)	6,122,082
27,778	Insmed, Inc. (a)	4,357,535
26,377	Natera, Inc. (a)	6,096,780
7,829	Regeneron Pharmaceuticals, Inc.	5,804,812
5,332	Vertex Pharmaceuticals, Inc. (a)	2,505,507
		43,387,457
	Broadline Retail — 0.5%
10,471	Amazon.com, Inc. (a)	2,505,710
51,232	Coupang, Inc. (a)	1,032,837
41,626	eBay, Inc.	3,797,124
		7,335,671
	Building Products — 1.3%
15,183	Allegion PLC	2,511,117
11,334	Carlisle Cos, Inc.	3,863,647
68,616	Carrier Global Corp.	4,088,141
30,278	Johnson Controls International PLC	3,610,954
38,087	Masco Corp.	2,517,170
3,104	Trane Technologies PLC	1,305,480
		17,896,509
	Capital Markets — 4.3%
7,477	Ares Management Corp., Class A	1,119,083
20,821	Bank of New York Mellon (The) Corp.	2,496,854
14,445	Cboe Global Markets, Inc.	3,828,792
24,192	Charles Schwab (The) Corp.	2,514,033
4,427	CME Group, Inc.	1,279,669
6,874	Goldman Sachs Group (The), Inc.	6,430,008
56,376	Interactive Brokers Group, Inc., Class A	4,221,435
13,535	LPL Financial Holdings, Inc.	4,933,507
4,731	Moody’s Corp.	2,439,114
34,037	Morgan Stanley	6,221,964
2,107	MSCI, Inc.	1,283,626
37,329	Nasdaq, Inc.	3,616,807
26,544	Northern Trust Corp.	3,966,470
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
15,050	Raymond James Financial, Inc.	$2,496,193
32,057	Robinhood Markets, Inc., Class A (a)	3,189,030
2,313	S&P Global, Inc.	1,220,778
28,103	State Street Corp.	3,677,559
59,022	T. Rowe Price Group, Inc.	6,237,445
		61,172,367
	Chemicals — 1.9%
78,130	CF Industries Holdings, Inc.	7,284,060
54,088	Corteva, Inc.	3,937,606
206,766	Dow, Inc.	5,696,403
4,604	Ecolab, Inc.	1,298,282
47,182	PPG Industries, Inc.	5,455,655
34,863	RPM International, Inc.	3,728,947
		27,400,953
	Commercial Services & Supplies — 0.5%
60,408	Rollins, Inc.	3,826,243
12,111	Veralto Corp.	1,198,747
11,001	Waste Management, Inc.	2,444,862
		7,469,852
	Communications Equipment — 0.5%
18,446	Arista Networks, Inc. (a)	2,614,536
62,758	Cisco Systems, Inc.	4,915,207
		7,529,743
	Construction & Engineering — 2.3%
12,678	AECOM	1,222,540
157,937	API Group Corp. (a)	6,565,441
6,475	Comfort Systems USA, Inc.	7,395,097
7,900	EMCOR Group, Inc.	5,693,767
27,797	MasTec, Inc. (a)	6,684,623
11,454	Quanta Services, Inc.	5,436,412
		32,997,880
	Construction Materials — 0.5%
29,052	CRH PLC	3,556,255
3,882	Martin Marietta Materials, Inc.	2,530,870
4,236	Vulcan Materials Co.	1,273,088
		7,360,213
	Consumer Finance — 1.0%
13,068	American Express Co.	4,602,158
4,986	Capital One Financial Corp.	1,091,585
184,650	SoFi Technologies, Inc. (a)	4,211,866
57,944	Synchrony Financial	4,208,473
		14,114,082
Shares	Description	Value

	Consumer Staples Distribution & Retail — 1.9%
4,373	Casey’s General Stores, Inc.	$2,652,224
1,402	Costco Wholesale Corp.	1,318,230
18,204	Dollar General Corp.	2,611,000
19,342	Kroger (The) Co.	1,215,645
26,879	Performance Food Group Co. (a)	2,565,601
32,802	Sysco Corp.	2,750,448
61,818	Target Corp.	6,519,944
16,045	US Foods Holding Corp. (a)	1,341,683
43,390	Walmart, Inc.	5,169,485
		26,144,260
	Containers & Packaging — 1.6%
115,927	Amcor PLC	5,129,769
68,448	Ball Corp.	3,892,638
30,681	International Paper Co.	1,237,058
23,440	Packaging Corp. of America	5,216,572
156,265	Smurfit WestRock PLC	6,505,312
		21,981,349
	Distributors — 0.2%
19,657	Genuine Parts Co.	2,732,126
	Diversified Telecommunication Services — 1.3%
243,265	AT&T, Inc.	6,375,976
202,165	Comcast Corp., Class A	6,014,409
148,360	Verizon Communications, Inc.	6,604,987
		18,995,372
	Electric Utilities — 5.2%
74,360	Alliant Energy Corp.	4,901,067
41,925	American Electric Power Co., Inc.	5,021,567
17,105	Constellation Energy Corp.	4,801,031
41,245	Duke Energy Corp.	5,005,081
100,679	Edison International	6,270,288
39,225	Entergy Corp.	3,761,285
66,686	Evergy, Inc.	5,116,817
71,798	Eversource Energy	4,963,396
110,901	Exelon Corp.	4,966,147
107,978	FirstEnergy Corp.	5,111,678
30,108	NextEra Energy, Inc.	2,646,493
7,590	NRG Energy, Inc.	1,158,462
376,023	PG&E Corp.	5,798,275
138,039	PPL Corp.	5,003,914
41,578	Southern (The) Co.	3,713,331
65,451	Xcel Energy, Inc.	4,978,203
		73,217,035
	Electrical Equipment — 1.6%
11,774	AMETEK, Inc.	2,637,140
9,105	Emerson Electric Co.	1,338,071
9,247	GE Vernova, Inc.	6,716,743
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
2,722	Hubbell, Inc.	$1,328,173
9,318	Rockwell Automation, Inc.	3,928,935
37,298	Vertiv Holdings Co., Class A	6,944,142
		22,893,204
	Electronic Equipment, Instruments & Components — 1.7%
44,713	Amphenol Corp., Class A	6,442,249
17,746	CDW Corp.	2,242,917
32,740	Coherent Corp. (a)	6,946,773
5,948	Keysight Technologies, Inc. (a)	1,286,731
5,313	TE Connectivity PLC	1,183,630
4,732	Teledyne Technologies, Inc. (a)	2,935,260
9,952	Zebra Technologies Corp., Class A (a)	2,338,521
		23,376,081
	Energy Equipment & Services — 1.5%
132,690	Baker Hughes Co.	7,435,948
171,061	Halliburton Co.	5,733,965
157,443	SLB Ltd.	7,617,092
		20,787,005
	Entertainment — 0.7%
17,743	Electronic Arts, Inc.	3,618,152
8,482	Live Nation Entertainment, Inc. (a)	1,233,707
9,442	Take-Two Interactive Software, Inc. (a)	2,080,073
10,624	Walt Disney (The) Co.	1,198,387
83,868	Warner Bros. Discovery, Inc. (a)	2,309,725
		10,440,044
	Financial Services — 2.4%
16,238	Affirm Holdings, Inc. (a)	979,151
8,347	Apollo Global Management, Inc.	1,123,005
9,618	Berkshire Hathaway, Inc., Class B (a)	4,621,738
92,837	Block, Inc. (a)	5,610,140
120,172	Corebridge Financial, Inc.	3,704,903
4,015	Corpay, Inc. (a)	1,263,239
18,183	Fidelity National Information Services, Inc.	1,004,611
78,073	Global Payments, Inc.	5,600,957
4,232	Mastercard, Inc., Class A	2,280,159
103,506	PayPal Holdings, Inc.	5,453,731
34,033	Toast, Inc., Class A (a)	1,058,767
3,447	Visa, Inc., Class A	1,109,348
		33,809,749
Shares	Description	Value

	Food Products — 1.9%
84,087	Archer-Daniels-Midland Co.	$5,659,896
129,951	General Mills, Inc.	6,011,533
6,642	Hershey (The) Co.	1,293,530
101,987	Hormel Foods Corp.	2,509,900
35,489	McCormick & Co., Inc.	2,194,285
67,352	Mondelez International, Inc., Class A	3,938,071
82,465	Tyson Foods, Inc., Class A	5,387,439
		26,994,654
	Gas Utilities — 0.3%
21,627	Atmos Energy Corp.	3,597,435
	Ground Transportation — 0.7%
66,677	CSX Corp.	2,517,724
15,416	Old Dominion Freight Line, Inc.	2,670,051
29,582	Uber Technologies, Inc. (a)	2,368,039
10,448	Union Pacific Corp.	2,456,325
		10,012,139
	Health Care Equipment & Supplies — 2.2%
12,455	Becton Dickinson & Co.	2,534,343
12,676	Boston Scientific Corp. (a)	1,185,586
28,353	Edwards Lifesciences Corp. (a)	2,306,800
44,205	GE HealthCare Technologies, Inc.	3,490,869
7,147	IDEXX Laboratories, Inc. (a)	4,791,778
4,250	Insulet Corp. (a)	1,087,193
6,401	Intuitive Surgical, Inc. (a)	3,227,512
37,743	Medtronic PLC	3,886,019
9,533	STERIS PLC	2,503,366
67,201	Zimmer Biomet Holdings, Inc.	5,851,191
		30,864,657
	Health Care Providers & Services — 2.4%
21,955	Cigna Group (The)	6,018,085
15,228	CVS Health Corp.	1,134,791
13,791	Elevance Health, Inc.	4,768,100
5,176	HCA Healthcare, Inc.	2,527,286
37,220	Hims & Hers Health, Inc. (a)	1,008,290
14,155	Humana, Inc.	2,763,056
14,452	Labcorp Holdings, Inc.	3,924,007
27,858	Quest Diagnostics, Inc.	5,210,282
18,244	Tenet Healthcare Corp. (a)	3,453,224
10,983	UnitedHealth Group, Inc.	3,151,352
		33,958,473
	Health Care REITs — 0.6%
46,855	Ventas, Inc.	3,639,228
26,044	Welltower, Inc.	4,905,648
		8,544,876
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 2.4%
17,809	Airbnb, Inc., Class A (a)	$2,303,950
226	Booking Holdings, Inc.	1,130,416
158,290	Carnival Corp. (a)	4,751,866
6,566	Darden Restaurants, Inc.	1,308,932
2,899	Domino’s Pizza, Inc.	1,189,547
5,337	DoorDash, Inc., Class A (a)	1,092,057
21,330	Expedia Group, Inc.	5,649,037
12,622	Hilton Worldwide Holdings, Inc.	3,767,793
92,837	Las Vegas Sands Corp.	4,895,295
15,583	Marriott International, Inc., Class A	4,913,320
15,978	Yum! Brands, Inc.	2,484,579
		33,486,792
	Household Durables — 1.8%
41,956	D.R. Horton, Inc.	6,244,731
58,782	Lennar Corp., Class A	6,427,811
827	NVR, Inc. (a)	6,314,749
51,533	PulteGroup, Inc.	6,446,263
		25,433,554
	Household Products — 0.6%
28,827	Church & Dwight Co., Inc.	2,774,599
23,957	Kimberly-Clark Corp.	2,395,460
25,299	Procter & Gamble (The) Co.	3,839,629
		9,009,688
	Independent Power and Renewable Electricity Producers — 0.5%
12,898	Talen Energy Corp. (a)	4,493,147
14,981	Vistra Corp.	2,372,242
		6,865,389
	Industrial Conglomerates — 0.2%
7,549	3M Co.	1,156,205
6,195	Honeywell International, Inc.	1,409,486
		2,565,691
	Industrial REITs — 0.3%
28,401	Prologis, Inc.	3,708,035
	Insurance — 4.9%
32,879	Aflac, Inc.	3,647,925
29,030	Allstate (The) Corp.	5,776,680
70,633	American International Group, Inc.	5,288,999
62,996	Arch Capital Group Ltd. (a)	6,050,136
15,488	Chubb Ltd.	4,794,465
36,998	Cincinnati Financial Corp.	5,952,608
88,555	Fidelity National Financial, Inc.	4,816,506
35,082	Hartford Insurance Group (The), Inc.	4,738,175
Shares	Description	Value

	Insurance (Continued)
45,904	Loews Corp.	$4,846,085
2,248	Markel Group, Inc. (a)	4,587,359
30,619	MetLife, Inc.	2,415,227
27,401	Principal Financial Group, Inc.	2,595,423
5,307	Progressive (The) Corp.	1,103,856
32,121	Prudential Financial, Inc.	3,568,964
16,666	Travelers (The) Cos., Inc.	4,741,644
51,706	W.R. Berkley Corp.	3,545,997
		68,470,049
	Interactive Media & Services — 0.8%
19,308	Alphabet, Inc., Class A	6,526,104
1,831	Meta Platforms, Inc., Class A	1,311,912
21,030	Reddit, Inc., Class A (a)	3,791,078
		11,629,094
	IT Services — 1.8%
13,513	Accenture PLC, Class A	3,562,567
12,258	Cloudflare, Inc., Class A (a)	2,173,956
58,242	Cognizant Technology Solutions Corp., Class A	4,779,339
8,159	International Business Machines Corp.	2,502,365
14,398	MongoDB, Inc. (a)	5,346,410
11,019	Snowflake, Inc. (a)	2,123,361
42,482	Twilio, Inc., Class A (a)	5,117,382
		25,605,380
	Life Sciences Tools & Services — 1.0%
17,762	Agilent Technologies, Inc.	2,377,444
18,427	Illumina, Inc. (a)	2,668,414
5,362	IQVIA Holdings, Inc. (a)	1,234,064
2,602	Mettler-Toledo International, Inc. (a)	3,573,171
2,086	Thermo Fisher Scientific, Inc.	1,206,980
6,362	Waters Corp. (a)	2,358,521
4,394	West Pharmaceutical Services, Inc.	1,015,541
		14,434,135
	Machinery — 2.5%
8,439	Caterpillar, Inc.	5,547,461
4,735	Cummins, Inc.	2,740,713
2,597	Deere & Co.	1,371,216
30,951	Dover Corp.	6,236,317
43,781	Fortive Corp.	2,312,075
33,107	PACCAR, Inc.	4,069,181
4,125	Parker-Hannifin Corp.	3,860,340
14,029	Snap-on, Inc.	5,136,157
11,323	Westinghouse Air Brake Technologies Corp.	2,605,875
8,874	Xylem, Inc.	1,223,458
		35,102,793
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 1.0%
28,946	Charter Communications, Inc., Class A (a)	$5,966,349
82,696	Fox Corp., Class A	6,018,615
92,537	News Corp., Class A	2,501,275
		14,486,239
	Metals & Mining — 1.7%
23,795	Freeport-McMoRan, Inc.	1,433,173
60,517	Newmont Corp.	6,799,085
29,637	Nucor Corp.	5,267,088
16,735	Reliance, Inc.	5,514,182
28,528	Steel Dynamics, Inc.	5,122,773
		24,136,301
	Multi-Utilities — 2.8%
48,408	Ameren Corp.	4,999,578
94,564	CenterPoint Energy, Inc.	3,753,245
51,845	CMS Energy Corp.	3,706,399
48,672	Consolidated Edison, Inc.	5,189,895
61,880	Dominion Energy, Inc.	3,723,320
37,480	DTE Energy Co.	5,036,562
86,820	NiSource, Inc.	3,845,258
15,050	Public Service Enterprise Group, Inc.	1,239,518
41,063	Sempra	3,572,892
34,380	WEC Energy Group, Inc.	3,804,835
		38,871,502
	Oil, Gas & Consumable Fuels — 7.2%
24,868	Cheniere Energy, Inc.	5,260,079
39,649	Chevron Corp.	7,013,908
64,552	ConocoPhillips	6,728,255
229,586	Coterra Energy, Inc.	6,623,556
164,964	Devon Energy Corp.	6,633,202
40,196	Diamondback Energy, Inc.	6,590,134
57,543	EOG Resources, Inc.	6,452,297
112,737	EQT Corp.	6,508,307
54,756	Expand Energy Corp.	6,155,122
50,212	Exxon Mobil Corp.	7,099,977
175,852	Kinder Morgan, Inc.	5,361,728
29,725	Marathon Petroleum Corp.	5,237,248
146,952	Occidental Petroleum Corp.	6,670,151
82,213	ONEOK, Inc.	6,510,447
28,096	Phillips 66	4,033,462
19,650	Targa Resources Corp.	3,949,257
22,273	Valero Energy Corp.	4,040,990
20,106	Williams (The) Cos., Inc.	1,352,330
		102,220,450
	Passenger Airlines — 0.9%
87,070	Delta Air Lines, Inc.	5,737,043
Shares	Description	Value

	Passenger Airlines (Continued)
58,481	Southwest Airlines Co.	$2,779,017
43,232	United Airlines Holdings, Inc. (a)	4,423,498
		12,939,558
	Personal Care Products — 0.2%
140,121	Kenvue, Inc.	2,438,105
	Pharmaceuticals — 1.9%
67,216	Bristol-Myers Squibb Co.	3,700,241
5,622	Eli Lilly & Co.	5,830,857
17,518	Johnson & Johnson	3,980,966
57,407	Merck & Co., Inc.	6,330,270
242,680	Pfizer, Inc.	6,416,459
		26,258,793
	Professional Services — 0.6%
26,797	Leidos Holdings, Inc.	5,045,339
27,649	SS&C Technologies Holdings, Inc.	2,264,177
14,093	TransUnion	1,113,629
		8,423,145
	Residential REITs — 0.9%
26,661	AvalonBay Communities, Inc.	4,736,860
76,686	Equity Residential	4,779,072
26,101	Mid-America Apartment Communities, Inc.	3,505,364
		13,021,296
	Retail REITs — 0.1%
6,526	Simon Property Group, Inc.	1,248,489
	Semiconductors & Semiconductor Equipment — 4.4%
28,217	Advanced Micro Devices, Inc. (a)	6,679,810
4,702	Applied Materials, Inc.	1,515,549
21,794	Astera Labs, Inc. (a)	3,282,612
13,968	Broadcom, Inc.	4,627,598
33,596	Credo Technology Group Holding Ltd. (a)	4,208,907
23,133	First Solar, Inc. (a)	5,216,954
65,505	Intel Corp. (a)	3,044,017
2,984	KLA Corp.	4,260,973
28,239	Lam Research Corp.	6,592,677
14,222	Marvell Technology, Inc.	1,122,400
16,938	Micron Technology, Inc.	7,027,238
4,001	Monolithic Power Systems, Inc.	4,497,724
19,440	NVIDIA Corp.	3,715,567
11,134	NXP Semiconductors N.V.	2,517,843
7,066	QUALCOMM, Inc.	1,071,135
13,932	Texas Instruments, Inc.	3,003,043
		62,384,047
See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 1.7%
3,454	Adobe, Inc. (a)	$1,012,885
7,176	AppLovin Corp., Class A (a)	3,395,037
4,082	Autodesk, Inc. (a)	1,032,215
3,866	Cadence Design Systems, Inc. (a)	1,145,728
2,579	Crowdstrike Holdings, Inc., Class A (a)	1,138,383
8,886	Datadog, Inc., Class A (a)	1,149,138
716	Fair Isaac Corp. (a)	1,047,630
44,449	Gen Digital, Inc.	1,066,331
1,825	Intuit, Inc.	910,529
27,196	Palantir Technologies, Inc., Class A (a)	3,986,662
4,561	Salesforce, Inc.	968,255
70,029	Zoom Communications, Inc. (a)	6,449,671
		23,302,464
	Specialized REITs — 0.4%
9,314	Public Storage	2,572,434
102,030	Weyerhaeuser Co.	2,630,333
		5,202,767
	Specialty Retail — 2.1%
16,736	Burlington Stores, Inc. (a)	4,951,513
14,317	Carvana Co. (a)	5,742,692
3,513	Home Depot (The), Inc.	1,315,935
5,011	Lowe’s Cos., Inc.	1,338,238
13,251	O’Reilly Automotive, Inc. (a)	1,304,031
6,709	Ross Stores, Inc.	1,265,653
31,470	TJX (The) Cos., Inc.	4,714,521
48,332	Tractor Supply Co.	2,459,132
3,996	Ulta Beauty, Inc. (a)	2,586,850
20,301	Williams-Sonoma, Inc.	4,154,599
		29,833,164
	Technology Hardware, Storage & Peripherals — 2.0%
8,890	Apple, Inc.	2,306,777
9,600	Dell Technologies, Inc., Class C	1,098,624
150,943	Hewlett Packard Enterprise Co.	3,248,293
108,489	HP, Inc.	2,109,026
22,570	NetApp, Inc.	2,174,620
18,035	Pure Storage, Inc., Class A (a)	1,254,154
21,943	Seagate Technology Holdings PLC	8,945,942
28,060	Western Digital Corp.	7,021,454
		28,158,890
	Textiles, Apparel & Luxury Goods — 0.7%
46,630	Deckers Outdoor Corp. (a)	5,564,824
37,837	Tapestry, Inc.	4,801,894
		10,366,718
Shares	Description	Value

	Tobacco — 0.1%
7,535	Philip Morris International, Inc.	$1,352,080
	Trading Companies & Distributors — 1.3%
10,858	Ferguson Enterprises, Inc.	2,741,211
30,698	FTAI Aviation Ltd.	8,359,680
2,987	United Rentals, Inc.	2,336,013
2,397	W.W. Grainger, Inc.	2,588,616
7,174	Watsco, Inc.	2,772,392
		18,797,912
	Water Utilities — 0.3%
27,781	American Water Works Co., Inc.	3,587,360
	Total Common Stocks	1,408,703,047
	(Cost $1,188,181,010)
MONEY MARKET FUNDS — 0.1%
1,209,695	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (b)	1,209,695
	(Cost $1,209,695)

	Total Investments — 100.0%	1,409,912,742
	(Cost $1,189,390,705)
	Net Other Assets and Liabilities — 0.0%	189,639
	Net Assets — 100.0%	$1,410,102,381

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,408,703,047	$1,408,703,047	$—	$—
Money Market Funds	1,209,695	1,209,695	—	—
Total Investments	$1,409,912,742	$1,409,912,742	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.6%
38,112	ATI, Inc. (a)	$4,584,874
15,183	BWX Technologies, Inc.	3,119,044
8,335	Carpenter Technology Corp.	2,649,113
5,145	Huntington Ingalls Industries, Inc.	2,163,524
23,046	Kratos Defense & Security Solutions, Inc. (a)	2,373,968
91,500	StandardAero, Inc. (a)	2,826,435
30,105	Textron, Inc.	2,651,046
		20,368,004
	Air Freight & Logistics — 0.2%
33,236	GXO Logistics, Inc. (a)	1,880,825
	Automobile Components — 0.9%
38,826	BorgWarner, Inc.	1,840,741
7,101	Dorman Products, Inc. (a)	881,944
187,956	Gentex Corp.	4,324,867
38,166	Lear Corp.	4,468,857
		11,516,409
	Automobiles — 0.3%
34,080	Thor Industries, Inc.	3,812,530
	Banks — 6.0%
35,334	Ameris Bancorp	2,848,627
67,915	Associated Banc-Corp.	1,851,363
49,560	Atlantic Union Bankshares Corp.	1,924,910
30,458	Axos Financial, Inc. (a)	3,015,037
95,039	Bank OZK	4,520,055
22,152	BOK Financial Corp.	2,878,431
62,594	Columbia Banking System, Inc.	1,842,767
33,426	Commerce Bancshares, Inc.	1,759,545
6,908	Cullen/Frost Bankers, Inc.	952,061
23,349	East West Bancorp, Inc.	2,672,060
73,201	First Horizon Corp.	1,792,693
153,465	FNB Corp.	2,693,311
19,858	Glacier Bancorp, Inc.	1,006,403
41,210	Hancock Whitney Corp.	2,835,248
94,465	Home BancShares, Inc.	2,730,039
52,664	International Bancshares Corp.	3,667,521
39,209	Old National Bancorp	957,876
9,169	Pinnacle Financial Partners, Inc.	871,880
21,075	Popular, Inc.	2,814,145
50,629	Prosperity Bancshares, Inc.	3,493,907
27,885	SouthState Bank Corp.	2,853,472
28,984	Texas Capital Bancshares, Inc. (a)	2,932,311
15,207	UMB Financial Corp.	1,933,418
68,339	United Bankshares, Inc.	2,892,790
84,055	United Community Banks, Inc.	2,894,014
Shares	Description	Value

	Banks (Continued)
224,678	Valley National Bancorp	$2,799,488
41,694	Webster Financial Corp.	2,742,214
31,215	Western Alliance Bancorp	2,782,817
18,768	Wintrust Financial Corp.	2,768,092
44,829	Zions Bancorp N.A.	2,685,705
		74,412,200
	Beverages — 0.5%
100,699	Brown-Forman Corp., Class B	2,756,132
38,249	Celsius Holdings, Inc. (a)	2,007,308
5,707	Coca-Cola Consolidated, Inc.	867,806
		5,631,246
	Biotechnology — 4.8%
131,000	ACADIA Pharmaceuticals, Inc. (a)	3,292,030
143,872	ADMA Biologics, Inc. (a)	2,488,986
125,054	Alkermes PLC (a)	4,238,080
29,437	BioMarin Pharmaceutical, Inc. (a)	1,664,368
57,181	Bridgebio Pharma, Inc. (a)	4,418,376
68,834	Cytokinetics, Inc. (a)	4,349,620
59,873	Exelixis, Inc. (a)	2,476,347
51,991	Halozyme Therapeutics, Inc. (a)	3,728,275
55,287	Ionis Pharmaceuticals, Inc. (a)	4,570,576
17,741	Krystal Biotech, Inc. (a)	4,953,997
7,510	Madrigal Pharmaceuticals, Inc. (a)	3,674,718
18,503	Neurocrine Biosciences, Inc. (a)	2,517,518
57,580	PTC Therapeutics, Inc. (a)	4,349,017
32,947	Revolution Medicines, Inc. (a)	3,194,212
40,861	Rhythm Pharmaceuticals, Inc. (a)	4,189,070
120,934	Roivant Sciences Ltd. (a)	2,614,593
7,181	United Therapeutics Corp. (a)	3,371,408
		60,091,191
	Broadline Retail — 0.4%
4,328	Dillard’s, Inc., Class A	2,629,520
31,556	Etsy, Inc. (a)	1,671,206
7,981	Ollie’s Bargain Outlet Holdings, Inc. (a)	880,384
		5,181,110
	Building Products — 2.5%
39,238	A.O. Smith Corp.	2,883,601
12,080	Advanced Drainage Systems, Inc.	1,836,643
13,732	Armstrong World Industries, Inc.	2,523,118
34,007	Builders FirstSource, Inc. (a)	3,890,401
5,960	CSW Industrials, Inc.	1,609,081
52,465	Fortune Brands Innovations, Inc.	2,838,356
11,878	Griffon Corp.	967,463
99,630	Resideo Technologies, Inc. (a)	3,413,324
16,252	Simpson Manufacturing Co., Inc.	2,873,029
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
48,037	UFP Industries, Inc.	$4,961,261
56,448	Zurn Elkay Water Solutions Corp.	2,602,817
		30,399,094
	Capital Markets — 3.5%
9,104	Affiliated Managers Group, Inc.	2,850,371
27,867	Cohen & Steers, Inc.	1,790,733
10,283	Evercore, Inc., Class A	3,632,675
67,197	Federated Hermes, Inc.	3,580,256
109,847	Franklin Resources, Inc.	2,924,127
64,463	Golub Capital BDC, Inc.	863,160
5,021	Houlihan Lokey, Inc.	845,135
166,491	Invesco Ltd.	4,543,539
28,231	Jefferies Financial Group, Inc.	1,727,173
18,013	Lazard, Inc.	967,658
14,485	Main Street Capital Corp. (b)	924,143
25,451	Moelis & Co., Class A	1,824,073
2,576	Piper Sandler Cos.	892,198
10,464	PJT Partners, Inc., Class A	1,810,586
10,665	SEI Investments Co.	936,920
40,895	StepStone Group, Inc., Class A	2,890,868
6,986	Stifel Financial Corp.	861,374
9,196	StoneX Group, Inc. (a)	1,032,343
13,702	TPG, Inc.	807,185
69,326	Victory Capital Holdings, Inc., Class A	4,889,563
52,506	Virtu Financial, Inc., Class A	2,179,524
		42,773,604
	Chemicals — 1.9%
108,294	Axalta Coating Systems Ltd. (a)	3,636,512
5,703	Balchem Corp.	970,479
65,989	Cabot Corp.	4,763,746
68,521	Eastman Chemical Co.	4,749,876
70,007	Element Solutions, Inc.	2,037,204
181,558	Mosaic (The) Co.	4,992,845
1,273	NewMarket Corp.	853,916
18,622	Sensient Technologies Corp.	1,760,151
		23,764,729
	Commercial Services & Supplies — 0.3%
17,863	Casella Waste Systems, Inc., Class A (a)	1,802,019
7,461	Clean Harbors, Inc. (a)	1,939,189
		3,741,208
	Communications Equipment — 0.8%
16,526	Calix, Inc. (a)	738,216
Shares	Description	Value

	Communications Equipment (Continued)
18,702	Ciena Corp. (a)	$4,709,351
11,865	Lumentum Holdings, Inc. (a)	4,649,182
		10,096,749
	Construction & Engineering — 3.1%
16,455	Arcosa, Inc.	1,883,604
24,175	Construction Partners, Inc., Class A (a)	2,656,349
12,944	Dycom Industries, Inc. (a)	4,716,664
51,119	Everus Construction Group, Inc. (a)	4,523,520
110,364	Fluor Corp. (a)	5,097,713
30,334	Granite Construction, Inc.	3,662,527
11,243	IES Holdings, Inc. (a)	4,275,601
35,232	Primoris Services Corp.	5,223,144
8,570	Sterling Infrastructure, Inc. (a)	3,067,289
2,174	Valmont Industries, Inc.	968,647
139,365	WillScot Holdings Corp.	2,791,481
		38,866,539
	Construction Materials — 0.5%
16,930	Eagle Materials, Inc.	3,450,503
37,302	Knife River Corp. (a)	2,505,576
		5,956,079
	Consumer Finance — 1.0%
77,257	Ally Financial, Inc.	3,266,426
3,945	Credit Acceptance Corp. (a)	1,965,557
21,954	FirstCash Holdings, Inc.	3,743,157
38,849	OneMain Holdings, Inc.	2,546,163
32,326	SLM Corp.	877,651
		12,398,954
	Consumer Staples Distribution & Retail — 0.6%
203,785	Albertsons Cos., Inc., Class A	3,393,020
19,432	BJ’s Wholesale Club Holdings, Inc. (a)	1,796,294
58,343	Maplebear, Inc. (a)	2,168,026
		7,357,340
	Containers & Packaging — 1.3%
9,618	Avery Dennison Corp.	1,784,235
33,981	Crown Holdings, Inc.	3,557,131
290,421	Graphic Packaging Holding Co.	4,254,668
86,672	Silgan Holdings, Inc.	3,739,897
60,135	Sonoco Products Co.	2,886,480
		16,222,411
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.5%
144,825	LKQ Corp.	$4,757,501
3,823	Pool Corp.	971,386
		5,728,887
	Diversified Consumer Services — 0.6%
541,974	ADT, Inc.	4,335,792
8,626	Bright Horizons Family Solutions, Inc. (a)	799,026
30,326	Frontdoor, Inc. (a)	1,792,570
11,219	Service Corp. International	902,344
		7,829,732
	Diversified REITs — 0.1%
13,591	WP Carey, Inc.	947,972
	Diversified Telecommunication Services — 0.9%
60,219	AST SpaceMobile, Inc. (a)	6,696,955
562,900	Lumen Technologies, Inc. (a)	4,964,778
		11,661,733
	Electric Utilities — 1.0%
6,912	IDACORP, Inc.	917,845
81,943	OGE Energy Corp.	3,579,270
39,447	Pinnacle West Capital Corp.	3,690,661
72,911	Portland General Electric Co.	3,663,778
		11,851,554
	Electrical Equipment — 1.6%
4,859	Acuity, Inc.	1,502,597
50,336	Bloom Energy Corp., Class A (a)	7,619,360
12,830	Generac Holdings, Inc. (a)	2,155,953
50,209	Nextpower, Inc., Class A (a)	5,878,972
18,702	Regal Rexnord Corp.	3,020,373
		20,177,255
	Electronic Equipment, Instruments & Components — 2.4%
31,757	Arrow Electronics, Inc. (a)	4,207,485
72,774	Avnet, Inc.	4,540,370
15,010	Belden, Inc.	1,763,825
32,211	Insight Enterprises, Inc. (a)	2,706,368
3,458	Littelfuse, Inc.	1,119,562
37,351	Mirion Technologies, Inc. (a)	927,799
6,859	OSI Systems, Inc. (a)	1,715,710
5,829	Sanmina Corp. (a)	825,853
17,468	TD SYNNEX Corp.	2,771,648
63,388	TTM Technologies, Inc. (a)	6,224,702
94,109	Vontier Corp.	3,529,087
		30,332,409
	Energy Equipment & Services — 1.0%
100,854	Archrock, Inc.	2,984,270
Shares	Description	Value

	Energy Equipment & Services (Continued)
279,829	NOV, Inc.	$5,134,862
44,710	Weatherford International PLC	4,206,317
		12,325,449
	Entertainment — 0.7%
6,764	Madison Square Garden Sports Corp. (a)	1,917,932
32,251	Roku, Inc. (a)	3,070,295
16,742	TKO Group Holdings, Inc.	3,391,595
		8,379,822
	Financial Services — 2.1%
67,278	Essent Group Ltd.	4,233,132
45,973	Euronet Worldwide, Inc. (a)	3,331,204
9,588	Jack Henry & Associates, Inc.	1,718,266
24,607	Jackson Financial, Inc., Class A	2,926,264
149,682	MGIC Investment Corp.	4,029,439
13,270	PennyMac Financial Services, Inc.	1,325,938
121,526	Radian Group, Inc.	3,998,205
13,782	Sezzle, Inc. (a)	871,574
23,486	Voya Financial, Inc.	1,800,437
11,743	WEX, Inc. (a)	1,807,248
		26,041,707
	Food Products — 2.7%
49,099	Bunge Global S.A.	5,591,394
54,967	Cal-Maine Foods, Inc.	4,591,394
125,547	Campbell’s (The) Co.	3,512,805
50,534	Conagra Brands, Inc.	935,384
97,195	Darling Ingredients, Inc. (a)	4,437,924
39,668	Ingredion, Inc.	4,684,791
83,528	Lamb Weston Holdings, Inc.	3,836,441
5,320	Marzetti (The) Company	912,752
44,156	Post Holdings, Inc. (a)	4,517,600
		33,020,485
	Gas Utilities — 1.9%
43,705	National Fuel Gas Co.	3,660,294
75,868	New Jersey Resources Corp.	3,753,949
45,295	ONE Gas, Inc.	3,603,670
54,658	Southwest Gas Holdings, Inc.	4,526,775
42,309	Spire, Inc.	3,574,687
116,851	UGI Corp.	4,686,894
		23,806,269
	Ground Transportation — 1.5%
6,817	Avis Budget Group, Inc. (a) (b)	783,887
9,002	J.B. Hunt Transport Services, Inc.	1,824,885
66,928	Knight-Swift Transportation Holdings, Inc.	3,687,733
180,640	Lyft, Inc., Class A (a)	3,047,397
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
18,282	Ryder System, Inc.	$3,496,981
5,358	Saia, Inc. (a)	1,794,233
74,860	U-Haul Holding Co.	3,841,067
		18,476,183
	Health Care Equipment & Supplies — 2.1%
11,205	Align Technology, Inc. (a)	1,826,751
45,775	Baxter International, Inc.	918,704
10,673	Cooper (The) Cos., Inc. (a)	868,569
15,495	Glaukos Corp. (a)	1,849,793
40,075	Globus Medical, Inc., Class A (a)	3,634,001
9,484	Inspire Medical Systems, Inc. (a)	718,698
19,718	iRhythm Holdings, Inc. (a)	3,046,628
13,144	Lantheus Holdings, Inc. (a)	879,597
9,924	Merit Medical Systems, Inc. (a)	804,737
11,254	Penumbra, Inc. (a)	4,030,845
55,195	Solventum Corp. (a)	4,248,359
21,571	TransMedics Group, Inc. (a)	2,889,975
		25,716,657
	Health Care Providers & Services — 2.0%
4,090	Chemed Corp.	1,747,002
7,699	DaVita, Inc. (a)	841,808
8,241	Encompass Health Corp.	779,022
20,086	Ensign Group (The), Inc.	3,447,963
42,821	Guardant Health, Inc. (a)	4,883,307
9,549	HealthEquity, Inc. (a)	818,063
23,148	Henry Schein, Inc. (a)	1,747,211
20,163	Molina Healthcare, Inc. (a)	3,621,073
27,456	Option Care Health, Inc. (a)	933,504
24,520	RadNet, Inc. (a)	1,718,852
20,061	Universal Health Services, Inc., Class B	4,037,477
		24,575,282
	Health Care REITs — 1.2%
71,495	Alexandria Real Estate Equities, Inc.	3,906,487
55,763	American Healthcare REIT, Inc.	2,615,842
96,763	CareTrust REIT, Inc.	3,613,131
108,800	Healthpeak Properties, Inc.	1,875,712
39,457	Omega Healthcare Investors, Inc.	1,731,373
46,185	Sabra Health Care REIT, Inc.	865,045
		14,607,590
	Hotel & Resort REITs — 0.4%
246,686	Host Hotels & Resorts, Inc.	4,571,092
9,245	Ryman Hospitality Properties, Inc.	875,501
		5,446,593
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.6%
23,732	Aramark	$913,445
41,049	Boyd Gaming Corp.	3,470,282
12,189	Brinker International, Inc. (a)	1,922,449
149,593	Caesars Entertainment, Inc. (a)	3,096,575
23,064	Churchill Downs, Inc.	2,268,575
28,577	Dutch Bros, Inc., Class A (a)	1,554,303
19,548	Hilton Grand Vacations, Inc. (a)	881,810
16,369	Hyatt Hotels Corp., Class A	2,559,621
65,820	Life Time Group Holdings, Inc. (a)	1,919,969
23,972	MGM Resorts International (a)	804,021
39,191	Norwegian Cruise Line Holdings Ltd. (a)	860,634
16,129	Planet Fitness, Inc., Class A (a)	1,468,384
10,539	Texas Roadhouse, Inc.	1,895,545
62,012	Travel + Leisure Co.	4,312,315
6,587	Vail Resorts, Inc.	876,532
29,078	Wynn Resorts Ltd.	3,124,431
		31,928,891
	Household Durables — 2.1%
3,373	Installed Building Products, Inc.	971,896
77,535	KB Home	4,461,364
66,469	Meritage Homes Corp.	4,620,260
40,016	Mohawk Industries, Inc. (a)	4,737,094
74,294	Taylor Morrison Home Corp. (a)	4,528,219
32,345	Toll Brothers, Inc.	4,673,529
4,193	TopBuild Corp. (a)	1,962,534
		25,954,896
	Household Products — 0.3%
152,660	Reynolds Consumer Products, Inc.	3,537,132
	Independent Power and Renewable Electricity Producers — 0.8%
244,002	AES (The) Corp.	3,574,629
78,901	Clearway Energy, Inc., Class C	2,852,271
31,673	Ormat Technologies, Inc.	3,957,225
		10,384,125
	Industrial REITs — 0.9%
136,041	Americold Realty Trust, Inc.	1,688,269
4,910	EastGroup Properties, Inc.	891,852
45,823	First Industrial Realty Trust, Inc.	2,659,109
74,978	Lineage, Inc.	2,677,464
23,796	STAG Industrial, Inc.	892,588
29,799	Terreno Realty Corp.	1,833,831
		10,643,113
	Insurance — 4.5%
12,799	American Financial Group, Inc.	1,667,326
10,896	Assurant, Inc.	2,594,664
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
48,667	Assured Guaranty Ltd.	$4,129,395
32,674	Axis Capital Holdings Ltd.	3,371,303
54,969	CNA Financial Corp.	2,630,816
2,578	Everest Group Ltd.	854,040
56,950	First American Financial Corp.	3,598,101
25,018	Globe Life, Inc.	3,508,024
19,143	Hanover Insurance Group (The), Inc.	3,333,562
107,887	Kemper Corp.	4,251,827
98,219	Lincoln National Corp.	4,086,893
37,200	Mercury General Corp.	3,258,348
57,498	Old Republic International Corp.	2,252,197
3,386	Primerica, Inc.	890,653
8,598	Reinsurance Group of America, Inc.	1,743,245
15,556	RenaissanceRe Holdings Ltd.	4,382,125
27,344	RLI Corp.	1,597,710
31,364	Selective Insurance Group, Inc.	2,637,085
33,861	Unum Group	2,572,420
1,263	White Mountains Insurance Group Ltd.	2,582,747
		55,942,481
	Interactive Media & Services — 0.1%
27,090	Match Group, Inc.	843,854
108,395	Snap, Inc., Class A (a)	751,177
		1,595,031
	IT Services — 0.4%
30,078	Akamai Technologies, Inc. (a)	2,922,078
8,539	EPAM Systems, Inc. (a)	1,781,235
		4,703,313
	Leisure Products — 0.8%
32,877	Acushnet Holdings Corp.	3,187,096
32,002	Hasbro, Inc.	2,858,099
176,360	Mattel, Inc. (a)	3,684,160
		9,729,355
	Life Sciences Tools & Services — 0.9%
7,787	Medpace Holdings, Inc. (a)	4,535,772
21,353	Repligen Corp. (a)	3,189,498
18,082	Revvity, Inc.	1,967,321
14,813	Tempus AI, Inc. (a)	886,114
		10,578,705
	Machinery — 4.8%
25,156	AGCO Corp.	2,852,942
35,740	Allison Transmission Holdings, Inc.	3,884,938
4,742	Crane Co.	866,079
9,867	Donaldson Co., Inc.	1,005,842
Shares	Description	Value

	Machinery (Continued)
8,954	ESCO Technologies, Inc.	$2,043,034
16,111	Federal Signal Corp.	1,741,438
63,040	Flowserve Corp.	4,926,576
18,314	Franklin Electric Co., Inc.	1,824,441
9,833	IDEX Corp.	1,952,342
15,124	ITT, Inc.	2,757,105
29,029	JBT Marel Corp.	4,566,552
10,951	Lincoln Electric Holdings, Inc.	2,905,848
22,859	Mueller Industries, Inc.	3,112,024
36,722	Mueller Water Products, Inc., Class A	994,065
3,638	Nordson Corp.	998,740
34,814	Oshkosh Corp.	5,006,949
5,852	RBC Bearings, Inc. (a)	2,924,069
13,117	SPX Technologies, Inc. (a)	2,733,714
35,329	Stanley Black & Decker, Inc.	2,778,979
58,806	Symbotic, Inc. (a)	3,197,282
41,590	Timken (The) Co.	3,875,772
11,112	Toro (The) Co.	1,016,748
6,338	Watts Water Technologies, Inc., Class A	1,897,027
		59,862,506
	Marine Transportation — 0.2%
23,817	Kirby Corp. (a)	2,802,308
	Media — 1.4%
40,237	EchoStar Corp., Class A (a)	4,555,633
50,404	New York Times (The) Co., Class A	3,695,117
17,232	Nexstar Media Group, Inc.	3,659,732
10,833	Omnicom Group, Inc.	834,574
218,741	Sirius XM Holdings, Inc.	4,451,380
		17,196,436
	Metals & Mining — 1.6%
82,306	Alcoa Corp.	4,675,804
147,181	Coeur Mining, Inc. (a)	3,008,380
12,637	Commercial Metals Co.	971,406
227,918	Hecla Mining Co.	5,132,713
34,630	MP Materials Corp. (a)	2,035,205
15,740	Royal Gold, Inc.	4,144,500
		19,968,008
	Mortgage REITs — 0.9%
163,199	AGNC Investment Corp.	1,860,469
156,485	Annaly Capital Management, Inc.	3,600,720
401,260	Rithm Capital Corp.	4,389,784
97,140	Starwood Property Trust, Inc.	1,741,720
		11,592,693
	Multi-Utilities — 0.3%
50,404	Black Hills Corp.	3,678,484
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs — 0.6%
135,726	Cousins Properties, Inc.	$3,425,724
117,039	Kilroy Realty Corp.	4,035,505
		7,461,229
	Oil, Gas & Consumable Fuels — 5.6%
49,171	Antero Midstream Corp.	925,398
126,922	Antero Resources Corp. (a)	4,616,153
178,812	APA Corp.	4,722,425
97,824	California Resources Corp.	5,233,584
7,208	Centrus Energy Corp., Class A (a) (b)	2,005,842
47,182	Chord Energy Corp.	4,729,524
118,948	CNX Resources Corp. (a)	4,615,182
113,211	Comstock Resources, Inc. (a)	2,756,688
29,650	Core Natural Resources, Inc.	2,828,017
21,927	DT Midstream, Inc.	2,763,240
94,917	HF Sinclair Corp.	4,934,735
199,805	Magnolia Oil & Gas Corp., Class A	5,097,026
103,057	Matador Resources Co.	4,662,299
111,603	Ovintiv, Inc.	4,851,382
311,742	Permian Resources Corp., Class A	5,028,398
124,042	Range Resources Corp.	4,694,990
224,678	Uranium Energy Corp. (a)	3,873,449
22,644	Viper Energy, Inc., Class A	958,747
		69,297,079
	Paper & Forest Products — 0.2%
32,494	Louisiana-Pacific Corp.	2,721,048
	Passenger Airlines — 0.9%
69,563	Alaska Air Group, Inc. (a)	3,535,887
228,245	American Airlines Group, Inc. (a)	3,035,659
198,806	Joby Aviation, Inc. (a)	2,101,379
26,135	SkyWest, Inc. (a)	2,522,550
		11,195,475
	Personal Care Products — 0.4%
1,420,044	Coty, Inc., Class A (a)	4,501,539
	Pharmaceuticals — 1.1%
23,948	Axsome Therapeutics, Inc. (a)	4,412,419
38,655	Elanco Animal Health, Inc. (a)	930,812
25,728	Jazz Pharmaceuticals PLC (a)	4,231,999
251,364	Perrigo Co. PLC	3,571,883
		13,147,113
	Professional Services — 2.6%
60,328	Amentum Holdings, Inc. (a)	2,158,536
Shares	Description	Value

	Professional Services (Continued)
20,738	Booz Allen Hamilton Holding Corp.	$1,833,654
3,285	CACI International, Inc., Class A (a)	2,038,605
20,611	ExlService Holdings, Inc. (a)	806,921
10,241	FTI Consulting, Inc. (a)	1,788,795
56,098	Genpact Ltd.	2,473,922
65,279	KBR, Inc.	2,794,594
66,249	Korn Ferry	4,602,318
40,535	Maximus, Inc.	3,828,125
128,829	Robert Half, Inc.	4,458,772
34,760	Science Applications International Corp.	3,537,177
33,277	UL Solutions, Inc., Class A	2,337,044
		32,658,463
	Real Estate Management & Development — 0.4%
43,864	Howard Hughes Holdings, Inc. (a)	3,581,934
5,200	Jones Lang LaSalle, Inc. (a)	1,861,132
		5,443,066
	Residential REITs — 0.1%
100,085	Independence Realty Trust, Inc.	1,671,420
	Retail REITs — 0.3%
12,145	Agree Realty Corp.	877,233
36,718	Kite Realty Group Trust	862,506
47,386	Macerich (The) Co.	897,017
24,593	Phillips Edison & Co., Inc.	891,005
		3,527,761
	Semiconductors & Semiconductor Equipment — 2.6%
66,469	Amkor Technology, Inc.	3,212,447
29,528	Cirrus Logic, Inc. (a)	3,848,679
54,586	Enphase Energy, Inc. (a)	2,018,590
10,383	Entegris, Inc.	1,225,921
5,027	Impinj, Inc. (a)	694,229
11,889	Lattice Semiconductor Corp. (a)	957,302
20,428	MACOM Technology Solutions Holdings, Inc. (a)	4,474,958
5,541	Onto Innovation, Inc. (a)	1,119,559
20,702	Qorvo, Inc. (a)	1,617,033
28,559	Rambus, Inc. (a)	3,250,871
13,386	Silicon Laboratories, Inc. (a)	1,906,836
12,383	SiTime Corp. (a)	4,496,391
55,180	Skyworks Solutions, Inc.	3,076,837
		31,899,653
	Software — 1.5%
18,296	ACI Worldwide, Inc. (a)	793,315
16,039	BILL Holdings, Inc. (a)	692,404
See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
31,465	Dropbox, Inc., Class A (a)	$801,728
10,990	InterDigital, Inc.	3,587,576
13,638	Life360, Inc. (a) (b)	781,321
43,943	Pegasystems, Inc.	1,919,870
12,025	Procore Technologies, Inc. (a)	679,292
6,582	Qualys, Inc. (a)	868,166
138,081	Riot Platforms, Inc. (a)	2,136,113
11,437	Rubrik, Inc., Class A (a)	639,900
16,428	ServiceTitan, Inc., Class A (a)	1,286,969
213,484	UiPath, Inc., Class A (a)	2,687,763
59,413	Unity Software, Inc. (a)	1,728,918
		18,603,335
	Specialized REITs — 0.1%
6,911	Lamar Advertising Co., Class A	886,750
29,286	Millrose Properties, Inc.	872,723
		1,759,473
	Specialty Retail — 4.9%
27,799	Abercrombie & Fitch Co., Class A (a)	2,714,016
18,810	Asbury Automotive Group, Inc. (a)	4,411,133
16,946	AutoNation, Inc. (a)	3,473,591
130,689	Bath & Body Works, Inc.	2,849,020
26,140	Best Buy Co., Inc.	1,701,714
19,827	Boot Barn Holdings, Inc. (a)	3,538,723
113,192	CarMax, Inc. (a)	5,041,572
13,256	Dick’s Sporting Goods, Inc.	2,677,712
23,220	Five Below, Inc. (a)	4,449,881
28,732	Floor & Decor Holdings, Inc., Class A (a)	1,895,163
87,126	GameStop Corp., Class A (a)	2,080,569
170,849	Gap (The), Inc.	4,780,355
8,897	Group 1 Automotive, Inc.	3,151,851
13,161	Lithia Motors, Inc.	4,256,794
4,335	Murphy USA, Inc.	1,831,581
22,105	Penske Automotive Group, Inc.	3,465,843
46,493	Urban Outfitters, Inc. (a)	3,294,029
43,559	Wayfair, Inc., Class A (a)	4,507,921
		60,121,468
	Technology Hardware, Storage & Peripherals — 0.1%
19,495	IonQ, Inc. (a) (b)	779,410
	Textiles, Apparel & Luxury Goods — 0.5%
10,229	Crocs, Inc. (a)	858,418
12,369	Ralph Lauren Corp.	4,371,328
48,382	VF Corp.	947,803
		6,177,549
Shares	Description	Value

	Trading Companies & Distributors — 1.6%
6,813	Applied Industrial Technologies, Inc.	$1,774,173
33,663	Core & Main, Inc., Class A (a)	1,796,258
10,315	GATX Corp.	1,876,402
11,790	Herc Holdings, Inc.	1,689,979
20,803	MSC Industrial Direct Co., Inc., Class A	1,754,525
136,041	QXO, Inc. (a)	3,017,389
81,085	Rush Enterprises, Inc., Class A	5,204,846
7,023	SiteOne Landscape Supply, Inc. (a)	1,008,081
7,151	WESCO International, Inc.	2,069,714
		20,191,367
	Water Utilities — 0.3%
91,215	Essential Utilities, Inc.	3,538,230
	Wireless Telecommunication Services — 0.6%
78,584	Array Digital Infrastructure, Inc.	3,786,963
85,340	Telephone and Data Systems, Inc.	3,851,394
		7,638,357
	Total Common Stocks	1,237,826,313
	(Cost $1,059,836,196)
MONEY MARKET FUNDS — 0.1%
877,014	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	877,014
	(Cost $877,014)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$2,648,430	Daiwa Capital Markets America, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $2,649,238. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $2,701,400. (d)	2,648,430
	(Cost $2,648,430)

	Total Investments — 100.2%	1,241,351,757
	(Cost $1,063,361,640)
	Net Other Assets and Liabilities — (0.2)%	(2,341,608)
	Net Assets — 100.0%	$1,239,010,149

See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,093,430 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,648,430.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,237,826,313	$1,237,826,313	$—	$—
Money Market Funds	877,014	877,014	—	—
Repurchase Agreements	2,648,430	—	2,648,430	—
Total Investments	$1,241,351,757	$1,238,703,327	$2,648,430	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,093,430
Non-cash Collateral(2)	(2,648,430)
Net Amount	$445,000
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,648,430
Non-cash Collateral(4)	(2,648,430)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On January 30, 2026, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
January 29 to January 30, the value of the related securities loaned was above the collateral value received. See Note 2D -
Securities Lending in the Notes to Financial Statements.

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.5%
7,340	AAR Corp. (a)	$777,379
56,030	Astronics Corp. (a)	4,244,273
59,530	Cadre Holdings, Inc.	2,381,795
74,898	Intuitive Machines, Inc. (a) (b)	1,422,313
16,651	Mercury Systems, Inc. (a)	1,563,196
33,427	V2X, Inc. (a)	2,300,780
10,554	VSE Corp.	2,306,788
		14,996,524
	Air Freight & Logistics — 0.3%
57,058	Hub Group, Inc., Class A	2,714,820
	Automobile Components — 1.8%
31,707	Adient PLC (a)	659,506
127,904	Dana, Inc.	3,696,425
174,355	Garrett Motion, Inc.	3,145,364
33,424	Gentherm, Inc. (a)	1,068,231
20,037	LCI Industries	2,939,227
11,210	Patrick Industries, Inc.	1,414,366
29,086	Phinia, Inc.	2,070,051
31,956	Visteon Corp.	2,903,522
		17,896,692
	Automobiles — 0.3%
148,317	Harley-Davidson, Inc.	2,936,677
	Banks — 10.6%
29,180	1st Source Corp.	1,964,689
157,541	Banc of California, Inc.	3,147,669
27,005	Bancorp (The), Inc. (a)	1,605,177
14,969	Bank First Corp.	2,088,774
17,779	Bank of Hawaii Corp.	1,329,514
40,910	BankUnited, Inc.	1,941,998
29,099	Banner Corp.	1,799,482
23,048	Beacon Financial Corp.	653,411
62,552	Byline Bancorp, Inc.	1,997,285
37,681	Cathay General Bancorp	1,928,514
5,099	City Holding Co.	627,636
10,609	Coastal Financial Corp. (a)	1,016,130
39,111	Columbia Financial, Inc. (a)	636,336
10,583	Community Financial System, Inc.	661,438
32,273	Community Trust Bancorp, Inc.	1,991,244
46,361	ConnectOne Bancorp, Inc.	1,234,130
16,624	Customers Bancorp, Inc. (a)	1,313,628
98,033	CVB Financial Corp.	1,932,230
40,398	Dime Community Bancshares, Inc.	1,374,340
32,978	Eastern Bankshares, Inc.	675,554
45,021	Enterprise Financial Services Corp.	2,581,954
Shares	Description	Value

	Banks (Continued)
10,892	FB Financial Corp.	$626,617
23,935	First Bancorp	1,386,555
87,958	First BanCorp	1,945,631
51,097	First Busey Corp.	1,259,541
108,150	First Commonwealth Financial Corp.	1,949,944
97,170	First Financial Bancorp	2,792,666
72,070	First Hawaiian, Inc.	1,913,459
52,700	First Interstate BancSystem, Inc., Class A	1,869,269
64,867	First Merchants Corp.	2,579,112
48,450	Firstsun Capital Bancorp (a)	1,912,806
125,773	Fulton Financial Corp.	2,597,212
31,027	German American Bancorp, Inc.	1,305,306
53,724	Hilltop Holdings, Inc.	2,011,964
110,911	Hope Bancorp, Inc.	1,328,714
16,633	Independent Bank Corp.	1,343,614
35,388	Live Oak Bancshares, Inc.	1,414,104
47,972	National Bank Holdings Corp., Class A	1,927,515
43,916	NBT Bancorp, Inc.	1,951,188
5,011	Nicolet Bankshares, Inc.	731,506
151,949	Northwest Bancshares, Inc.	1,957,103
135,441	OceanFirst Financial Corp.	2,539,519
59,326	OFG Bancorp	2,390,838
32,320	Origin Bancorp, Inc.	1,384,266
17,120	Pathward Financial, Inc.	1,545,765
80,960	Peoples Bancorp, Inc.	2,632,819
19,308	Preferred Bank	1,656,047
123,098	Provident Financial Services, Inc.	2,725,390
21,891	QCR Holdings, Inc.	1,975,882
34,514	Renasant Corp.	1,301,523
46,337	S&T Bancorp, Inc.	1,975,810
38,689	Seacoast Banking Corp. of Florida	1,293,760
32,245	Simmons First National Corp., Class A	655,541
58,934	Stellar Bancorp, Inc.	2,188,809
36,429	Towne Bank	1,275,015
38,493	TriCo Bancshares	1,917,721
9,704	Triumph Financial, Inc. (a)	612,225
62,418	Trustmark Corp.	2,654,013
75,904	WaFd, Inc.	2,475,988
36,570	WesBanco, Inc.	1,290,555
50,830	Westamerica BanCorp	2,570,981
44,011	WSFS Financial Corp.	2,848,832
		107,216,258
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Beverages — 0.5%
9,344	Boston Beer (The) Co., Inc., Class A (a)	$1,996,065
57,329	Vita Coco (The) Co., Inc. (a)	3,058,502
		5,054,567
	Biotechnology — 5.1%
72,589	Apellis Pharmaceuticals, Inc. (a)	1,639,060
104,648	Arcutis Biotherapeutics, Inc. (a)	2,654,920
417,015	Ardelyx, Inc. (a)	3,206,845
45,775	Arrowhead Pharmaceuticals, Inc. (a)	3,173,581
104,342	ARS Pharmaceuticals, Inc. (a) (b)	1,042,377
43,852	Beam Therapeutics, Inc. (a)	1,211,192
155,845	BioCryst Pharmaceuticals, Inc. (a)	1,025,460
78,123	Catalyst Pharmaceuticals, Inc. (a)	1,898,389
22,378	Celldex Therapeutics, Inc. (a)	550,499
58,554	CG Oncology, Inc. (a)	3,047,736
35,506	GRAIL, Inc. (a)	3,473,197
23,435	Kymera Therapeutics, Inc. (a)	1,703,490
214,392	MannKind Corp. (a)	1,239,186
179,556	MiMedx Group, Inc. (a)	917,531
38,474	Mirum Pharmaceuticals, Inc. (a)	3,971,286
86,631	Newamsterdam Pharma Co. N.V. (a)	2,695,957
271,340	Novavax, Inc. (a) (b)	2,400,002
10,311	Praxis Precision Medicines, Inc. (a)	3,237,654
20,879	Protagonist Therapeutics, Inc. (a)	1,707,902
55,659	Spyre Therapeutics, Inc. (a)	1,779,975
79,535	Travere Therapeutics, Inc. (a)	2,472,743
19,160	Twist Bioscience Corp. (a)	786,901
57,749	Veracyte, Inc. (a)	2,199,082
16,879	Vericel Corp. (a)	607,306
97,654	Viridian Therapeutics, Inc. (a)	3,222,582
		51,864,853
	Broadline Retail — 0.5%
148,898	Kohl’s Corp.	2,601,248
137,824	Macy’s, Inc.	2,759,237
		5,360,485
	Building Products — 0.9%
17,014	AZZ, Inc.	2,114,670
12,294	Gibraltar Industries, Inc. (a)	630,190
78,680	Hayward Holdings, Inc. (a)	1,269,895
278,808	Janus International Group, Inc. (a)	1,912,623
275,272	Masterbrand, Inc. (a)	3,336,297
		9,263,675
Shares	Description	Value

	Capital Markets — 1.1%
51,727	Acadian Asset Management, Inc.	$2,866,710
14,918	Artisan Partners Asset Management, Inc., Class A	664,149
136,123	BGC Group, Inc., Class A	1,240,081
39,621	DigitalBridge Group, Inc.	609,767
26,035	Donnelley Financial Solutions, Inc. (a)	1,347,311
18,626	Virtus Investment Partners, Inc.	3,040,695
99,721	WisdomTree, Inc.	1,615,480
		11,384,193
	Chemicals — 2.1%
77,822	Avient Corp.	2,813,265
51,551	Chemours (The) Co.	772,750
30,665	H.B. Fuller Co.	1,842,967
4,277	Hawkins, Inc.	557,079
60,781	Huntsman Corp.	657,650
30,811	Ingevity Corp. (a)	2,027,056
7,941	Innospec, Inc.	648,939
19,944	Minerals Technologies, Inc.	1,311,517
116,716	Olin Corp.	2,428,860
110,388	Perimeter Solutions, Inc. (a)	2,886,646
4,426	Quaker Chemical Corp.	680,453
10,417	Scotts Miracle-Gro (The) Co.	668,980
64,168	Stepan Co.	3,696,718
		20,992,880
	Commercial Services & Supplies — 2.3%
57,475	ABM Industries, Inc.	2,646,149
23,268	Brady Corp., Class A	2,011,984
239,858	BrightView Holdings, Inc. (a)	3,204,503
5,207	Brink’s (The) Co.	661,497
36,509	Cimpress PLC (a)	2,887,497
63,610	CoreCivic, Inc. (a)	1,178,693
28,915	HNI Corp.	1,381,848
65,307	Interface, Inc.	2,055,211
66,498	MillerKnoll, Inc.	1,335,280
81,638	OPENLANE, Inc. (a)	2,452,406
57,502	Pitney Bowes, Inc.	599,746
12,605	UniFirst Corp.	2,710,075
		23,124,889
	Communications Equipment — 1.4%
69,742	Applied Optoelectronics, Inc. (a) (b)	3,041,449
42,119	Digi International, Inc. (a)	1,814,065
122,911	Harmonic, Inc. (a)	1,194,695
89,845	NetScout Systems, Inc. (a)	2,498,590
52,913	Viasat, Inc. (a)	2,390,080
167,623	Vistance Networks, Inc. (a)	3,017,214
		13,956,093
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering — 1.1%
7,760	Argan, Inc.	$2,693,574
96,285	Centuri Holdings, Inc. (a)	2,657,466
11,127	MYR Group, Inc. (a)	2,782,195
45,344	Tutor Perini Corp.	3,577,188
		11,710,423
	Construction Materials — 0.1%
5,075	United States Lime & Minerals, Inc.	611,690
	Consumer Finance — 1.5%
41,051	Bread Financial Holdings, Inc.	2,977,839
8,236	Dave, Inc. (a)	1,348,151
19,332	Enova International, Inc. (a)	3,193,066
64,181	LendingClub Corp. (a)	1,085,301
46,754	Navient Corp.	458,657
18,284	Nelnet, Inc., Class A	2,411,660
103,052	PROG Holdings, Inc.	3,343,007
		14,817,681
	Consumer Staples Distribution & Retail — 1.3%
34,294	Andersons (The), Inc.	2,125,885
39,006	Chefs’ Warehouse (The), Inc. (a)	2,453,478
240,712	Grocery Outlet Holding Corp. (a)	2,293,985
9,911	PriceSmart, Inc.	1,409,443
36,104	United Natural Foods, Inc. (a)	1,344,152
47,419	Weis Markets, Inc.	3,373,862
		13,000,805
	Containers & Packaging — 0.4%
26,933	Greif, Inc., Class A	1,902,008
82,357	O-I Glass, Inc. (a)	1,258,415
34,291	TriMas Corp.	1,192,298
		4,352,721
	Diversified Consumer Services — 1.4%
2,765	Graham Holdings Co., Class B	3,225,732
422,083	KinderCare Learning Cos., Inc. (a)	1,971,128
72,207	Laureate Education, Inc. (a)	2,476,700
327,950	Mister Car Wash, Inc. (a)	1,820,122
58,612	OneSpaWorld Holdings Ltd.	1,151,726
20,723	Perdoceo Education Corp.	663,758
30,314	Strategic Education, Inc.	2,577,296
23,262	Universal Technical Institute, Inc. (a)	647,381
		14,533,843
Shares	Description	Value

	Diversified REITs — 0.5%
160,539	American Assets Trust, Inc.	$2,899,334
34,991	Broadstone Net Lease, Inc.	647,684
141,348	Global Net Lease, Inc.	1,337,152
		4,884,170
	Diversified Telecommunication Services — 0.6%
49,788	Globalstar, Inc. (a)	3,067,936
11,868	IDT Corp., Class B	577,141
244,423	Liberty Latin America Ltd., Class C (a)	1,901,611
86,705	Uniti Group, Inc. (a)	721,386
		6,268,074
	Electric Utilities — 0.6%
197,659	Hawaiian Electric Industries, Inc. (a)	3,028,136
30,085	Otter Tail Corp.	2,682,378
		5,710,514
	Electrical Equipment — 1.6%
21,119	American Superconductor Corp. (a)	631,881
9,610	Atkore, Inc.	667,415
12,427	EnerSys	2,239,221
212,146	Eos Energy Enterprises, Inc. (a)	3,105,817
7,626	Powell Industries, Inc.	3,382,817
21,274	Power Solutions International, Inc. (a)	1,524,495
27,727	Vicor Corp. (a)	4,371,716
		15,923,362
	Electronic Equipment, Instruments & Components — 2.3%
45,768	Aeva Technologies, Inc. (a)	584,457
17,915	Bel Fuse, Inc., Class B	3,604,319
28,428	Benchmark Electronics, Inc.	1,482,236
38,737	Crane NXT Co.	1,956,993
42,534	CTS Corp.	2,186,673
13,860	ePlus, Inc.	1,189,327
254,664	Evolv Technologies Holdings, Inc. (a)	1,576,370
8,488	IPG Photonics Corp. (a)	784,376
28,363	Knowles Corp. (a)	687,519
29,151	Napco Security Technologies, Inc.	1,075,380
64,816	nLight, Inc. (a)	2,956,258
28,086	Ouster, Inc. (a)	585,031
31,569	PC Connection, Inc.	1,856,573
8,269	Plexus Corp. (a)	1,648,260
83,892	Vishay Intertechnology, Inc.	1,690,424
		23,864,196
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 4.6%
193,566	Atlas Energy Solutions, Inc.	$2,258,915
82,987	Bristow Group, Inc. (a)	3,648,109
13,306	Cactus, Inc., Class A	748,196
227,640	Expro Group Holdings N.V. (a)	3,644,516
63,577	Helmerich & Payne, Inc.	2,153,989
138,957	Innovex International, Inc. (a)	3,453,081
48,753	Kodiak Gas Services, Inc.	2,048,114
164,626	Liberty Energy, Inc.	4,058,031
101,174	Oceaneering International, Inc. (a)	3,045,337
397,903	Patterson-UTI Energy, Inc.	2,996,210
558,640	RPC, Inc.	3,714,956
70,266	Seadrill Ltd. (a)	2,703,836
173,328	Select Water Solutions, Inc.	2,095,536
66,108	Solaris Energy Infrastructure, Inc.	3,648,500
48,133	Tidewater, Inc. (a)	3,007,831
60,298	Valaris Ltd. (a)	3,481,004
		46,706,161
	Entertainment — 0.3%
26,154	Cinemark Holdings, Inc.	619,327
33,834	Madison Square Garden Entertainment Corp. (a)	2,093,309
		2,712,636
	Financial Services — 1.8%
6,924	Federal Agricultural Mortgage Corp., Class C	1,172,233
128,771	Flywire Corp. (a)	1,622,515
19,338	HA Sustainable Infrastructure Capital, Inc.	665,421
255,915	Marqeta, Inc., Class A (a)	1,056,929
71,379	Merchants Bancorp	2,959,373
31,897	NCR Atleos Corp. (a)	1,189,758
74,503	NMI Holdings, Inc. (a)	2,884,756
38,482	Paymentus Holdings, Inc., Class A (a)	1,028,624
50,523	Walker & Dunlop, Inc.	3,177,391
261,138	Western Union (The) Co.	2,446,863
		18,203,863
	Food Products — 1.3%
223,456	Flowers Foods, Inc.	2,554,102
68,235	Fresh Del Monte Produce, Inc.	2,706,200
9,975	Freshpet, Inc. (a)	695,258
20,176	J & J Snack Foods Corp.	1,916,720
683	Seaboard Corp.	3,471,197
16,592	Tootsie Roll Industries, Inc.	628,505
58,554	Utz Brands, Inc.	617,159
19,031	Vital Farms, Inc. (a)	541,432
		13,130,573
Shares	Description	Value

	Gas Utilities — 0.5%
9,744	Chesapeake Utilities Corp.	$1,253,858
93,412	MDU Resources Group, Inc.	1,915,880
52,015	Northwest Natural Holding Co.	2,421,818
		5,591,556
	Ground Transportation — 1.3%
40,962	ArcBest Corp.	3,695,591
118,249	Hertz Global Holdings, Inc. (a) (b)	579,420
213,637	Marten Transport Ltd.	2,627,735
48,086	RXO, Inc. (a)	701,094
91,639	Schneider National, Inc., Class B	2,459,591
81,012	Werner Enterprises, Inc.	2,774,661
		12,838,092
	Health Care Equipment & Supplies — 1.5%
144,440	Alphatec Holdings, Inc. (a)	2,142,045
39,979	Artivion, Inc. (a)	1,629,944
61,456	AtriCure, Inc. (a)	2,269,570
59,882	CONMED Corp.	2,298,870
27,998	Envista Holdings Corp. (a)	657,113
22,751	Haemonetics Corp. (a)	1,516,582
4,259	ICU Medical, Inc. (a)	638,424
13,416	Omnicell, Inc. (a)	650,676
110,608	Tandem Diabetes Care, Inc. (a)	2,199,993
5,473	UFP Technologies, Inc. (a)	1,374,489
		15,377,706
	Health Care Providers & Services — 4.0%
214,164	Acadia Healthcare Co., Inc. (a)	2,878,364
305,118	AdaptHealth Corp. (a)	3,066,436
5,659	Addus HomeCare Corp. (a)	585,593
153,871	Alignment Healthcare, Inc. (a)	3,466,714
344,167	Ardent Health, Inc. (a)	2,811,844
24,498	Astrana Health, Inc. (a)	557,085
81,148	BrightSpring Health Services, Inc. (a)	3,186,682
281,650	Brookdale Senior Living, Inc. (a)	4,224,750
30,884	Concentra Group Holdings Parent, Inc.	685,007
23,365	GeneDx Holdings Corp. (a)	2,249,115
345,339	LifeStance Health Group, Inc. (a)	2,441,547
13,301	National HealthCare Corp.	1,903,506
482,379	OPKO Health, Inc. (a)	607,798
15,833	PACS Group, Inc. (a)	534,522
113,661	Pediatrix Medical Group, Inc. (a)	2,430,072
76,905	Privia Health Group, Inc. (a)	1,785,734
118,341	Progyny, Inc. (a)	2,824,800
163,717	Select Medical Holdings Corp.	2,463,941
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
39,340	Surgery Partners, Inc. (a)	$584,592
15,566	U.S. Physical Therapy, Inc.	1,305,520
		40,593,622
	Health Care REITs — 0.2%
17,680	LTC Properties, Inc.	644,790
121,559	Medical Properties Trust, Inc. (b)	610,226
7,959	National Health Investors, Inc.	653,593
		1,908,609
	Health Care Technology — 0.2%
151,949	Evolent Health, Inc., Class A (a)	487,757
33,992	Schrodinger, Inc. (a)	474,868
260,485	Teladoc Health, Inc. (a)	1,419,643
		2,382,268
	Hotel & Resort REITs — 1.7%
256,454	Apple Hospitality REIT, Inc.	2,985,125
271,340	DiamondRock Hospitality Co.	2,490,901
232,427	Park Hotels & Resorts, Inc.	2,540,427
161,077	Pebblebrook Hotel Trust	1,839,500
407,919	RLJ Lodging Trust	3,030,838
203,960	Sunstone Hotel Investors, Inc.	1,788,729
171,936	Xenia Hotels & Resorts, Inc.	2,536,056
		17,211,576
	Hotels, Restaurants & Leisure — 1.8%
159,808	Accel Entertainment, Inc. (a)	1,807,429
24,080	Cheesecake Factory (The), Inc. (b)	1,395,677
95,716	Cracker Barrel Old Country Store, Inc. (b)	2,882,966
74,991	Dave & Buster’s Entertainment, Inc. (a)	1,407,581
80,609	First Watch Restaurant Group, Inc. (a)	1,288,938
79,451	Global Business Travel Group I (a)	544,239
52,679	Marriott Vacations Worldwide Corp.	2,860,997
12,702	Monarch Casino & Resort, Inc.	1,162,614
29,433	Red Rock Resorts, Inc., Class A	1,858,105
93,844	Rush Street Interactive, Inc. (a)	1,658,223
145,929	Wendy’s (The) Co. (b)	1,136,787
		18,003,556
	Household Durables — 2.7%
2,058	Cavco Industries, Inc. (a)	1,012,577
51,205	Century Communities, Inc.	3,224,891
14,386	Champion Homes, Inc. (a)	1,127,575
48,500	Green Brick Partners, Inc. (a)	3,365,415
Shares	Description	Value

	Household Durables (Continued)
65,232	La-Z-Boy, Inc.	$2,375,097
276,272	Leggett & Platt, Inc.	3,224,094
70,741	LGI Homes, Inc. (a)	3,544,832
23,752	M/I Homes, Inc. (a)	3,175,642
653,546	Newell Brands, Inc.	2,777,571
96,567	Tri Pointe Homes, Inc. (a)	3,220,509
		27,048,203
	Household Products — 0.8%
104,111	Central Garden & Pet Co., Class A (a)	3,193,084
91,673	Energizer Holdings, Inc.	2,001,222
51,438	Spectrum Brands Holdings, Inc.	3,277,115
		8,471,421
	Industrial REITs — 0.5%
64,168	Innovative Industrial Properties, Inc.	3,100,598
49,035	LXP Industrial Trust	2,429,684
		5,530,282
	Insurance — 3.2%
42,592	Bowhead Specialty Holdings, Inc. (a)	1,046,059
46,906	Brighthouse Financial, Inc. (a)	3,004,798
42,934	CNO Financial Group, Inc.	1,805,375
56,317	Employers Holdings, Inc.	2,456,548
201,927	Genworth Financial, Inc. (a)	1,684,071
108,925	Hamilton Insurance Group Ltd., Class B (a)	3,022,669
6,342	HCI Group, Inc.	1,006,285
39,485	Horace Mann Educators Corp.	1,769,323
42,696	Lemonade, Inc. (a)	3,703,024
84,594	Oscar Health, Inc., Class A (a)	1,213,924
13,530	Palomar Holdings, Inc. (a)	1,672,173
16,831	Root, Inc., Class A (a)	1,045,710
31,206	Safety Insurance Group, Inc.	2,455,912
138,829	SiriusPoint Ltd. (a)	2,833,500
35,676	Skyward Specialty Insurance Group, Inc. (a)	1,591,863
25,953	Stewart Information Services Corp.	1,750,011
		32,061,245
	Interactive Media & Services — 0.8%
47,546	Cargurus, Inc. (a)	1,540,490
241,190	fuboTV, Inc., Class A (a)	537,854
15,544	IAC, Inc. (a)	574,351
83,489	TripAdvisor, Inc. (a)	1,109,569
19,998	Yelp, Inc. (a)	547,545
86,459	Ziff Davis, Inc. (a)	3,304,463
119,527	ZoomInfo Technologies, Inc. (a)	962,192
		8,576,464
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.4%
74,363	Applied Digital Corp. (a)	$2,519,418
63,088	ASGN, Inc. (a)	3,286,254
63,155	DigitalOcean Holdings, Inc. (a)	3,489,314
207,439	DXC Technology Co. (a)	2,993,345
238,821	Fastly, Inc., Class A (a)	2,209,094
		14,497,425
	Leisure Products — 0.1%
27,521	YETI Holdings, Inc. (a)	1,257,985
	Life Sciences Tools & Services — 0.3%
149,704	Adaptive Biotechnologies Corp. (a)	2,769,524
18,274	Azenta, Inc. (a)	710,493
		3,480,017
	Machinery — 3.0%
46,834	Atmus Filtration Technologies, Inc.	2,714,967
38,797	Blue Bird Corp. (a)	1,951,877
50,776	CECO Environmental Corp. (a)	3,423,826
15,894	Enerpac Tool Group Corp.	641,482
38,186	Gorman-Rupp (The) Co.	2,080,755
65,019	Greenbrier (The) Cos., Inc.	3,278,258
22,725	Helios Technologies, Inc.	1,472,126
210,554	Hillman Solutions Corp. (a)	1,972,891
85,575	Kennametal, Inc.	2,942,924
15,471	Lindsay Corp.	1,938,052
217,070	Microvast Holdings, Inc. (a) (b)	568,723
12,014	Proto Labs, Inc. (a)	632,537
8,393	Standex International Corp.	2,014,320
24,741	Tennant Co.	1,882,543
34,158	Terex Corp.	1,947,006
23,572	Worthington Enterprises, Inc.	1,309,896
		30,772,183
	Marine Transportation — 0.4%
24,599	Matson, Inc.	3,943,220
	Media — 0.5%
79,374	John Wiley & Sons, Inc., Class A	2,478,850
372,882	Stagwell, Inc. (a)	2,241,021
		4,719,871
	Metals & Mining — 1.0%
3,041	Alpha Metallurgical Resources, Inc. (a)	638,002
15,513	Century Aluminum Co. (a)	703,204
152,139	Ivanhoe Electric, Inc. (a)	2,600,056
15,875	Kaiser Aluminum Corp.	1,946,592
4,889	Materion Corp.	676,051
Shares	Description	Value

	Metals & Mining (Continued)
6,894	Warrior Met Coal, Inc.	$615,634
70,226	Worthington Steel, Inc.	2,825,192
		10,004,731
	Mortgage REITs — 1.4%
251,157	Apollo Commercial Real Estate Finance, Inc.	2,715,007
391,622	Arbor Realty Trust, Inc. (b)	3,015,490
34,358	ARMOUR Residential REIT, Inc. (b)	597,829
31,772	Blackstone Mortgage Trust, Inc., Class A	611,611
97,795	Chimera Investment Corp.	1,207,768
86,765	Dynex Capital, Inc.	1,204,298
179,026	Ellington Financial, Inc.	2,300,484
165,915	Ladder Capital Corp.	1,820,088
96,861	PennyMac Mortgage Investment Trust	1,145,866
		14,618,441
	Multi-Utilities — 0.3%
63,082	Avista Corp.	2,604,656
	Office REITs — 0.8%
221,218	Douglas Emmett, Inc.	2,336,062
114,734	Easterly Government Properties, Inc.	2,683,629
94,159	Highwoods Properties, Inc.	2,434,010
35,731	JBG SMITH Properties	601,710
		8,055,411
	Oil, Gas & Consumable Fuels — 4.0%
44,773	BKV Corp. (a)	1,331,997
91,767	Calumet, Inc. (a)	2,056,498
362,216	Crescent Energy Co., Class A	3,538,850
95,565	CVR Energy, Inc. (a)	2,173,148
124,856	Dorian LPG Ltd.	3,686,998
2,922	Gulfport Energy Corp. (a)	596,585
62,594	International Seaways, Inc.	3,733,732
2,679,300	Kosmos Energy Ltd. (a)	4,233,294
97,247	Murphy Oil Corp.	2,926,162
141,546	Northern Oil & Gas, Inc.	3,538,650
86,483	Par Pacific Holdings, Inc. (a)	3,263,868
44,823	PBF Energy, Inc., Class A	1,499,778
61,393	Peabody Energy Corp.	2,164,717
162,514	SM Energy Co.	3,164,148
220,616	Talos Energy, Inc. (a)	2,629,743
		40,538,168
	Paper & Forest Products — 0.3%
63,115	Sylvamo Corp.	3,088,848
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines — 0.4%
387,133	Frontier Group Holdings, Inc. (a) (b)	$1,796,297
400,746	JetBlue Airways Corp. (a)	1,951,633
		3,747,930
	Personal Care Products — 0.3%
142,593	Edgewell Personal Care Co.	2,774,860
	Pharmaceuticals — 3.1%
241,190	Amneal Pharmaceuticals, Inc. (a)	3,299,479
113,479	Amphastar Pharmaceuticals, Inc. (a)	3,006,059
30,797	ANI Pharmaceuticals, Inc. (a)	2,520,734
13,056	Crinetics Pharmaceuticals, Inc. (a)	652,017
64,970	Harmony Biosciences Holdings, Inc. (a)	2,372,704
49,617	Harrow, Inc. (a)	2,031,320
152,028	Innoviva, Inc. (a)	3,040,560
16,073	Ligand Pharmaceuticals, Inc. (a)	3,087,623
88,112	Liquidia Corp. (a)	3,735,068
100,131	Ocular Therapeutix, Inc. (a)	915,197
339,079	Organon & Co.	2,895,735
93,941	Pacira BioSciences, Inc. (a)	1,929,548
37,116	Tarsus Pharmaceuticals, Inc. (a)	2,395,467
		31,881,511
	Professional Services — 2.8%
16,784	Barrett Business Services, Inc.	637,792
12,046	CBIZ, Inc. (a)	474,010
73,087	Concentrix Corp.	2,729,799
9,086	CRA International, Inc.	1,716,709
31,702	CSG Systems International, Inc.	2,528,234
83,661	First Advantage Corp. (a)	1,129,424
17,576	Huron Consulting Group, Inc. (a)	2,970,344
28,503	ICF International, Inc.	2,657,905
11,931	Innodata, Inc. (a) (b)	661,455
122,416	Legalzoom.com, Inc. (a)	1,088,278
40,887	ManpowerGroup, Inc.	1,485,425
154,108	Planet Labs PBC (a)	3,848,077
10,280	TriNet Group, Inc.	629,547
91,997	Upwork, Inc. (a)	1,842,700
29,316	Willdan Group, Inc. (a)	3,699,679
		28,099,378
	Real Estate Management & Development — 0.8%
123,386	Forestar Group, Inc. (a)	3,210,504
125,709	Kennedy-Wilson Holdings, Inc.	1,238,234
70,104	Newmark Group, Inc., Class A	1,249,954
40,950	St. Joe (The) Co.	2,710,480
		8,409,172
Shares	Description	Value

	Retail REITs — 0.4%
52,374	Curbline Properties Corp.	$1,270,069
21,545	InvenTrust Properties Corp.	633,208
68,911	NETSTREIT Corp.	1,298,283
18,215	Tanger, Inc.	595,995
		3,797,555
	Semiconductors & Semiconductor Equipment — 1.6%
61,628	ACM Research, Inc., Class A (a)	3,581,819
8,581	Ambarella, Inc. (a)	549,527
22,695	Axcelis Technologies, Inc. (a)	1,998,749
49,275	Diodes, Inc. (a)	2,916,587
10,896	FormFactor, Inc. (a)	768,059
85,126	Navitas Semiconductor Corp. (a)	730,381
31,074	Penguin Solutions, Inc. (a)	596,932
75,976	Photronics, Inc. (a)	2,626,490
17,101	Power Integrations, Inc.	785,620
42,534	Veeco Instruments, Inc. (a)	1,328,337
		15,882,501
	Software — 3.1%
34,358	A10 Networks, Inc.	599,204
105,703	Adeia, Inc.	1,912,167
10,230	Agilysys, Inc. (a)	887,453
11,913	Alarm.com Holdings, Inc. (a)	581,116
104,974	Amplitude, Inc., Class A (a)	962,612
68,639	Appian Corp., Class A (a)	1,915,028
9,599	Blackbaud, Inc. (a)	515,467
10,992	BlackLine, Inc. (a)	510,798
53,177	Braze, Inc., Class A (a)	1,107,145
205,894	Cipher Mining, Inc. (a)	3,286,068
60,058	Cleanspark, Inc. (a)	711,087
69,305	Clear Secure, Inc., Class A	2,260,729
49,617	Freshworks, Inc., Class A (a)	534,871
37,439	Klaviyo, Inc., Class A (a)	831,520
41,389	LiveRamp Holdings, Inc. (a)	1,007,822
81,256	N-able, Inc. (a)	493,224
119,176	NCR Voyix Corp. (a)	1,182,226
73,053	NextNav, Inc. (a)	1,049,041
14,148	Progress Software Corp. (a)	578,936
42,091	RingCentral, Inc., Class A (a)	1,089,315
156,248	Sprinklr, Inc., Class A (a)	996,862
59,900	Teradata Corp. (a)	1,708,348
211,592	Terawulf, Inc. (a) (b)	2,828,985
14,093	Workiva, Inc. (a)	1,085,443
150,818	Yext, Inc. (a)	1,079,857
119,469	Zeta Global Holdings Corp., Class A (a)	2,219,734
		31,935,058
	Specialized REITs — 0.9%
100,880	Outfront Media, Inc.	2,453,402
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs (Continued)
140,370	Rayonier, Inc.	$3,192,014
221,987	Safehold, Inc.	3,132,236
		8,777,652
	Specialty Retail — 2.0%
60,828	Academy Sports & Outdoors, Inc.	3,346,148
30,931	Advance Auto Parts, Inc.	1,484,997
69,147	American Eagle Outfitters, Inc.	1,611,817
34,133	Buckle (The), Inc.	1,614,491
70,620	National Vision Holdings, Inc. (a)	1,860,837
213,113	Sally Beauty Holdings, Inc. (a)	3,243,580
14,667	Signet Jewelers Ltd.	1,353,324
29,475	Sonic Automotive, Inc., Class A	1,767,321
138,450	Upbound Group, Inc.	2,616,705
22,441	Victoria’s Secret & Co. (a)	1,223,259
27,893	Warby Parker, Inc., Class A (a)	711,550
		20,834,029
	Technology Hardware, Storage & Peripherals — 0.4%
102,322	Corsair Gaming, Inc. (a)	521,842
35,811	Diebold Nixdorf, Inc. (a)	2,471,317
31,526	GPGI, Inc. (a)	743,068
		3,736,227
	Textiles, Apparel & Luxury Goods — 1.3%
33,098	Columbia Sportswear Co.	1,829,657
53,504	Figs, Inc., Class A (a)	578,378
104,938	G-III Apparel Group Ltd.	3,079,930
19,899	Kontoor Brands, Inc.	1,188,567
58,612	Levi Strauss & Co., Class A	1,165,207
45,344	PVH Corp.	2,827,652
14,595	Steven Madden Ltd.	640,429
122,294	Under Armour, Inc., Class A (a)	754,554
66,975	Wolverine World Wide, Inc.	1,186,797
		13,251,171
	Tobacco — 0.5%
16,823	Turning Point Brands, Inc.	2,038,106
57,611	Universal Corp.	3,260,207
		5,298,313
	Trading Companies & Distributors — 1.6%
41,290	Boise Cascade Co.	3,336,645
422,083	Custom Truck One Source, Inc. (a)	2,667,565
44,382	Distribution Solutions Group, Inc. (a)	1,260,005
91,743	DNOW, Inc. (a)	1,393,576
22,144	DXP Enterprises, Inc. (a)	2,879,827
Shares	Description	Value

	Trading Companies & Distributors (Continued)
41,601	Global Industrial Co.	$1,271,327
8,962	Willis Lease Finance Corp.	1,633,593
40,881	Xometry, Inc., Class A (a)	2,335,531
		16,778,069
	Water Utilities — 0.1%
8,387	American States Water Co.	611,916
12,405	H2O America	645,556
		1,257,472
	Total Common Stocks	1,012,829,772
	(Cost $854,630,380)
MONEY MARKET FUNDS — 0.2%
2,313,361	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	2,313,361
	(Cost $2,313,361)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.6%
$5,519,890	Citigroup, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $5,521,574. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 02/15/28. The value of the collateral including accrued interest is $5,630,289. (d)	5,519,890
10,290,244	Mizuho Financial Group, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $10,293,383. Collateralized by U.S. Treasury Note, interest rate of 4.38%, due 05/15/34. The value of the collateral including accrued interest is $10,496,051. (d)	10,290,244
	Total Repurchase Agreements	15,810,134
	(Cost $15,810,134)

	Total Investments — 101.6%	1,030,953,267
	(Cost $872,753,875)
	Net Other Assets and Liabilities — (1.6)%	(16,104,777)
	Net Assets — 100.0%	$1,014,848,490

See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $14,826,166 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $15,810,134.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,012,829,772	$1,012,829,772	$—	$—
Money Market Funds	2,313,361	2,313,361	—	—
Repurchase Agreements	15,810,134	—	15,810,134	—
Total Investments	$1,030,953,267	$1,015,143,133	$15,810,134	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$14,826,166
Non-cash Collateral(2)	(14,826,166)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$15,810,134
Non-cash Collateral(4)	(15,810,134)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.6%
6,165	General Dynamics Corp.	$2,164,470
7,477	Northrop Grumman Corp.	5,176,028
		7,340,498
	Air Freight & Logistics — 1.7%
13,929	Expeditors International of Washington, Inc.	2,236,162
29,518	FedEx Corp.	9,512,175
85,962	United Parcel Service, Inc., Class B	9,130,884
		20,879,221
	Automobile Components — 0.2%
27,278	Aptiv PLC (a)	2,066,309
	Automobiles — 1.8%
812,358	Ford Motor Co.	11,275,529
131,065	General Motors Co.	11,009,460
		22,284,989
	Banks — 5.7%
77,514	Bank of America Corp.	4,123,745
53,360	Citigroup, Inc.	6,174,286
106,601	Citizens Financial Group, Inc.	6,713,731
133,020	Fifth Third Bancorp	6,680,264
491,442	Huntington Bancshares, Inc.	8,590,406
42,319	M&T Bank Corp.	9,376,621
20,424	PNC Financial Services Group (The), Inc.	4,560,679
314,632	Regions Financial Corp.	8,967,012
173,268	Truist Financial Corp.	8,909,441
116,691	U.S. Bancorp	6,547,532
		70,643,717
	Beverages — 0.5%
15,045	Constellation Brands, Inc., Class A	2,357,551
152,206	Keurig Dr Pepper, Inc.	4,176,533
		6,534,084
	Biotechnology — 1.9%
60,561	Biogen, Inc. (a)	10,894,318
63,041	Incyte Corp. (a)	6,308,513
8,067	Regeneron Pharmaceuticals, Inc.	5,981,277
		23,184,108
	Building Products — 1.1%
13,328	Carlisle Cos, Inc.	4,543,382
80,682	Carrier Global Corp.	4,807,034
67,180	Masco Corp.	4,439,926
		13,790,342
	Capital Markets — 1.7%
17,878	Bank of New York Mellon (The) Corp.	2,143,930
Shares	Description	Value

	Capital Markets (Continued)
12,925	Raymond James Financial, Inc.	$2,143,740
48,265	State Street Corp.	6,315,958
104,104	T. Rowe Price Group, Inc.	11,001,711
		21,605,339
	Chemicals — 3.2%
137,809	CF Industries Holdings, Inc.	12,847,933
63,602	Corteva, Inc.	4,630,226
364,693	Dow, Inc.	10,047,292
60,771	PPG Industries, Inc.	7,026,951
40,993	RPM International, Inc.	4,384,611
		38,937,013
	Construction Materials — 0.2%
16,631	CRH PLC	2,035,801
	Consumer Finance — 0.6%
102,199	Synchrony Financial	7,422,713
	Consumer Staples Distribution & Retail — 1.5%
15,633	Dollar General Corp.	2,242,241
33,219	Kroger (The) Co.	2,087,814
28,166	Sysco Corp.	2,361,719
109,035	Target Corp.	11,499,922
		18,191,696
	Containers & Packaging — 2.7%
204,473	Amcor PLC	9,047,930
117,549	Ball Corp.	6,685,012
30,193	Packaging Corp. of America	6,719,452
275,618	Smurfit WestRock PLC	11,473,977
		33,926,371
	Distributors — 0.2%
16,880	Genuine Parts Co.	2,346,151
	Diversified Telecommunication Services — 2.7%
429,072	AT&T, Inc.	11,245,977
356,579	Comcast Corp., Class A	10,608,226
261,679	Verizon Communications, Inc.	11,649,949
		33,504,152
	Electric Utilities — 8.8%
95,779	Alliant Energy Corp.	6,312,794
73,944	American Electric Power Co., Inc.	8,856,643
72,747	Duke Energy Corp.	8,827,848
177,576	Edison International	11,059,433
67,365	Entergy Corp.	6,459,630
117,623	Evergy, Inc.	9,025,213
126,638	Eversource Energy	8,754,485
195,607	Exelon Corp.	8,759,282
139,080	FirstEnergy Corp.	6,584,047
25,853	NextEra Energy, Inc.	2,272,479
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
13,034	NRG Energy, Inc.	$1,989,379
663,232	PG&E Corp.	10,227,037
177,801	PPL Corp.	6,445,286
71,406	Southern (The) Co.	6,377,270
84,303	Xcel Energy, Inc.	6,412,086
		108,362,912
	Electronic Equipment, Instruments & Components — 0.5%
15,239	CDW Corp.	1,926,057
4,064	Teledyne Technologies, Inc. (a)	2,520,899
8,548	Zebra Technologies Corp., Class A (a)	2,008,609
		6,455,565
	Energy Equipment & Services — 2.8%
187,231	Baker Hughes Co.	10,492,425
301,717	Halliburton Co.	10,113,554
277,701	SLB Ltd.	13,435,175
		34,041,154
	Entertainment — 0.2%
72,017	Warner Bros. Discovery, Inc. (a)	1,983,348
	Financial Services — 3.4%
16,963	Berkshire Hathaway, Inc., Class B (a)	8,151,230
163,744	Block, Inc. (a)	9,895,050
206,384	Corebridge Financial, Inc.	6,362,819
137,702	Global Payments, Inc.	9,878,741
146,052	PayPal Holdings, Inc.	7,695,480
		41,983,320
	Food Products — 2.9%
108,307	Archer-Daniels-Midland Co.	7,290,144
229,207	General Mills, Inc.	10,603,116
179,885	Hormel Foods Corp.	4,426,970
30,473	McCormick & Co., Inc.	1,884,146
79,198	Mondelez International, Inc., Class A	4,630,707
106,219	Tyson Foods, Inc., Class A	6,939,287
		35,774,370
	Gas Utilities — 0.3%
25,432	Atmos Energy Corp.	4,230,359
	Ground Transportation — 0.7%
57,256	CSX Corp.	2,161,987
13,237	Old Dominion Freight Line, Inc.	2,292,648
18,430	Union Pacific Corp.	4,332,893
		8,787,528
Shares	Description	Value

	Health Care Equipment & Supplies — 1.7%
10,695	Becton Dickinson & Co.	$2,176,218
51,979	GE HealthCare Technologies, Inc.	4,104,782
44,381	Medtronic PLC	4,569,468
118,529	Zimmer Biomet Holdings, Inc.	10,320,320
		21,170,788
	Health Care Providers & Services — 3.9%
38,725	Cigna Group (The)	10,614,910
24,324	Elevance Health, Inc.	8,409,780
9,132	HCA Healthcare, Inc.	4,458,882
16,644	Humana, Inc.	3,248,909
16,993	Labcorp Holdings, Inc.	4,613,939
35,882	Quest Diagnostics, Inc.	6,711,010
31,333	Tenet Healthcare Corp. (a)	5,930,710
12,914	UnitedHealth Group, Inc.	3,705,414
		47,693,554
	Household Durables — 3.3%
74,000	D.R. Horton, Inc.	11,014,160
103,678	Lennar Corp., Class A	11,337,189
854	NVR, Inc. (a)	6,520,914
90,893	PulteGroup, Inc.	11,369,805
		40,242,068
	Household Products — 0.9%
24,753	Church & Dwight Co., Inc.	2,382,476
42,256	Kimberly-Clark Corp.	4,225,177
29,749	Procter & Gamble (The) Co.	4,515,006
		11,122,659
	Insurance — 8.8%
38,662	Aflac, Inc.	4,289,549
51,204	Allstate (The) Corp.	10,189,084
124,584	American International Group, Inc.	9,328,850
111,115	Arch Capital Group Ltd. (a)	10,671,485
27,318	Chubb Ltd.	8,456,560
52,207	Cincinnati Financial Corp.	8,399,584
156,192	Fidelity National Financial, Inc.	8,495,283
61,876	Hartford Insurance Group (The), Inc.	8,356,973
80,967	Loews Corp.	8,547,686
3,967	Markel Group, Inc. (a)	8,095,219
26,292	MetLife, Inc.	2,073,913
48,331	Principal Financial Group, Inc.	4,577,912
37,768	Prudential Financial, Inc.	4,196,402
29,395	Travelers (The) Cos., Inc.	8,363,171
60,800	W.R. Berkley Corp.	4,169,664
		108,211,335
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.8%
15,890	Accenture PLC, Class A	$4,189,240
75,020	Cognizant Technology Solutions Corp., Class A	6,156,141
		10,345,381
	Life Sciences Tools & Services — 0.2%
15,253	Agilent Technologies, Inc.	2,041,614
	Machinery — 1.6%
54,590	Dover Corp.	10,999,339
18,953	PACCAR, Inc.	2,329,513
18,069	Snap-on, Inc.	6,615,242
		19,944,094
	Media — 1.5%
40,846	Charter Communications, Inc., Class A (a)	8,419,178
116,689	Fox Corp., Class A	8,492,625
79,461	News Corp., Class A	2,147,831
		19,059,634
	Metals & Mining — 1.9%
52,274	Nucor Corp.	9,290,135
21,555	Reliance, Inc.	7,102,373
36,746	Steel Dynamics, Inc.	6,598,479
		22,990,987
	Multi-Utilities — 4.6%
85,385	Ameren Corp.	8,818,563
111,196	CenterPoint Energy, Inc.	4,413,369
89,040	CMS Energy Corp.	6,365,470
85,849	Consolidated Edison, Inc.	9,154,079
106,274	Dominion Energy, Inc.	6,394,506
48,276	DTE Energy Co.	6,487,329
149,104	NiSource, Inc.	6,603,816
48,288	Sempra	4,201,539
40,425	WEC Energy Group, Inc.	4,473,835
		56,912,506
	Oil, Gas & Consumable Fuels — 12.8%
43,863	Cheniere Energy, Inc.	9,277,902
69,930	Chevron Corp.	12,370,617
113,857	ConocoPhillips	11,867,315
404,945	Coterra Energy, Inc.	11,682,663
290,967	Devon Energy Corp.	11,699,783
70,898	Diamondback Energy, Inc.	11,623,727
101,497	EOG Resources, Inc.	11,380,859
198,847	EQT Corp.	11,479,437
96,577	Expand Energy Corp.	10,856,221
88,567	Exxon Mobil Corp.	12,523,374
226,504	Kinder Morgan, Inc.	6,906,107
38,287	Marathon Petroleum Corp.	6,745,787
259,196	Occidental Petroleum Corp.	11,764,906
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
116,007	ONEOK, Inc.	$9,186,594
33,038	Phillips 66	4,742,935
26,189	Valero Energy Corp.	4,751,470
		158,859,697
	Passenger Airlines — 1.6%
153,577	Delta Air Lines, Inc.	10,119,189
50,218	Southwest Airlines Co.	2,386,359
76,253	United Airlines Holdings, Inc. (a)	7,802,207
		20,307,755
	Personal Care Products — 0.2%
120,321	Kenvue, Inc.	2,093,585
	Pharmaceuticals — 2.5%
115,435	Bristol-Myers Squibb Co.	6,354,697
20,601	Johnson & Johnson	4,681,577
81,005	Merck & Co., Inc.	8,932,421
428,038	Pfizer, Inc.	11,317,325
		31,286,020
	Professional Services — 0.7%
34,516	Leidos Holdings, Inc.	6,498,673
23,742	SS&C Technologies Holdings, Inc.	1,944,232
		8,442,905
	Residential REITs — 1.3%
34,343	AvalonBay Communities, Inc.	6,101,721
135,256	Equity Residential	8,429,154
14,942	Mid-America Apartment Communities, Inc.	2,006,710
		16,537,585
	Semiconductors & Semiconductor Equipment — 0.7%
14,937	Micron Technology, Inc.	6,197,063
9,561	NXP Semiconductors N.V.	2,162,124
		8,359,187
	Software — 0.7%
98,812	Zoom Communications, Inc. (a)	9,100,585
	Specialized REITs — 0.2%
7,999	Public Storage	2,209,244
	Specialty Retail — 0.9%
8,607	Lowe’s Cos., Inc.	2,298,585
41,503	Tractor Supply Co.	2,111,673
3,431	Ulta Beauty, Inc. (a)	2,221,092
23,872	Williams-Sonoma, Inc.	4,885,405
		11,516,755
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 1.9%
33,867	Dell Technologies, Inc., Class C	$3,875,740
177,488	Hewlett Packard Enterprise Co.	3,819,542
279,470	HP, Inc.	5,432,897
19,381	NetApp, Inc.	1,867,359
36,145	Western Digital Corp.	9,044,563
		24,040,101
	Textiles, Apparel & Luxury Goods — 0.6%
60,061	Deckers Outdoor Corp. (a)	7,167,680
	Trading Companies & Distributors — 0.4%
9,322	Ferguson Enterprises, Inc.	2,353,432
6,160	Watsco, Inc.	2,380,532
		4,733,964
	Water Utilities — 0.3%
32,669	American Water Works Co., Inc.	4,218,548
	Total Common Stocks	1,234,919,291
	(Cost $1,107,339,528)
MONEY MARKET FUNDS — 0.1%
1,139,176	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (b)	1,139,176
	(Cost $1,139,176)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,518	Daiwa Capital Markets America, Inc., 3.66% (b), dated 01/30/26, due 02/02/26, with a maturity value of $1,518. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $1,548. (c)	1,518
	(Cost $1,518)

	Total Investments — 100.0%	1,236,059,985
	(Cost $1,108,480,222)
	Net Other Assets and Liabilities — 0.0%	589,889
	Net Assets — 100.0%	$1,236,649,874

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,234,919,291	$1,234,919,291	$—	$—
Money Market Funds	1,139,176	1,139,176	—	—
Repurchase Agreements	1,518	—	1,518	—
Total Investments	$1,236,059,985	$1,236,058,467	$1,518	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,518
Non-cash Collateral(2)	(1,518)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 6.3%
30,425	Boeing (The) Co. (a)	$7,110,931
16,409	Curtiss-Wright Corp.	10,775,626
21,446	General Electric Co.	6,579,418
20,415	HEICO Corp.	6,755,528
44,122	Howmet Aerospace, Inc.	9,180,906
162,090	Rocket Lab Corp. (a)	12,978,546
61,654	RTX Corp.	12,388,138
1,656	TransDigm Group, Inc.	2,364,006
37,403	Woodward, Inc.	11,888,170
		80,021,269
	Automobiles — 1.0%
573,687	Rivian Automotive, Inc., Class A (a)	8,461,883
10,057	Tesla, Inc. (a)	4,328,634
		12,790,517
	Banks — 2.0%
4,215	First Citizens BancShares, Inc., Class A	8,723,238
28,073	JPMorgan Chase & Co.	8,587,250
97,060	Wells Fargo & Co.	8,782,959
		26,093,447
	Beverages — 1.1%
64,696	Coca-Cola (The) Co.	4,839,908
117,985	Monster Beverage Corp. (a)	9,528,468
		14,368,376
	Biotechnology — 4.3%
16,613	Alnylam Pharmaceuticals, Inc. (a)	5,616,191
34,546	Amgen, Inc.	11,810,587
73,699	Gilead Sciences, Inc.	10,461,573
51,976	Insmed, Inc. (a)	8,153,475
49,358	Natera, Inc. (a)	11,408,608
14,571	Vertex Pharmaceuticals, Inc. (a)	6,846,913
		54,297,347
	Broadline Retail — 1.8%
39,190	Amazon.com, Inc. (a)	9,378,167
191,732	Coupang, Inc. (a)	3,865,317
103,856	eBay, Inc.	9,473,745
		22,717,229
	Building Products — 1.6%
41,489	Allegion PLC	6,861,866
75,539	Johnson Controls International PLC	9,008,781
11,621	Trane Technologies PLC	4,887,560
		20,758,207
	Capital Markets — 8.6%
27,983	Ares Management Corp., Class A	4,188,216
14,286	Blackstone, Inc.	2,034,612
Shares	Description	Value

	Capital Markets (Continued)
36,039	Cboe Global Markets, Inc.	$9,552,497
66,118	Charles Schwab (The) Corp.	6,870,983
8,063	CME Group, Inc.	2,330,691
12,864	Goldman Sachs Group (The), Inc.	12,033,114
140,661	Interactive Brokers Group, Inc., Class A	10,532,696
13,595	Intercontinental Exchange, Inc.	2,362,539
31,658	LPL Financial Holdings, Inc.	11,539,341
8,854	Moody’s Corp.	4,564,768
63,692	Morgan Stanley	11,642,898
3,838	MSCI, Inc.	2,338,186
93,132	Nasdaq, Inc.	9,023,560
66,226	Northern Trust Corp.	9,896,151
58,407	Robinhood Markets, Inc., Class A (a)	5,810,328
8,655	S&P Global, Inc.	4,568,022
		109,288,602
	Chemicals — 0.6%
17,229	Ecolab, Inc.	4,858,406
6,795	Sherwin-Williams (The) Co.	2,409,779
		7,268,185
	Commercial Services & Supplies — 1.4%
10,390	Republic Services, Inc.	2,234,785
110,061	Rollins, Inc.	6,971,264
41,172	Waste Management, Inc.	9,150,065
		18,356,114
	Communications Equipment — 1.3%
50,416	Arista Networks, Inc. (a)	7,145,964
117,434	Cisco Systems, Inc.	9,197,431
		16,343,395
	Construction & Engineering — 5.1%
295,540	API Group Corp. (a)	12,285,598
12,116	Comfort Systems USA, Inc.	13,837,684
18,483	EMCOR Group, Inc.	13,321,252
52,020	MasTec, Inc. (a)	12,509,770
26,791	Quanta Services, Inc.	12,715,812
		64,670,116
	Construction Materials — 0.9%
10,610	Martin Marietta Materials, Inc.	6,917,189
15,857	Vulcan Materials Co.	4,765,663
		11,682,852
	Consumer Finance — 1.5%
30,565	American Express Co.	10,764,076
345,527	SoFi Technologies, Inc. (a)	7,881,471
		18,645,547
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.3%
5,245	Costco Wholesale Corp.	$4,931,611
27,639	Sprouts Farmers Market, Inc. (a)	1,959,882
81,195	Walmart, Inc.	9,673,572
		16,565,065
	Electric Utilities — 0.7%
32,008	Constellation Energy Corp.	8,984,005
	Electrical Equipment — 4.5%
32,175	AMETEK, Inc.	7,206,557
6,913	Eaton Corp. PLC	2,429,366
34,079	Emerson Electric Co.	5,008,250
17,301	GE Vernova, Inc.	12,566,927
14,874	Hubbell, Inc.	7,257,620
23,250	Rockwell Automation, Inc.	9,803,362
69,795	Vertiv Holdings Co., Class A	12,994,433
		57,266,515
	Electronic Equipment, Instruments & Components — 2.0%
83,671	Amphenol Corp., Class A	12,055,318
61,264	Coherent Corp. (a)	12,998,995
		25,054,313
	Entertainment — 2.0%
32,329	Electronic Arts, Inc.	6,592,530
22,352	Liberty Media Corp.-Liberty Formula One, Class C (a)	1,945,071
31,739	Live Nation Entertainment, Inc. (a)	4,616,438
27,175	ROBLOX Corp., Class A (a)	1,787,028
25,801	Take-Two Interactive Software, Inc. (a)	5,683,960
39,755	Walt Disney (The) Co.	4,484,364
		25,109,391
	Financial Services — 2.1%
60,768	Affirm Holdings, Inc. (a)	3,664,311
31,245	Apollo Global Management, Inc.	4,203,702
15,030	Corpay, Inc. (a)	4,728,889
7,922	Mastercard, Inc., Class A	4,268,294
186,029	Toast, Inc., Class A (a)	5,787,362
12,896	Visa, Inc., Class A	4,150,320
		26,802,878
	Ground Transportation — 0.5%
80,846	Uber Technologies, Inc. (a)	6,471,722
	Health Care Equipment & Supplies — 3.2%
17,575	Abbott Laboratories	1,920,947
47,435	Boston Scientific Corp. (a)	4,436,595
33,177	Dexcom, Inc. (a)	2,423,248
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
53,055	Edwards Lifesciences Corp. (a)	$4,316,555
13,371	IDEXX Laboratories, Inc. (a)	8,964,721
15,912	Insulet Corp. (a)	4,070,449
11,664	Intuitive Surgical, Inc. (a)	5,881,222
26,056	STERIS PLC	6,842,306
6,266	Stryker Corp.	2,315,663
		41,171,706
	Health Care Providers & Services — 0.4%
203,446	Hims & Hers Health, Inc. (a)	5,511,352
	Health Care REITs — 1.2%
85,369	Ventas, Inc.	6,630,610
48,736	Welltower, Inc.	9,179,913
		15,810,523
	Hotels, Restaurants & Leisure — 7.1%
48,674	Airbnb, Inc., Class A (a)	6,296,955
1,234	Booking Holdings, Inc.	6,172,271
296,198	Carnival Corp. (a)	8,891,864
24,579	Darden Restaurants, Inc.	4,899,824
10,851	Domino’s Pizza, Inc.	4,452,491
19,970	DoorDash, Inc., Class A (a)	4,086,261
63,899	DraftKings, Inc., Class A (a)	1,757,861
39,912	Expedia Group, Inc.	10,570,294
10,239	Flutter Entertainment PLC (a)	1,690,971
31,491	Hilton Worldwide Holdings, Inc.	9,400,378
173,719	Las Vegas Sands Corp.	9,160,203
29,158	Marriott International, Inc., Class A	9,193,517
7,204	McDonald’s Corp.	2,269,260
7,895	Royal Caribbean Cruises Ltd.	2,563,112
26,148	Starbucks Corp.	2,404,309
43,667	Yum! Brands, Inc.	6,790,219
		90,599,790
	Household Durables — 0.2%
10,856	Garmin Ltd.	2,189,004
	Independent Power and Renewable Electricity Producers — 1.3%
30,166	Talen Energy Corp. (a)	10,508,628
40,947	Vistra Corp.	6,483,957
		16,992,585
	Industrial Conglomerates — 0.4%
23,183	Honeywell International, Inc.	5,274,596
	Industrial REITs — 0.5%
51,746	Prologis, Inc.	6,755,958
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 0.5%
11,870	Marsh & McLennan Cos., Inc.	$2,233,815
19,862	Progressive (The) Corp.	4,131,296
		6,365,111
	Interactive Media & Services — 1.9%
36,126	Alphabet, Inc., Class A	12,210,588
6,852	Meta Platforms, Inc., Class A	4,909,458
39,352	Reddit, Inc., Class A (a)	7,093,985
		24,214,031
	IT Services — 3.3%
33,507	Cloudflare, Inc., Class A (a)	5,942,466
8,728	Gartner, Inc. (a)	1,829,476
22,301	International Business Machines Corp.	6,839,717
26,942	MongoDB, Inc. (a)	10,004,373
25,465	Okta, Inc. (a)	2,151,283
30,114	Snowflake, Inc. (a)	5,802,968
79,495	Twilio, Inc., Class A (a)	9,575,968
		42,146,251
	Life Sciences Tools & Services — 1.2%
6,488	Mettler-Toledo International, Inc. (a)	8,909,581
17,392	Waters Corp. (a)	6,447,562
		15,357,143
	Machinery — 3.0%
19,738	Caterpillar, Inc.	12,974,972
8,940	Illinois Tool Works, Inc.	2,335,664
25,209	Otis Worldwide Corp.	2,153,353
10,292	Parker-Hannifin Corp.	9,631,665
30,949	Westinghouse Air Brake Technologies Corp.	7,122,603
33,213	Xylem, Inc.	4,579,076
		38,797,333
	Metals & Mining — 1.0%
113,243	Newmont Corp.	12,722,851
	Multi-Utilities — 0.5%
82,266	Public Service Enterprise Group, Inc.	6,775,428
	Oil, Gas & Consumable Fuels — 1.2%
49,029	Targa Resources Corp.	9,853,848
75,244	Williams (The) Cos., Inc.	5,060,912
		14,914,760
	Pharmaceuticals — 0.9%
10,522	Eli Lilly & Co.	10,912,892
	Professional Services — 0.3%
52,746	TransUnion	4,167,989
Shares	Description	Value

	Real Estate Management & Development — 0.2%
32,278	Zillow Group, Inc., Class C (a)	$2,034,482
	Retail REITs — 0.2%
11,896	Simon Property Group, Inc.	2,275,824
	Semiconductors & Semiconductor Equipment — 7.8%
52,799	Advanced Micro Devices, Inc. (a)	12,499,107
39,708	Astera Labs, Inc. (a)	5,980,819
26,137	Broadcom, Inc.	8,659,188
78,583	Credo Technology Group Holding Ltd. (a)	9,844,878
43,285	First Solar, Inc. (a)	9,761,633
7,444	KLA Corp.	10,629,586
66,056	Lam Research Corp.	15,421,434
77,735	Marvell Technology, Inc.	6,134,846
9,981	Monolithic Power Systems, Inc.	11,220,141
48,504	NVIDIA Corp.	9,270,570
		99,422,202
	Software — 3.8%
6,292	Adobe, Inc. (a)	1,845,129
13,425	AppLovin Corp., Class A (a)	6,351,502
7,439	Autodesk, Inc. (a)	1,881,100
7,045	Cadence Design Systems, Inc. (a)	2,087,856
9,649	Crowdstrike Holdings, Inc., Class A (a)	4,259,117
33,259	Datadog, Inc., Class A (a)	4,301,054
2,676	Fair Isaac Corp. (a)	3,915,443
242,953	Gen Digital, Inc.	5,828,442
10,955	Guidewire Software, Inc. (a)	1,542,026
3,324	Intuit, Inc.	1,658,410
4,554	Microsoft Corp.	1,959,541
50,891	Palantir Technologies, Inc., Class A (a)	7,460,112
12,640	PTC, Inc. (a)	1,973,483
17,073	Salesforce, Inc.	3,624,427
		48,687,642
	Specialty Retail — 2.8%
649	AutoZone, Inc. (a)	2,404,084
31,316	Burlington Stores, Inc. (a)	9,265,152
26,793	Carvana Co. (a)	10,746,940
49,589	O’Reilly Automotive, Inc. (a)	4,880,054
58,889	TJX (The) Cos., Inc.	8,822,161
		36,118,391
	Technology Hardware, Storage & Peripherals — 2.2%
24,299	Apple, Inc.	6,305,105
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
67,497	Pure Storage, Inc., Class A (a)	$4,693,741
41,060	Seagate Technology Holdings PLC	16,739,751
		27,738,597
	Textiles, Apparel & Luxury Goods — 0.9%
88,498	Tapestry, Inc.	11,231,281
	Tobacco — 0.6%
38,188	Altria Group, Inc.	2,367,274
28,198	Philip Morris International, Inc.	5,059,849
		7,427,123
	Trading Companies & Distributors — 2.5%
54,871	Fastenal Co.	2,379,207
57,442	FTAI Aviation Ltd.	15,642,605
8,162	United Rentals, Inc.	6,383,174
6,547	W.W. Grainger, Inc.	7,070,367
		31,475,353
	Wireless Telecommunication Services — 0.2%
10,845	T-Mobile US, Inc.	2,138,743
	Total Common Stocks	1,272,784,033
	(Cost $1,042,234,998)
MONEY MARKET FUNDS — 0.1%
1,293,575	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (b)	1,293,575
	(Cost $1,293,575)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$15	Daiwa Capital Markets America, Inc., 3.66% (b), dated 01/30/26, due 02/02/26, with a maturity value of $15. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $15. (c)	$15
	(Cost $15)

	Total Investments — 100.0%	1,274,077,623
	(Cost $1,043,528,588)
	Net Other Assets and Liabilities — (0.0)%	(437,661)
	Net Assets — 100.0%	$1,273,639,962

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,272,784,033	$1,272,784,033	$—	$—
Money Market Funds	1,293,575	1,293,575	—	—
Repurchase Agreements	15	—	15	—
Total Investments	$1,274,077,623	$1,274,077,608	$15	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$15
Non-cash Collateral(2)	(15)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.5%
314	General Dynamics Corp.	$110,242
158	Huntington Ingalls Industries, Inc.	66,441
381	Northrop Grumman Corp.	263,751
1,230	Textron, Inc.	108,314
1,668	V2X, Inc. (a)	114,808
		663,556
	Air Freight & Logistics — 0.9%
710	Expeditors International of Washington, Inc.	113,983
1,504	FedEx Corp.	484,664
2,136	Hub Group, Inc., Class A	101,631
4,381	United Parcel Service, Inc., Class B	465,350
		1,165,628
	Automobile Components — 0.8%
1,582	Adient PLC (a)	32,906
1,390	Aptiv PLC (a)	105,293
1,189	BorgWarner, Inc.	56,370
9,212	Gentex Corp.	211,968
834	Gentherm, Inc. (a)	26,655
750	LCI Industries	110,017
2,338	Lear Corp.	273,756
280	Patrick Industries, Inc.	35,328
986	Phinia, Inc.	70,174
1,300	Visteon Corp.	118,118
		1,040,585
	Automobiles — 1.2%
41,399	Ford Motor Co.	574,618
6,679	General Motors Co.	561,036
7,545	Harley-Davidson, Inc.	149,391
2,088	Thor Industries, Inc.	233,585
		1,518,630
	Banks — 8.4%
1,456	1st Source Corp.	98,032
1,443	Ameris Bancorp	116,335
2,080	Associated Banc-Corp.	56,701
1,518	Atlantic Union Bankshares Corp.	58,959
1,244	Axos Financial, Inc. (a)	123,144
3,950	Bank of America Corp.	210,140
5,823	Bank OZK	276,942
1,387	BankUnited, Inc.	65,841
1,452	Banner Corp.	89,792
1,150	Beacon Financial Corp.	32,603
905	BOK Financial Corp.	117,596
3,122	Byline Bancorp, Inc.	99,685
1,881	Cathay General Bancorp	96,270
Shares	Description	Value

	Banks (Continued)
2,719	Citigroup, Inc.	$314,615
5,433	Citizens Financial Group, Inc.	342,170
3,835	Columbia Banking System, Inc.	112,902
1,024	Commerce Bancshares, Inc.	53,903
1,094	Community Trust Bancorp, Inc.	67,500
1,157	ConnectOne Bancorp, Inc.	30,799
415	Customers Bancorp, Inc. (a)	32,793
3,325	CVB Financial Corp.	65,536
1,008	Dime Community Bancshares, Inc.	34,292
1,685	Enterprise Financial Services Corp.	96,635
6,779	Fifth Third Bancorp	340,441
597	First Bancorp	34,584
2,983	First BanCorp	65,984
2,599	First Busey Corp.	64,065
3,668	First Commonwealth Financial Corp.	66,134
4,943	First Financial Bancorp	142,062
2,444	First Hawaiian, Inc.	64,888
4,485	First Horizon Corp.	109,838
1,787	First Interstate BancSystem, Inc., Class A	63,385
3,300	First Merchants Corp.	131,208
2,418	Firstsun Capital Bancorp (a)	95,463
9,402	FNB Corp.	165,005
4,708	Fulton Financial Corp.	97,220
774	German American Bancorp, Inc.	32,562
2,525	Hancock Whitney Corp.	173,720
2,681	Hilltop Holdings, Inc.	100,403
3,858	Home BancShares, Inc.	111,496
5,642	Hope Bancorp, Inc.	67,591
25,045	Huntington Bancshares, Inc.	437,787
415	Independent Bank Corp.	33,524
3,227	International Bancshares Corp.	224,728
2,157	M&T Bank Corp.	477,927
2,394	National Bank Holdings Corp., Class A	96,191
1,489	NBT Bancorp, Inc.	66,156
5,153	Northwest Bancshares, Inc.	66,371
5,070	OceanFirst Financial Corp.	95,063
2,221	OFG Bancorp	89,506
807	Origin Bancorp, Inc.	34,564
4,118	Peoples Bancorp, Inc.	133,917
1,041	PNC Financial Services Group (The), Inc.	232,455
861	Popular, Inc.	114,969
655	Preferred Bank	56,179
2,326	Prosperity Bancshares, Inc.	160,517
6,262	Provident Financial Services, Inc.	138,641
742	QCR Holdings, Inc.	66,973
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
16,034	Regions Financial Corp.	$456,969
1,756	Renasant Corp.	66,219
2,313	S&T Bancorp, Inc.	98,626
1,609	Simmons First National Corp., Class A	32,711
1,708	SouthState Bank Corp.	174,780
1,999	Stellar Bancorp, Inc.	74,243
1,184	Texas Capital Bancshares, Inc. (a)	119,785
909	Towne Bank	31,815
1,305	TriCo Bancshares	65,015
8,830	Truist Financial Corp.	454,039
2,337	Trustmark Corp.	99,369
5,947	U.S. Bancorp	333,686
932	UMB Financial Corp.	118,494
2,791	United Bankshares, Inc.	118,143
5,150	United Community Banks, Inc.	177,315
13,765	Valley National Bancorp	171,512
3,861	WaFd, Inc.	125,946
2,554	Webster Financial Corp.	167,977
1,860	WesBanco, Inc.	65,639
1,903	Westamerica BanCorp	96,254
1,912	Western Alliance Bancorp	170,455
767	Wintrust Financial Corp.	113,125
1,648	WSFS Financial Corp.	106,675
2,746	Zions Bancorp N.A.	164,513
		10,648,007
	Beverages — 0.5%
317	Boston Beer (The) Co., Inc., Class A (a)	67,718
6,169	Brown-Forman Corp., Class B	168,845
350	Coca-Cola Consolidated, Inc.	53,221
767	Constellation Brands, Inc., Class A	120,189
7,757	Keurig Dr Pepper, Inc.	212,852
		622,825
	Biotechnology — 1.3%
5,746	Alkermes PLC (a)	194,732
3,086	Biogen, Inc. (a)	555,141
3,213	Incyte Corp. (a)	321,525
18,404	Novavax, Inc. (a) (b)	162,783
411	Regeneron Pharmaceuticals, Inc.	304,736
220	United Therapeutics Corp. (a)	103,288
		1,642,205
	Broadline Retail — 0.3%
177	Dillard’s, Inc., Class A	107,538
7,574	Kohl’s Corp.	132,318
5,609	Macy’s, Inc.	112,292
		352,148
Shares	Description	Value

	Building Products — 1.4%
1,603	A.O. Smith Corp.	$117,805
370	Advanced Drainage Systems, Inc.	56,255
1,563	Builders FirstSource, Inc. (a)	178,807
679	Carlisle Cos, Inc.	231,464
4,112	Carrier Global Corp.	244,993
2,143	Fortune Brands Innovations, Inc.	115,936
1,963	Hayward Holdings, Inc. (a)	31,683
13,915	Janus International Group, Inc. (a)	95,457
3,424	Masco Corp.	226,292
11,202	Masterbrand, Inc. (a)	135,768
664	Simpson Manufacturing Co., Inc.	117,382
2,354	UFP Industries, Inc.	243,121
		1,794,963
	Capital Markets — 1.9%
372	Affiliated Managers Group, Inc.	116,469
911	Bank of New York Mellon (The) Corp.	109,247
854	Cohen & Steers, Inc.	54,878
650	Donnelley Financial Solutions, Inc. (a)	33,637
4,117	Federated Hermes, Inc.	219,354
6,730	Franklin Resources, Inc.	179,153
8,160	Invesco Ltd.	222,686
865	Jefferies Financial Group, Inc.	52,921
659	Raymond James Financial, Inc.	109,302
2,460	State Street Corp.	321,916
5,305	T. Rowe Price Group, Inc.	560,632
3,398	Victory Capital Holdings, Inc., Class A	239,661
948	Virtus Investment Partners, Inc.	154,761
		2,374,617
	Chemicals — 2.9%
2,913	Avient Corp.	105,305
4,976	Axalta Coating Systems Ltd. (a)	167,094
4,043	Cabot Corp.	291,864
7,023	CF Industries Holdings, Inc.	654,754
3,241	Corteva, Inc.	235,945
18,586	Dow, Inc.	512,044
4,198	Eastman Chemical Co.	291,005
2,145	Element Solutions, Inc.	62,420
1,040	H.B. Fuller Co.	62,504
3,033	Huntsman Corp.	32,817
498	Minerals Technologies, Inc.	32,749
11,123	Mosaic (The) Co.	305,883
5,937	Olin Corp.	123,549
3,097	PPG Industries, Inc.	358,106
2,089	RPM International, Inc.	223,439
3,264	Stepan Co.	188,039
		3,647,517
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies — 0.5%
2,151	ABM Industries, Inc.	$99,032
12,201	BrightView Holdings, Inc. (a)	163,005
260	Brink’s (The) Co.	33,030
1,471	HNI Corp.	70,299
3,259	Interface, Inc.	102,561
1,659	MillerKnoll, Inc.	33,313
472	UniFirst Corp.	101,480
		602,720
	Communications Equipment — 0.2%
3,067	Harmonic, Inc. (a)	29,811
3,363	NetScout Systems, Inc. (a)	93,525
2,641	Viasat, Inc. (a)	119,294
		242,630
	Construction & Engineering — 0.4%
504	Arcosa, Inc.	57,693
6,762	Fluor Corp. (a)	312,337
8,538	WillScot Holdings Corp.	171,016
		541,046
	Construction Materials — 0.3%
848	CRH PLC	103,804
778	Eagle Materials, Inc.	158,564
1,524	Knife River Corp. (a)	102,367
		364,735
	Consumer Finance — 0.9%
4,733	Ally Financial, Inc.	200,111
2,088	Bread Financial Holdings, Inc.	151,464
1,602	LendingClub Corp. (a)	27,090
2,333	Navient Corp.	22,887
684	Nelnet, Inc., Class A	90,220
2,380	OneMain Holdings, Inc.	155,985
5,242	PROG Holdings, Inc.	170,050
5,208	Synchrony Financial	378,257
		1,196,064
	Consumer Staples Distribution & Retail — 1.3%
12,485	Albertsons Cos., Inc., Class A	207,875
1,712	Andersons (The), Inc.	106,127
595	BJ’s Wholesale Club Holdings, Inc. (a)	55,002
797	Dollar General Corp.	114,313
9,010	Grocery Outlet Holding Corp. (a)	85,865
1,693	Kroger (The) Co.	106,405
247	PriceSmart, Inc.	35,126
1,435	Sysco Corp.	120,325
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
5,557	Target Corp.	$586,097
901	United Natural Foods, Inc. (a)	33,544
2,412	Weis Markets, Inc.	171,614
		1,622,293
	Containers & Packaging — 2.1%
10,420	Amcor PLC	461,085
295	Avery Dennison Corp.	54,725
5,991	Ball Corp.	340,708
1,561	Crown Holdings, Inc.	163,406
17,793	Graphic Packaging Holding Co.	260,667
913	Greif, Inc., Class A	64,476
2,055	O-I Glass, Inc. (a)	31,400
1,539	Packaging Corp. of America	342,505
5,310	Silgan Holdings, Inc.	229,127
14,046	Smurfit WestRock PLC	584,735
2,456	Sonoco Products Co.	117,888
856	TriMas Corp.	29,763
		2,680,485
	Distributors — 0.4%
860	Genuine Parts Co.	119,532
8,873	LKQ Corp.	291,478
234	Pool Corp.	59,457
		470,467
	Diversified Consumer Services — 0.6%
33,204	ADT, Inc.	265,632
141	Graham Holdings Co., Class B	164,495
21,066	KinderCare Learning Cos., Inc. (a)	98,378
11,122	Mister Car Wash, Inc. (a)	61,727
1,542	Strategic Education, Inc.	131,101
		721,333
	Diversified REITs — 0.1%
8,167	American Assets Trust, Inc.	147,496
	Diversified Telecommunication Services — 1.3%
21,866	AT&T, Inc.	573,108
18,172	Comcast Corp., Class A	540,617
13,336	Verizon Communications, Inc.	593,719
		1,707,444
	Electric Utilities — 5.1%
4,881	Alliant Energy Corp.	321,707
3,768	American Electric Power Co., Inc.	451,312
3,707	Duke Energy Corp.	449,844
9,050	Edison International	563,634
3,433	Entergy Corp.	329,190
5,994	Evergy, Inc.	459,920
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
6,454	Eversource Energy	$446,165
9,968	Exelon Corp.	446,367
7,088	FirstEnergy Corp.	335,546
10,055	Hawaiian Electric Industries, Inc. (a)	154,043
1,318	NextEra Energy, Inc.	115,852
664	NRG Energy, Inc.	101,346
5,020	OGE Energy Corp.	219,274
1,530	Otter Tail Corp.	136,415
33,800	PG&E Corp.	521,196
2,417	Pinnacle West Capital Corp.	226,134
4,467	Portland General Electric Co.	224,467
9,061	PPL Corp.	328,461
3,639	Southern (The) Co.	324,999
4,296	Xcel Energy, Inc.	326,754
		6,482,626
	Electrical Equipment — 0.2%
149	Acuity, Inc.	46,077
421	EnerSys	75,860
393	Generac Holdings, Inc. (a)	66,040
764	Regal Rexnord Corp.	123,386
		311,363
	Electronic Equipment, Instruments & Components — 1.3%
1,946	Arrow Electronics, Inc. (a)	257,826
3,344	Avnet, Inc.	208,632
460	Belden, Inc.	54,055
709	Benchmark Electronics, Inc.	36,967
777	CDW Corp.	98,205
1,314	Crane NXT Co.	66,383
1,442	CTS Corp.	74,133
705	ePlus, Inc.	60,496
1,316	Insight Enterprises, Inc. (a)	110,570
1,416	Knowles Corp. (a)	34,324
1,071	PC Connection, Inc.	62,986
206	Plexus Corp. (a)	41,062
1,070	TD SYNNEX Corp.	169,777
207	Teledyne Technologies, Inc. (a)	128,402
2,094	Vishay Intertechnology, Inc.	42,194
4,324	Vontier Corp.	162,150
436	Zebra Technologies Corp., Class A (a)	102,451
		1,710,613
	Energy Equipment & Services — 3.4%
9,661	Atlas Energy Solutions, Inc.	112,744
9,542	Baker Hughes Co.	534,734
4,222	Bristow Group, Inc. (a)	185,599
11,580	Expro Group Holdings N.V. (a)	185,396
Shares	Description	Value

	Energy Equipment & Services (Continued)
15,376	Halliburton Co.	$515,403
3,173	Helmerich & Payne, Inc.	107,501
5,655	Innovex International, Inc. (a)	140,527
8,374	Liberty Energy, Inc.	206,419
17,144	NOV, Inc.	314,592
5,147	Oceaneering International, Inc. (a)	154,925
20,241	Patterson-UTI Energy, Inc.	152,415
28,418	RPC, Inc.	188,980
3,574	Seadrill Ltd. (a)	137,527
8,651	Select Water Solutions, Inc.	104,591
14,152	SLB Ltd.	684,674
2,449	Tidewater, Inc. (a)	153,038
3,067	Valaris Ltd. (a)	177,058
2,739	Weatherford International PLC	257,685
		4,313,808
	Entertainment — 0.1%
3,670	Warner Bros. Discovery, Inc. (a)	101,072
	Financial Services — 3.1%
864	Berkshire Hathaway, Inc., Class B (a)	415,178
8,345	Block, Inc. (a)	504,288
10,518	Corebridge Financial, Inc.	324,270
4,122	Essent Group Ltd.	259,356
2,817	Euronet Worldwide, Inc. (a)	204,120
7,018	Global Payments, Inc.	503,471
1,005	Jackson Financial, Inc., Class A	119,515
3,631	Merchants Bancorp	150,541
9,170	MGIC Investment Corp.	246,856
796	NCR Atleos Corp. (a)	29,691
3,790	NMI Holdings, Inc. (a)	146,749
7,443	PayPal Holdings, Inc.	392,172
813	PennyMac Financial Services, Inc.	81,235
7,445	Radian Group, Inc.	244,940
719	Voya Financial, Inc.	55,119
2,056	Walker & Dunlop, Inc.	129,302
13,284	Western Union (The) Co. (b)	124,471
		3,931,274
	Food Products — 3.2%
5,520	Archer-Daniels-Midland Co.	371,551
3,008	Bunge Global S.A.	342,551
3,368	Cal-Maine Foods, Inc.	281,329
5,769	Campbell’s (The) Co.	161,417
4,466	Darling Ingredients, Inc. (a)	203,917
11,367	Flowers Foods, Inc.	129,925
3,471	Fresh Del Monte Produce, Inc.	137,660
11,681	General Mills, Inc.	540,363
9,167	Hormel Foods Corp.	225,600
2,430	Ingredion, Inc.	286,983
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
684	J & J Snack Foods Corp.	$64,980
3,838	Lamb Weston Holdings, Inc.	176,279
1,553	McCormick & Co., Inc.	96,022
4,036	Mondelez International, Inc., Class A	235,985
2,164	Post Holdings, Inc. (a)	221,399
35	Seaboard Corp.	177,880
5,413	Tyson Foods, Inc., Class A	353,631
		4,007,472
	Gas Utilities — 1.4%
1,296	Atmos Energy Corp.	215,577
3,168	MDU Resources Group, Inc.	64,976
2,678	National Fuel Gas Co.	224,282
4,648	New Jersey Resources Corp.	229,983
2,646	Northwest Natural Holding Co.	123,198
2,775	ONE Gas, Inc.	220,779
3,349	Southwest Gas Holdings, Inc.	277,364
1,944	Spire, Inc.	164,248
5,727	UGI Corp.	229,710
		1,750,117
	Ground Transportation — 1.3%
2,084	ArcBest Corp.	188,018
2,918	CSX Corp.	110,184
276	J.B. Hunt Transport Services, Inc.	55,951
3,075	Knight-Swift Transportation Holdings, Inc.	169,432
10,868	Marten Transport Ltd.	133,676
675	Old Dominion Freight Line, Inc.	116,910
1,120	Ryder System, Inc.	214,234
164	Saia, Inc. (a)	54,919
3,430	Schneider National, Inc., Class B	92,061
4,586	U-Haul Holding Co.	235,308
939	Union Pacific Corp.	220,759
3,033	Werner Enterprises, Inc.	103,880
		1,695,332
	Health Care Equipment & Supplies — 1.2%
343	Align Technology, Inc. (a)	55,919
545	Becton Dickinson & Co.	110,897
2,241	CONMED Corp.	86,032
2,649	GE HealthCare Technologies, Inc.	209,191
2,262	Medtronic PLC	232,895
3,382	Solventum Corp. (a)	260,313
6,041	Zimmer Biomet Holdings, Inc.	525,990
		1,481,237
Shares	Description	Value

	Health Care Providers & Services — 2.9%
10,894	Acadia Healthcare Co., Inc. (a)	$146,415
15,521	AdaptHealth Corp. (a)	155,986
17,508	Ardent Health, Inc. (a)	143,040
125	Chemed Corp.	53,392
1,973	Cigna Group (The)	540,819
1,240	Elevance Health, Inc.	428,718
465	HCA Healthcare, Inc.	227,046
709	Henry Schein, Inc. (a)	53,515
848	Humana, Inc.	165,530
866	Labcorp Holdings, Inc.	235,136
1,235	Molina Healthcare, Inc. (a)	221,794
451	National HealthCare Corp.	64,543
4,255	Pediatrix Medical Group, Inc. (a)	90,972
1,829	Quest Diagnostics, Inc.	342,078
8,328	Select Medical Holdings Corp.	125,336
1,597	Tenet Healthcare Corp. (a)	302,280
658	UnitedHealth Group, Inc.	188,800
1,229	Universal Health Services, Inc., Class B	247,349
		3,732,749
	Health Care REITs — 0.2%
4,380	Alexandria Real Estate Equities, Inc.	239,323
3,333	Healthpeak Properties, Inc.	57,461
		296,784
	Health Care Technology — 0.1%
7,584	Evolent Health, Inc., Class A (a)	24,345
8,834	Teladoc Health, Inc. (a)	48,145
		72,490
	Hotel & Resort REITs — 0.8%
13,046	Apple Hospitality REIT, Inc.	151,856
10,157	DiamondRock Hospitality Co.	93,241
12,091	Host Hotels & Resorts, Inc.	224,046
11,824	Park Hotels & Resorts, Inc.	129,236
8,039	Pebblebrook Hotel Trust	91,805
20,751	RLJ Lodging Trust	154,180
6,917	Sunstone Hotel Investors, Inc.	60,662
8,746	Xenia Hotels & Resorts, Inc.	129,004
		1,034,030
	Hotels, Restaurants & Leisure — 0.6%
5,420	Accel Entertainment, Inc. (a)	61,300
9,165	Caesars Entertainment, Inc. (a)	189,715
3,583	Cracker Barrel Old Country Store, Inc. (b)	107,920
1,871	Dave & Buster’s Entertainment, Inc. (a)	35,119
2,680	Marriott Vacations Worldwide Corp.	145,551
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
807	Vail Resorts, Inc.	$107,387
10,925	Wendy’s (The) Co. (b)	85,106
		732,098
	Household Durables — 3.8%
51	Cavco Industries, Inc. (a)	25,093
2,605	Century Communities, Inc.	164,063
359	Champion Homes, Inc. (a)	28,138
3,771	D.R. Horton, Inc.	561,276
1,974	Green Brick Partners, Inc. (a)	136,976
207	Installed Building Products, Inc.	59,645
4,750	KB Home	273,315
3,318	La-Z-Boy, Inc.	120,808
14,054	Leggett & Platt, Inc.	164,010
5,284	Lennar Corp., Class A	577,805
3,599	LGI Homes, Inc. (a)	180,346
1,208	M/I Homes, Inc. (a)	161,510
4,072	Meritage Homes Corp.	283,045
2,452	Mohawk Industries, Inc. (a)	290,268
33,246	Newell Brands, Inc.	141,296
44	NVR, Inc. (a)	335,972
4,632	PulteGroup, Inc.	579,417
4,552	Taylor Morrison Home Corp. (a)	277,444
1,982	Toll Brothers, Inc.	286,379
128	TopBuild Corp. (a)	59,910
4,912	Tri Pointe Homes, Inc. (a)	163,815
		4,870,531
	Household Products — 0.9%
4,237	Central Garden & Pet Co., Class A (a)	129,949
1,261	Church & Dwight Co., Inc.	121,371
6,218	Energizer Holdings, Inc.	135,739
2,153	Kimberly-Clark Corp.	215,278
1,516	Procter & Gamble (The) Co.	230,083
7,015	Reynolds Consumer Products, Inc.	162,538
2,617	Spectrum Brands Holdings, Inc.	166,729
		1,161,687
	Independent Power and Renewable Electricity Producers — 0.2%
11,212	AES (The) Corp.	164,256
3,223	Clearway Energy, Inc., Class C	116,511
		280,767
	Industrial REITs — 0.3%
4,167	Americold Realty Trust, Inc.	51,712
3,264	Innovative Industrial Properties, Inc.	157,717
Shares	Description	Value

	Industrial REITs (Continued)
3,062	Lineage, Inc.	$109,344
1,835	LXP Industrial Trust	90,924
		409,697
	Insurance — 7.1%
1,970	Aflac, Inc.	218,572
2,610	Allstate (The) Corp.	519,364
392	American Financial Group, Inc.	51,066
6,349	American International Group, Inc.	475,413
5,663	Arch Capital Group Ltd. (a)	543,875
445	Assurant, Inc.	105,968
2,982	Assured Guaranty Ltd.	253,023
2,002	Axis Capital Holdings Ltd.	206,566
2,386	Brighthouse Financial, Inc. (a)	152,847
1,392	Chubb Ltd.	430,908
2,661	Cincinnati Financial Corp.	428,128
3,368	CNA Financial Corp.	161,193
2,143	CNO Financial Group, Inc.	90,113
2,108	Employers Holdings, Inc.	91,951
158	Everest Group Ltd.	52,342
7,960	Fidelity National Financial, Inc.	432,944
3,489	First American Financial Corp.	220,435
10,078	Genworth Financial, Inc. (a)	84,051
1,150	Globe Life, Inc.	161,253
5,541	Hamilton Insurance Group Ltd., Class B (a)	153,763
880	Hanover Insurance Group (The), Inc.	153,243
3,153	Hartford Insurance Group (The), Inc.	425,844
1,339	Horace Mann Educators Corp.	60,001
6,610	Kemper Corp.	260,500
6,018	Lincoln National Corp.	250,409
4,126	Loews Corp.	435,582
202	Markel Group, Inc. (a)	412,209
1,709	Mercury General Corp.	149,691
1,340	MetLife, Inc.	105,699
2,348	Old Republic International Corp.	91,971
2,463	Principal Financial Group, Inc.	233,295
1,925	Prudential Financial, Inc.	213,887
527	Reinsurance Group of America, Inc.	106,849
953	RenaissanceRe Holdings Ltd.	268,460
838	RLI Corp.	48,964
1,168	Safety Insurance Group, Inc.	91,922
1,281	Selective Insurance Group, Inc.	107,706
880	Stewart Information Services Corp.	59,338
1,498	Travelers (The) Cos., Inc.	426,196
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
1,383	Unum Group	$105,067
3,098	W.R. Berkley Corp.	212,461
		9,053,069
	Interactive Media & Services — 0.2%
776	IAC, Inc. (a)	28,673
2,083	TripAdvisor, Inc. (a)	27,683
4,398	Ziff Davis, Inc. (a)	168,092
		224,448
	IT Services — 0.8%
810	Accenture PLC, Class A	213,549
1,228	Akamai Technologies, Inc. (a)	119,300
2,567	ASGN, Inc. (a)	133,715
3,823	Cognizant Technology Solutions Corp., Class A	313,716
10,552	DXC Technology Co. (a)	152,265
262	EPAM Systems, Inc. (a)	54,653
		987,198
	Leisure Products — 0.2%
8,104	Mattel, Inc. (a)	169,292
687	YETI Holdings, Inc. (a)	31,403
		200,695
	Life Sciences Tools & Services — 0.1%
777	Agilent Technologies, Inc.	104,002
554	Revvity, Inc.	60,275
		164,277
	Machinery — 2.1%
1,027	AGCO Corp.	116,472
1,642	Allison Transmission Holdings, Inc.	178,485
2,782	Dover Corp.	560,545
561	Franklin Electric Co., Inc.	55,887
3,307	Greenbrier (The) Cos., Inc.	166,739
567	Helios Technologies, Inc.	36,730
7,140	Hillman Solutions Corp. (a)	66,902
3,203	Kennametal, Inc.	110,151
525	Lindsay Corp.	65,767
934	Mueller Industries, Inc.	127,155
1,706	Oshkosh Corp.	245,357
966	PACCAR, Inc.	118,731
921	Snap-on, Inc.	337,187
1,443	Stanley Black & Decker, Inc.	113,506
839	Tennant Co.	63,840
1,158	Terex Corp.	66,006
1,911	Timken (The) Co.	178,086
681	Toro (The) Co.	62,312
588	Worthington Enterprises, Inc.	32,675
		2,702,533
Shares	Description	Value

	Marine Transportation — 0.2%
1,251	Matson, Inc.	$200,535
	Media — 1.3%
2,082	Charter Communications, Inc., Class A (a)	429,142
5,947	Fox Corp., Class A	432,823
2,971	John Wiley & Sons, Inc., Class A	92,784
4,049	News Corp., Class A	109,445
1,056	Nexstar Media Group, Inc.	224,273
13,401	Sirius XM Holdings, Inc.	272,710
12,646	Stagwell, Inc. (a)	76,002
		1,637,179
	Metals & Mining — 1.3%
5,042	Alcoa Corp.	286,436
538	Kaiser Aluminum Corp.	65,970
2,664	Nucor Corp.	473,446
1,098	Reliance, Inc.	361,791
1,873	Steel Dynamics, Inc.	336,335
3,572	Worthington Steel, Inc.	143,701
		1,667,679
	Mortgage REITs — 0.8%
4,999	AGNC Investment Corp. (b)	56,989
7,190	Annaly Capital Management, Inc.	165,442
12,776	Apollo Commercial Real Estate Finance, Inc.	138,108
19,922	Arbor Realty Trust, Inc. (b)	153,399
4,975	Chimera Investment Corp.	61,441
8,281	Ladder Capital Corp.	90,843
24,583	Rithm Capital Corp.	268,938
2,976	Starwood Property Trust, Inc.	53,360
		988,520
	Multi-Utilities — 2.6%
4,351	Ameren Corp.	449,371
3,209	Avista Corp.	132,500
3,088	Black Hills Corp.	225,362
5,667	CenterPoint Energy, Inc.	224,923
4,538	CMS Energy Corp.	324,422
4,375	Consolidated Edison, Inc.	466,506
5,416	Dominion Energy, Inc.	325,881
2,460	DTE Energy Co.	330,575
7,599	NiSource, Inc.	336,560
2,461	Sempra	214,131
2,060	WEC Energy Group, Inc.	227,980
		3,258,211
	Office REITs — 0.7%
8,315	Cousins Properties, Inc.	209,871
11,253	Douglas Emmett, Inc.	118,832
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
5,836	Easterly Government Properties, Inc.	$136,504
4,790	Highwoods Properties, Inc.	123,821
7,170	Kilroy Realty Corp.	247,221
		836,249
	Oil, Gas & Consumable Fuels — 10.4%
6,221	Antero Resources Corp. (a)	226,258
10,955	APA Corp.	289,322
1,117	BKV Corp. (a)	33,231
5,993	California Resources Corp.	320,626
2,235	Cheniere Energy, Inc.	472,747
3,564	Chevron Corp.	630,472
2,891	Chord Energy Corp.	289,794
7,287	CNX Resources Corp. (a)	282,736
5,802	ConocoPhillips	604,742
1,211	Core Natural Resources, Inc.	115,505
20,637	Coterra Energy, Inc.	595,377
18,426	Crescent Energy Co., Class A	180,022
3,577	CVR Energy, Inc. (a)	81,341
14,828	Devon Energy Corp.	596,234
3,613	Diamondback Energy, Inc.	592,351
6,351	Dorian LPG Ltd.	187,545
5,172	EOG Resources, Inc.	579,936
10,134	EQT Corp.	585,036
4,922	Expand Energy Corp.	553,282
4,513	Exxon Mobil Corp.	638,138
5,815	HF Sinclair Corp.	302,322
3,184	International Seaways, Inc.	189,926
11,543	Kinder Morgan, Inc.	351,946
136,295	Kosmos Energy Ltd. (a)	215,346
12,241	Magnolia Oil & Gas Corp., Class A	312,268
1,951	Marathon Petroleum Corp.	343,747
6,314	Matador Resources Co.	285,645
4,947	Murphy Oil Corp.	148,855
7,200	Northern Oil & Gas, Inc.	180,000
13,209	Occidental Petroleum Corp.	599,557
5,912	ONEOK, Inc.	468,171
6,837	Ovintiv, Inc.	297,204
4,399	Par Pacific Holdings, Inc. (a)	166,018
1,119	PBF Energy, Inc., Class A	37,442
2,082	Peabody Energy Corp.	73,411
19,099	Permian Resources Corp., Class A	308,067
1,684	Phillips 66	241,755
6,080	Range Resources Corp.	230,128
8,267	SM Energy Co.	160,959
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
11,223	Talos Energy, Inc. (a)	$133,778
1,335	Valero Energy Corp.	242,209
		13,143,449
	Paper & Forest Products — 0.2%
1,327	Louisiana-Pacific Corp.	111,123
2,569	Sylvamo Corp.	125,727
		236,850
	Passenger Airlines — 0.9%
7,826	Delta Air Lines, Inc.	515,655
20,001	JetBlue Airways Corp. (a)	97,405
2,559	Southwest Airlines Co.	121,604
3,886	United Airlines Holdings, Inc. (a)	397,615
		1,132,279
	Personal Care Products — 0.4%
87,000	Coty, Inc., Class A (a)	275,790
7,254	Edgewell Personal Care Co.	141,163
6,132	Kenvue, Inc.	106,697
		523,650
	Pharmaceuticals — 1.8%
4,618	Amphastar Pharmaceuticals, Inc. (a)	122,331
5,883	Bristol-Myers Squibb Co.	323,859
2,432	Harmony Biosciences Holdings, Inc. (a)	88,817
6,187	Innoviva, Inc. (a)	123,740
1,050	Johnson & Johnson	238,612
4,128	Merck & Co., Inc.	455,195
17,249	Organon & Co.	147,306
15,400	Perrigo Co. PLC	218,834
21,814	Pfizer, Inc.	576,762
		2,295,456
	Professional Services — 1.7%
1,848	Amentum Holdings, Inc. (a)	66,121
1,271	Booz Allen Hamilton Holding Corp.	112,382
101	CACI International, Inc., Class A (a)	62,679
3,718	Concentrix Corp. (b)	138,867
314	FTI Consulting, Inc. (a)	54,846
2,291	Genpact Ltd.	101,033
1,067	ICF International, Inc.	99,498
3,999	KBR, Inc.	171,197
3,247	Korn Ferry	225,569
1,759	Leidos Holdings, Inc.	331,185
1,020	ManpowerGroup, Inc.	37,057
1,863	Maximus, Inc.	175,942
5,920	Robert Half, Inc.	204,891
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
2,130	Science Applications International Corp.	$216,749
1,210	SS&C Technologies Holdings, Inc.	99,087
513	TriNet Group, Inc.	31,416
		2,128,519
	Real Estate Management & Development — 0.3%
6,277	Forestar Group, Inc. (a)	163,327
2,016	Howard Hughes Holdings, Inc. (a)	164,627
3,137	Kennedy-Wilson Holdings, Inc.	30,899
1,749	Newmark Group, Inc., Class A	31,185
		390,038
	Residential REITs — 0.7%
1,750	AvalonBay Communities, Inc.	310,923
6,893	Equity Residential	429,572
761	Mid-America Apartment Communities, Inc.	102,202
		842,697
	Semiconductors & Semiconductor Equipment — 1.1%
2,715	Amkor Technology, Inc.	131,216
770	Axcelis Technologies, Inc. (a)	67,814
1,357	Cirrus Logic, Inc. (a)	176,871
1,844	Diodes, Inc. (a)	109,146
1,672	Enphase Energy, Inc. (a)	61,831
761	Micron Technology, Inc.	315,724
487	NXP Semiconductors N.V.	110,130
3,865	Photronics, Inc. (a)	133,613
634	Qorvo, Inc. (a)	49,522
3,381	Skyworks Solutions, Inc.	188,524
1,061	Veeco Instruments, Inc. (a)	33,135
		1,377,526
	Software — 0.4%
2,974	NCR Voyix Corp. (a)	29,502
5,036	Zoom Communications, Inc. (a)	463,816
		493,318
	Specialized REITs — 0.3%
408	Public Storage	112,685
7,140	Rayonier, Inc.	162,364
11,292	Safehold, Inc.	159,330
		434,379
	Specialty Retail — 2.9%
1,703	Abercrombie & Fitch Co., Class A (a)	166,264
Shares	Description	Value

	Specialty Retail (Continued)
2,475	Academy Sports & Outdoors, Inc.	$136,150
772	Advance Auto Parts, Inc. (b)	37,064
2,345	American Eagle Outfitters, Inc.	54,662
1,152	Asbury Automotive Group, Inc. (a)	270,155
779	AutoNation, Inc. (a)	159,679
10,676	Bath & Body Works, Inc.	232,737
801	Best Buy Co., Inc.	52,145
1,224	Buckle (The), Inc.	57,895
6,935	CarMax, Inc. (a)	308,885
541	Dick’s Sporting Goods, Inc.	109,282
880	Floor & Decor Holdings, Inc., Class A (a)	58,045
5,338	GameStop Corp., Class A (a)	127,471
8,374	Gap (The), Inc.	234,304
409	Group 1 Automotive, Inc.	144,892
806	Lithia Motors, Inc.	260,693
439	Lowe’s Cos., Inc.	117,239
266	Murphy USA, Inc.	112,388
1,354	Penske Automotive Group, Inc.	212,294
8,673	Sally Beauty Holdings, Inc. (a)	132,003
366	Signet Jewelers Ltd.	33,771
1,000	Sonic Automotive, Inc., Class A	59,960
2,115	Tractor Supply Co.	107,611
175	Ulta Beauty, Inc. (a)	113,288
7,043	Upbound Group, Inc.	133,113
560	Victoria’s Secret & Co. (a)	30,526
1,217	Williams-Sonoma, Inc.	249,059
		3,711,575
	Technology Hardware, Storage & Peripherals — 1.0%
1,726	Dell Technologies, Inc., Class C	197,523
9,045	Hewlett Packard Enterprise Co.	194,648
14,242	HP, Inc.	276,865
988	NetApp, Inc.	95,194
1,842	Western Digital Corp.	460,924
		1,225,154
	Textiles, Apparel & Luxury Goods — 0.7%
1,122	Columbia Sportswear Co.	62,024
3,061	Deckers Outdoor Corp. (a)	365,300
5,338	G-III Apparel Group Ltd.	156,670
1,012	Kontoor Brands, Inc.	60,447
2,982	Levi Strauss & Co., Class A	59,282
2,307	PVH Corp.	143,865
1,671	Wolverine World Wide, Inc.	29,610
		877,198
	Tobacco — 0.1%
2,931	Universal Corp.	165,865
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.8%
1,680	Boise Cascade Co.	$135,761
2,289	DNOW, Inc. (a)	34,770
475	Ferguson Enterprises, Inc.	119,919
2,116	Global Industrial Co.	64,665
722	Herc Holdings, Inc.	103,491
637	MSC Industrial Direct Co., Inc., Class A	53,725
3,974	Rush Enterprises, Inc., Class A	255,091
314	Watsco, Inc.	121,345
219	WESCO International, Inc.	63,385
		952,152
	Water Utilities — 0.3%
1,665	American Water Works Co., Inc.	215,001
4,191	Essential Utilities, Inc.	162,569
		377,570
	Wireless Telecommunication Services — 0.3%
4,817	Array Digital Infrastructure, Inc.	232,131
3,921	Telephone and Data Systems, Inc.	176,955
		409,086
	Total Common Stocks	126,780,495
	(Cost $115,175,084)
MONEY MARKET FUNDS — 0.2%
270,049	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	270,049
	(Cost $270,049)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$836,868	Citigroup, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $837,123. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 02/15/28. The value of the collateral including accrued interest is $853,606. (d)	836,868
	(Cost $836,868)

	Total Investments — 100.8%	127,887,412
	(Cost $116,282,001)
	Net Other Assets and Liabilities — (0.8)%	(1,061,757)
	Net Assets — 100.0%	$126,825,655

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $778,562 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $836,868.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$126,780,495	$126,780,495	$—	$—
Money Market Funds	270,049	270,049	—	—
Repurchase Agreements	836,868	—	836,868	—
Total Investments	$127,887,412	$127,050,544	$836,868	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$778,562
Non-cash Collateral(2)	(778,562)
Net Amount	$—
See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$836,868
Non-cash Collateral(4)	(836,868)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 4.6%
9,381	Astronics Corp. (a)	$710,611
7,687	ATI, Inc. (a)	924,746
4,811	Boeing (The) Co. (a)	1,124,427
4,082	BWX Technologies, Inc.	838,565
12,460	Cadre Holdings, Inc.	498,525
2,242	Carpenter Technology Corp.	712,575
2,595	Curtiss-Wright Corp.	1,704,111
3,391	General Electric Co.	1,040,325
3,228	HEICO Corp.	1,068,177
6,976	Howmet Aerospace, Inc.	1,451,566
12,543	Intuitive Machines, Inc. (a) (b)	238,192
4,649	Kratos Defense & Security Solutions, Inc. (a)	478,893
5,176	Leonardo DRS, Inc.	212,527
4,104	Mercury Systems, Inc. (a)	385,284
25,632	Rocket Lab Corp. (a)	2,052,354
9,750	RTX Corp.	1,959,067
24,606	StandardAero, Inc. (a)	760,079
261	TransDigm Group, Inc.	372,588
2,356	VSE Corp.	514,951
5,916	Woodward, Inc.	1,880,341
		18,927,904
	Automobile Components — 0.4%
21,419	Dana, Inc.	619,009
2,863	Dorman Products, Inc. (a)	355,585
29,198	Garrett Motion, Inc.	526,732
		1,501,326
	Automobiles — 0.5%
90,719	Rivian Automotive, Inc., Class A (a)	1,338,105
1,589	Tesla, Inc. (a)	683,922
		2,022,027
	Banks — 2.2%
26,381	Banc of California, Inc.	527,092
6,030	Bancorp (The), Inc. (a)	358,423
2,459	Bank First Corp.	343,129
1,708	City Holding Co.	210,238
2,613	Coastal Financial Corp. (a)	250,273
3,543	Community Financial System, Inc.	221,437
2,787	Cullen/Frost Bankers, Inc.	384,104
4,709	East West Bancorp, Inc.	538,898
668	First Citizens BancShares, Inc., Class A	1,382,473
4,441	JPMorgan Chase & Co.	1,358,457
1,678	Nicolet Bankshares, Inc.	244,954
23,723	Old National Bancorp	579,553
655	Park National Corp.	106,726
4,219	Pathward Financial, Inc.	380,934
Shares	Description	Value

	Banks (Continued)
3,697	Pinnacle Financial Partners, Inc.	$351,548
1,449	Republic Bancorp, Inc., Class A	105,212
9,536	Seacoast Banking Corp. of Florida	318,884
1,536	Stock Yards Bancorp, Inc.	103,972
15,348	Wells Fargo & Co.	1,388,841
		9,155,148
	Beverages — 0.9%
11,571	Celsius Holdings, Inc. (a)	607,246
10,231	Coca-Cola (The) Co.	765,381
18,658	Monster Beverage Corp. (a)	1,506,820
10,790	Primo Brands Corp.	204,363
9,601	Vita Coco (The) Co., Inc. (a)	512,213
		3,596,023
	Biotechnology — 7.2%
33,026	ACADIA Pharmaceuticals, Inc. (a)	829,943
38,691	ADMA Biologics, Inc. (a)	669,354
2,628	Alnylam Pharmaceuticals, Inc. (a)	888,422
5,461	Amgen, Inc.	1,867,007
16,208	Apellis Pharmaceuticals, Inc. (a)	365,977
17,526	Arcutis Biotherapeutics, Inc. (a)	444,635
87,292	Ardelyx, Inc. (a)	671,275
7,664	Arrowhead Pharmaceuticals, Inc. (a)	531,345
25,717	ARS Pharmaceuticals, Inc. (a) (b)	256,913
7,344	Beam Therapeutics, Inc. (a)	202,841
52,196	BioCryst Pharmaceuticals, Inc. (a)	343,450
8,907	BioMarin Pharmaceutical, Inc. (a)	503,602
11,531	Bridgebio Pharma, Inc. (a)	891,000
17,444	Catalyst Pharmaceuticals, Inc. (a)	423,889
3,677	Celldex Therapeutics, Inc. (a)	90,454
9,805	CG Oncology, Inc. (a)	510,350
13,882	Cytokinetics, Inc. (a)	877,203
16,102	Exelixis, Inc. (a)	665,979
11,655	Gilead Sciences, Inc.	1,654,427
5,945	GRAIL, Inc. (a)	581,540
10,486	Halozyme Therapeutics, Inc. (a)	751,951
8,220	Insmed, Inc. (a)	1,289,471
11,152	Ionis Pharmaceuticals, Inc. (a)	921,936
3,578	Krystal Biotech, Inc. (a)	999,121
5,233	Kymera Therapeutics, Inc. (a)	380,387
1,515	Madrigal Pharmaceuticals, Inc. (a)	741,305
52,837	MannKind Corp. (a)	305,398
30,070	MiMedx Group, Inc. (a)	153,658
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
6,442	Mirum Pharmaceuticals, Inc. (a)	$664,943
7,805	Natera, Inc. (a)	1,804,048
4,977	Neurocrine Biosciences, Inc. (a)	677,171
14,507	Newamsterdam Pharma Co. N.V. (a)	451,458
1,726	Praxis Precision Medicines, Inc. (a)	541,964
4,661	Protagonist Therapeutics, Inc. (a)	381,270
11,613	PTC Therapeutics, Inc. (a)	877,130
6,646	Revolution Medicines, Inc. (a)	644,330
8,241	Rhythm Pharmaceuticals, Inc. (a)	844,867
24,391	Roivant Sciences Ltd. (a)	527,333
9,146	Spyre Therapeutics, Inc. (a)	292,489
5,919	TG Therapeutics, Inc. (a)	174,196
13,320	Travere Therapeutics, Inc. (a)	414,119
6,418	Twist Bioscience Corp. (a)	263,587
9,670	Veracyte, Inc. (a)	368,234
2,774	Vericel Corp. (a)	99,808
2,304	Vertex Pharmaceuticals, Inc. (a)	1,082,650
16,354	Viridian Therapeutics, Inc. (a)	539,682
		29,462,112
	Broadline Retail — 1.1%
6,196	Amazon.com, Inc. (a)	1,482,703
30,320	Coupang, Inc. (a)	611,251
16,423	eBay, Inc.	1,498,106
9,547	Etsy, Inc. (a)	505,609
5,672	Groupon, Inc. (a)	80,259
1,610	Ollie’s Bargain Outlet Holdings, Inc. (a)	177,599
		4,355,527
	Building Products — 1.7%
6,561	Allegion PLC	1,085,124
3,692	Armstrong World Industries, Inc.	678,368
2,795	AZZ, Inc.	347,390
1,804	CSW Industrials, Inc.	487,044
7,188	Griffon Corp.	585,463
11,946	Johnson Controls International PLC	1,424,680
25,119	Resideo Technologies, Inc. (a)	860,577
1,836	Trane Technologies PLC	772,185
11,384	Zurn Elkay Water Solutions Corp.	524,916
		6,765,747
	Capital Markets — 5.9%
10,828	Acadian Asset Management, Inc.	600,088
4,424	Ares Management Corp., Class A	662,140
4,997	Artisan Partners Asset Management, Inc., Class A	222,466
33,550	BGC Group, Inc., Class A	305,640
Shares	Description	Value

	Capital Markets (Continued)
2,259	Blackstone, Inc.	$321,727
5,698	Cboe Global Markets, Inc.	1,510,312
10,454	Charles Schwab (The) Corp.	1,086,380
1,275	CME Group, Inc.	368,551
2,593	Evercore, Inc., Class A	916,029
2,036	Goldman Sachs Group (The), Inc.	1,904,495
26,003	Golub Capital BDC, Inc.	348,180
1,314	Hamilton Lane, Inc., Class A	185,589
2,025	Houlihan Lokey, Inc.	340,848
22,244	Interactive Brokers Group, Inc., Class A	1,665,631
2,150	Intercontinental Exchange, Inc.	373,627
5,006	LPL Financial Holdings, Inc.	1,824,687
2,923	Main Street Capital Corp. (b)	186,487
10,268	Moelis & Co., Class A	735,908
1,401	Moody’s Corp.	722,300
10,073	Morgan Stanley	1,841,344
606	MSCI, Inc.	369,187
14,729	Nasdaq, Inc.	1,427,093
10,474	Northern Trust Corp.	1,565,130
3,167	PJT Partners, Inc., Class A	547,986
9,235	Robinhood Markets, Inc., Class A (a)	918,698
1,369	S&P Global, Inc.	722,545
4,302	SEI Investments Co.	377,931
10,996	StepStone Group, Inc., Class A	777,307
5,528	TPG, Inc.	325,654
15,884	Virtu Financial, Inc., Class A	659,345
24,578	WisdomTree, Inc.	398,164
		24,211,469
	Chemicals — 1.0%
2,301	Balchem Corp.	391,561
8,471	Chemours (The) Co.	126,980
2,726	Ecolab, Inc.	768,705
1,432	Hawkins, Inc.	186,518
6,878	Ingevity Corp. (a)	452,504
512	NewMarket Corp.	343,444
18,485	Perimeter Solutions, Inc. (a)	483,383
3,488	Scotts Miracle-Gro (The) Co.	223,999
5,634	Sensient Technologies Corp.	532,526
1,075	Sherwin-Williams (The) Co.	381,238
		3,890,858
	Commercial Services & Supplies — 1.5%
5,195	Brady Corp., Class A	449,212
5,403	Casella Waste Systems, Inc., Class A (a)	545,055
6,115	Cimpress PLC (a)	483,635
2,257	Clean Harbors, Inc. (a)	586,617
10,651	CoreCivic, Inc. (a)	197,363
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
1,100	MSA Safety, Inc.	$194,865
17,090	OPENLANE, Inc. (a)	513,383
28,342	Pitney Bowes, Inc.	295,607
1,644	Republic Services, Inc.	353,608
17,404	Rollins, Inc.	1,102,369
6,511	Waste Management, Inc.	1,447,005
		6,168,719
	Communications Equipment — 1.5%
11,678	Applied Optoelectronics, Inc. (a) (b)	509,278
7,973	Arista Networks, Inc. (a)	1,130,093
6,666	Calix, Inc. (a)	297,770
3,772	Ciena Corp. (a)	949,827
18,571	Cisco Systems, Inc.	1,454,481
9,405	Digi International, Inc. (a)	405,073
5,996	Extreme Networks, Inc. (a)	87,422
2,394	Lumentum Holdings, Inc. (a)	938,065
28,071	Vistance Networks, Inc. (a)	505,278
		6,277,287
	Construction & Engineering — 4.5%
46,736	API Group Corp. (a)	1,942,816
1,624	Argan, Inc.	563,707
16,124	Centuri Holdings, Inc. (a)	445,022
1,915	Comfort Systems USA, Inc.	2,187,121
6,502	Construction Partners, Inc., Class A (a)	714,440
2,610	Dycom Industries, Inc. (a)	951,058
2,924	EMCOR Group, Inc.	2,107,415
10,309	Everus Construction Group, Inc. (a)	912,243
7,647	Granite Construction, Inc.	923,299
2,267	IES Holdings, Inc. (a)	862,117
1,282	Limbach Holdings, Inc. (a)	110,226
8,227	MasTec, Inc. (a)	1,978,429
1,863	MYR Group, Inc. (a)	465,825
7,106	Primoris Services Corp.	1,053,464
4,235	Quanta Services, Inc.	2,010,058
1,728	Sterling Infrastructure, Inc. (a)	618,468
7,594	Tutor Perini Corp.	599,091
		18,444,799
	Construction Materials — 0.5%
1,677	Martin Marietta Materials, Inc.	1,093,320
1,701	United States Lime & Minerals, Inc.	205,021
2,507	Vulcan Materials Co.	753,454
		2,051,795
Shares	Description	Value

	Consumer Finance — 1.4%
4,834	American Express Co.	$1,702,390
1,193	Credit Acceptance Corp. (a)	594,400
1,840	Dave, Inc. (a)	301,190
3,237	Enova International, Inc. (a)	534,655
4,427	FirstCash Holdings, Inc.	754,804
13,039	SLM Corp.	354,009
54,640	SoFi Technologies, Inc. (a)	1,246,338
4,033	Upstart Holdings, Inc. (a)	158,295
		5,646,081
	Consumer Staples Distribution & Retail — 0.8%
6,531	Chefs’ Warehouse (The), Inc. (a)	410,800
829	Costco Wholesale Corp.	779,467
11,767	Maplebear, Inc. (a)	437,262
4,370	Sprouts Farmers Market, Inc. (a)	309,877
12,840	Walmart, Inc.	1,529,757
		3,467,163
	Diversified Consumer Services — 0.7%
1,706	Adtalem Global Education, Inc. (a)	176,656
1,738	Bright Horizons Family Solutions, Inc. (a)	160,991
6,740	Driven Brands Holdings, Inc. (a)	104,807
9,174	Frontdoor, Inc. (a)	542,275
1,062	Grand Canyon Education, Inc. (a)	184,618
12,093	Laureate Education, Inc. (a)	414,790
14,446	OneSpaWorld Holdings Ltd.	283,864
10,213	Perdoceo Education Corp.	327,123
4,524	Service Corp. International	363,865
7,791	Universal Technical Institute, Inc. (a)	216,824
		2,775,813
	Diversified REITs — 0.2%
11,719	Broadstone Net Lease, Inc.	216,919
5,947	Essential Properties Realty Trust, Inc.	180,551
34,836	Global Net Lease, Inc.	329,549
2,742	WP Carey, Inc.	191,254
		918,273
	Diversified Telecommunication Services — 0.9%
12,146	AST SpaceMobile, Inc. (a)	1,350,757
8,337	Globalstar, Inc. (a)	513,726
3,975	IDT Corp., Class B	193,304
5,745	Iridium Communications, Inc.	114,440
40,161	Liberty Latin America Ltd., Class C (a)	312,453
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
113,530	Lumen Technologies, Inc. (a)	$1,001,335
29,041	Uniti Group, Inc. (a)	241,621
		3,727,636
	Electric Utilities — 0.4%
5,061	Constellation Energy Corp.	1,420,521
2,788	IDACORP, Inc.	370,219
		1,790,740
	Electrical Equipment — 3.5%
3,470	American Superconductor Corp. (a)	103,822
5,089	AMETEK, Inc.	1,139,834
10,152	Bloom Energy Corp., Class A (a)	1,536,708
1,092	Eaton Corp. PLC	383,751
5,389	Emerson Electric Co.	791,967
44,408	Eos Energy Enterprises, Inc. (a)	650,133
2,736	GE Vernova, Inc.	1,987,348
2,352	Hubbell, Inc.	1,147,635
10,128	Nextpower, Inc., Class A (a)	1,185,888
50,694	Plug Power, Inc. (a)	107,218
1,277	Powell Industries, Inc.	566,464
5,243	Power Solutions International, Inc. (a)	375,713
3,677	Rockwell Automation, Inc.	1,550,407
11,036	Vertiv Holdings Co., Class A	2,054,683
4,644	Vicor Corp. (a)	732,220
		14,313,791
	Electronic Equipment, Instruments & Components — 2.0%
15,329	Aeva Technologies, Inc. (a)	195,751
13,231	Amphenol Corp., Class A	1,906,322
3,000	Bel Fuse, Inc., Class B	603,570
9,689	Coherent Corp. (a)	2,055,812
56,861	Evolv Technologies Holdings, Inc. (a)	351,970
15,065	Mirion Technologies, Inc. (a)	374,215
4,883	Napco Security Technologies, Inc.	180,134
13,568	nLight, Inc. (a)	618,836
2,074	OSI Systems, Inc. (a)	518,790
4,614	Ouster, Inc. (a)	96,110
12,785	TTM Technologies, Inc. (a)	1,255,487
		8,156,997
	Energy Equipment & Services — 0.5%
27,120	Archrock, Inc.	802,481
4,456	Cactus, Inc., Class A	250,561
Shares	Description	Value

	Energy Equipment & Services (Continued)
8,009	Kodiak Gas Services, Inc.	$336,458
11,071	Solaris Energy Infrastructure, Inc.	611,008
		2,000,508
	Entertainment — 1.6%
2,532	Atlanta Braves Holdings, Inc., Class C (a)	101,103
4,298	Cinemark Holdings, Inc.	101,776
5,111	Electronic Arts, Inc.	1,042,235
3,534	Liberty Media Corp.-Liberty Formula One, Class C (a)	307,529
5,018	Live Nation Entertainment, Inc. (a)	729,868
7,554	Madison Square Garden Entertainment Corp. (a)	467,366
1,365	Madison Square Garden Sports Corp. (a)	387,046
4,298	ROBLOX Corp., Class A (a)	282,636
8,131	Roku, Inc. (a)	774,071
4,079	Take-Two Interactive Software, Inc. (a)	898,604
3,377	TKO Group Holdings, Inc.	684,113
6,286	Walt Disney (The) Co.	709,061
		6,485,408
	Financial Services — 1.9%
9,609	Affirm Holdings, Inc. (a)	579,423
4,941	Apollo Global Management, Inc.	664,762
6,350	Cannae Holdings, Inc.	91,504
2,375	Corpay, Inc. (a)	747,246
3,433	EVERTEC, Inc.	103,024
2,318	Federal Agricultural Mortgage Corp., Class C	392,437
21,158	Flywire Corp. (a)	266,591
6,476	HA Sustainable Infrastructure Capital, Inc.	222,839
2,900	Jack Henry & Associates, Inc.	519,709
63,071	Marqeta, Inc., Class A (a)	260,483
1,254	Mastercard, Inc., Class A	675,643
9,485	Paymentus Holdings, Inc., Class A (a)	253,534
17,771	Payoneer Global, Inc. (a)	113,557
7,237	Remitly Global, Inc. (a)	95,673
5,558	Sezzle, Inc. (a)	351,488
2,801	Shift4 Payments, Inc., Class A (a) (b)	165,371
29,417	Toast, Inc., Class A (a)	915,163
2,041	Visa, Inc., Class A	656,855
3,551	WEX, Inc. (a)	546,499
		7,621,801
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products — 0.2%
3,341	Freshpet, Inc. (a)	$232,868
2,147	Marzetti (The) Company	368,361
5,556	Tootsie Roll Industries, Inc.	210,461
3,127	Vital Farms, Inc. (a)	88,963
		900,653
	Gas Utilities — 0.1%
2,401	Chesapeake Utilities Corp.	308,961
	Ground Transportation — 0.5%
1,375	Avis Budget Group, Inc. (a) (b)	158,111
19,427	Hertz Global Holdings, Inc. (a) (b)	95,193
45,540	Lyft, Inc., Class A (a)	768,260
12,785	Uber Technologies, Inc. (a)	1,023,439
		2,045,003
	Health Care Equipment & Supplies — 3.3%
2,780	Abbott Laboratories	303,854
24,189	Alphatec Holdings, Inc. (a)	358,723
8,926	Artivion, Inc. (a)	363,913
10,291	AtriCure, Inc. (a)	380,047
7,501	Boston Scientific Corp. (a)	701,569
5,246	Dexcom, Inc. (a)	383,168
8,389	Edwards Lifesciences Corp. (a)	682,529
4,689	Glaukos Corp. (a)	559,773
10,103	Globus Medical, Inc., Class A (a)	916,140
5,081	Haemonetics Corp. (a)	338,699
2,114	IDEXX Laboratories, Inc. (a)	1,417,352
3,826	Inspire Medical Systems, Inc. (a)	289,934
2,515	Insulet Corp. (a)	643,362
1,845	Intuitive Surgical, Inc. (a)	930,286
3,977	iRhythm Holdings, Inc. (a)	614,486
5,302	Lantheus Holdings, Inc. (a)	354,810
1,231	LeMaitre Vascular, Inc.	104,598
4,004	Merit Medical Systems, Inc. (a)	324,684
7,724	Novocure Ltd. (a)	95,778
2,269	Penumbra, Inc. (a)	812,688
4,120	STERIS PLC	1,081,912
990	Stryker Corp.	365,864
18,523	Tandem Diabetes Care, Inc. (a)	368,423
5,800	TransMedics Group, Inc. (a)	777,055
1,351	UFP Technologies, Inc. (a)	339,290
		13,508,937
	Health Care Providers & Services — 2.0%
1,896	Addus HomeCare Corp. (a)	196,198
25,769	Alignment Healthcare, Inc. (a)	580,576
13,588	BrightSpring Health Services, Inc. (a)	533,601
Shares	Description	Value

	Health Care Providers & Services (Continued)
47,167	Brookdale Senior Living, Inc. (a)	$707,505
10,344	Concentra Group Holdings Parent, Inc.	229,430
3,105	DaVita, Inc. (a)	339,501
3,325	Encompass Health Corp.	314,312
5,063	Ensign Group (The), Inc.	869,115
3,913	GeneDx Holdings Corp. (a)	376,665
8,636	Guardant Health, Inc. (a)	984,849
1,925	HealthEquity, Inc. (a)	164,915
32,173	Hims & Hers Health, Inc. (a)	871,567
57,831	LifeStance Health Group, Inc. (a)	408,865
17,170	Privia Health Group, Inc. (a)	398,687
19,816	Progyny, Inc. (a)	473,008
7,417	RadNet, Inc. (a)	519,932
3,836	U.S. Physical Therapy, Inc.	321,725
		8,290,451
	Health Care REITs — 1.3%
14,996	American Healthcare REIT, Inc.	703,463
19,515	CareTrust REIT, Inc.	728,690
10,407	Healthcare Realty Trust, Inc.	174,734
2,904	LTC Properties, Inc.	105,909
1,309	National Health Investors, Inc.	107,495
7,957	Omega Healthcare Investors, Inc.	349,153
18,629	Sabra Health Care REIT, Inc.	348,921
4,283	Sila Realty Trust, Inc.	104,291
13,502	Ventas, Inc.	1,048,700
7,706	Welltower, Inc.	1,451,502
		5,122,858
	Health Care Technology — 0.0%
11,384	Schrodinger, Inc. (a)	159,034
	Hotel & Resort REITs — 0.1%
3,729	Ryman Hospitality Properties, Inc.	353,136
	Hotels, Restaurants & Leisure — 5.7%
7,697	Airbnb, Inc., Class A (a)	995,761
195	Booking Holdings, Inc.	975,359
10,348	Boyd Gaming Corp.	874,820
3,687	Brinker International, Inc. (a)	581,514
46,840	Carnival Corp. (a)	1,406,137
3,005	Cava Group, Inc. (a) (b)	182,163
4,032	Cheesecake Factory (The), Inc. (b)	233,695
6,204	Churchill Downs, Inc.	610,225
3,886	Darden Restaurants, Inc.	774,674
1,716	Domino’s Pizza, Inc.	704,126
3,157	DoorDash, Inc., Class A (a)	645,985
10,104	DraftKings, Inc., Class A (a)	277,961
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
8,644	Dutch Bros, Inc., Class A (a)	$470,147
6,312	Expedia Group, Inc.	1,671,670
19,866	First Watch Restaurant Group, Inc. (a)	317,657
1,619	Flutter Entertainment PLC (a)	267,378
26,610	Global Business Travel Group I (a)	182,279
4,981	Hilton Worldwide Holdings, Inc.	1,486,878
4,402	Hyatt Hotels Corp., Class A	688,341
27,472	Las Vegas Sands Corp.	1,448,599
19,911	Life Time Group Holdings, Inc. (a)	580,804
4,611	Marriott International, Inc., Class A	1,453,848
1,139	McDonald’s Corp.	358,785
2,126	Monarch Casino & Resort, Inc.	194,593
15,810	Norwegian Cruise Line Holdings Ltd. (a)	347,188
2,595	Papa John’s International, Inc.	91,266
4,881	Planet Fitness, Inc., Class A (a)	444,366
4,837	Red Rock Resorts, Inc., Class A	305,360
1,247	Royal Caribbean Cruises Ltd.	404,839
15,420	Rush Street Interactive, Inc. (a)	272,471
6,511	Six Flags Entertainment Corp. (a)	117,263
4,134	Starbucks Corp.	380,121
3,188	Texas Roadhouse, Inc.	573,394
12,506	Travel + Leisure Co.	869,667
740	Wingstop, Inc.	196,418
2,336	Wyndham Hotels & Resorts, Inc.	170,037
5,866	Wynn Resorts Ltd.	630,302
6,905	Yum! Brands, Inc.	1,073,728
		23,259,819
	Household Durables — 0.1%
1,716	Garmin Ltd.	346,014
	Household Products — 0.0%
506	WD-40 Co.	117,002
	Independent Power and Renewable Electricity Producers — 0.9%
6,387	Ormat Technologies, Inc.	797,992
4,769	Talen Energy Corp. (a)	1,661,329
6,475	Vistra Corp.	1,025,316
		3,484,637
	Industrial Conglomerates — 0.2%
3,667	Honeywell International, Inc.	834,316
	Industrial REITs — 0.7%
990	EastGroup Properties, Inc.	179,824
Shares	Description	Value

	Industrial REITs (Continued)
9,243	First Industrial Realty Trust, Inc.	$536,371
8,183	Prologis, Inc.	1,068,372
4,556	Rexford Industrial Realty, Inc.	184,655
9,599	STAG Industrial, Inc.	360,059
6,011	Terreno Realty Corp.	369,917
		2,699,198
	Insurance — 1.3%
10,496	Bowhead Specialty Holdings, Inc. (a)	257,782
1,563	HCI Group, Inc.	248,001
450	Kinsale Capital Group, Inc.	178,146
7,150	Lemonade, Inc. (a)	620,120
1,876	Marsh & McLennan Cos., Inc.	353,044
20,847	Oscar Health, Inc., Class A (a)	299,154
3,022	Palomar Holdings, Inc. (a)	373,489
1,366	Primerica, Inc.	359,313
3,140	Progressive (The) Corp.	653,120
4,149	Root, Inc., Class A (a)	257,777
3,418	Ryan Specialty Holdings, Inc.	165,021
23,248	SiriusPoint Ltd. (a)	474,492
7,967	Skyward Specialty Insurance Group, Inc. (a)	355,488
2,674	Trupanion, Inc. (a)	85,541
340	White Mountains Insurance Group Ltd.	695,276
		5,375,764
	Interactive Media & Services — 1.3%
5,714	Alphabet, Inc., Class A	1,931,332
7,811	Cargurus, Inc. (a)	253,076
80,782	fuboTV, Inc., Class A (a)	180,144
10,927	Match Group, Inc.	340,376
1,083	Meta Platforms, Inc., Class A	775,970
6,223	Reddit, Inc., Class A (a)	1,121,820
43,723	Snap, Inc., Class A (a)	303,000
6,700	Yelp, Inc. (a)	183,446
20,015	ZoomInfo Technologies, Inc. (a)	161,121
		5,250,285
	IT Services — 2.0%
12,217	Applied Digital Corp. (a)	413,912
5,298	Cloudflare, Inc., Class A (a)	939,600
10,577	DigitalOcean Holdings, Inc. (a)	584,379
39,993	Fastly, Inc., Class A (a)	369,935
1,380	Gartner, Inc. (a)	289,262
3,527	International Business Machines Corp.	1,081,731
4,261	MongoDB, Inc. (a)	1,582,237
4,026	Okta, Inc. (a)	340,117
4,762	Snowflake, Inc. (a)	917,638
12,572	Twilio, Inc., Class A (a)	1,514,423
		8,033,234
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products — 0.4%
8,840	Acushnet Holdings Corp.	$856,950
8,607	Hasbro, Inc.	768,691
		1,625,641
	Life Sciences Tools & Services — 1.2%
31,339	Adaptive Biotechnologies Corp. (a)	579,772
1,571	Medpace Holdings, Inc. (a)	915,076
1,026	Mettler-Toledo International, Inc. (a)	1,408,944
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e)	0
4,307	Repligen Corp. (a)	643,337
5,976	Tempus AI, Inc. (a)	357,484
2,750	Waters Corp. (a)	1,019,480
		4,924,093
	Machinery — 4.3%
595	Alamo Group, Inc.	116,209
9,804	Atmus Filtration Technologies, Inc.	568,338
6,374	Blue Bird Corp. (a)	320,676
3,122	Caterpillar, Inc.	2,052,278
8,505	CECO Environmental Corp. (a)	573,492
1,913	Crane Co.	349,390
2,611	Enerpac Tool Group Corp.	105,380
1,578	Esab Corp.	191,096
2,708	ESCO Technologies, Inc.	617,884
4,873	Federal Signal Corp.	526,723
12,713	Flowserve Corp.	993,521
8,526	Gorman-Rupp (The) Co.	464,582
2,153	Graco, Inc.	188,021
1,414	Illinois Tool Works, Inc.	369,422
4,067	ITT, Inc.	741,414
5,853	JBT Marel Corp.	920,735
620	Kadant, Inc.	199,045
2,945	Lincoln Electric Holdings, Inc.	781,456
72,704	Microvast Holdings, Inc. (a)	190,484
14,812	Mueller Water Products, Inc., Class A	400,961
3,985	Otis Worldwide Corp.	340,399
1,627	Parker-Hannifin Corp.	1,522,612
1,180	RBC Bearings, Inc. (a)	589,611
3,527	SPX Technologies, Inc. (a)	735,062
1,378	Standex International Corp.	330,720
11,861	Symbotic, Inc. (a)	644,883
3,777	Trinity Industries, Inc.	108,551
1,917	Watts Water Technologies, Inc., Class A	573,777
Shares	Description	Value

	Machinery (Continued)
4,894	Westinghouse Air Brake Technologies Corp.	$1,126,305
5,252	Xylem, Inc.	724,093
		17,367,120
	Marine Transportation — 0.2%
6,406	Kirby Corp. (a)	753,730
	Media — 0.5%
8,729	DoubleVerify Holdings, Inc. (a)	94,448
8,117	EchoStar Corp., Class A (a)	919,006
12,706	New York Times (The) Co., Class A	931,477
		1,944,931
	Metals & Mining — 1.4%
39,580	Coeur Mining, Inc. (a)	809,015
45,968	Hecla Mining Co.	1,035,200
25,478	Ivanhoe Electric, Inc. (a)	435,419
10,477	MP Materials Corp. (a)	615,733
17,907	Newmont Corp.	2,011,852
3,175	Royal Gold, Inc.	836,009
		5,743,228
	Mortgage REITs — 0.3%
11,508	ARMOUR Residential REIT, Inc. (b)	200,239
10,641	Blackstone Mortgage Trust, Inc., Class A	204,839
21,383	Dynex Capital, Inc.	296,796
29,981	Ellington Financial, Inc.	385,256
23,871	PennyMac Mortgage Investment Trust	282,394
		1,369,524
	Multi-Utilities — 0.3%
13,008	Public Service Enterprise Group, Inc.	1,071,339
	Oil, Gas & Consumable Fuels — 1.4%
9,916	Antero Midstream Corp.	186,619
20,490	Calumet, Inc. (a)	459,181
1,455	Centrus Energy Corp., Class A (a) (b)	404,897
30,443	Comstock Resources, Inc. (a)	741,287
4,422	DT Midstream, Inc.	557,260
7,753	Targa Resources Corp.	1,558,198
60,420	Uranium Energy Corp. (a)	1,041,641
11,899	Williams (The) Cos., Inc.	800,327
		5,749,410
	Passenger Airlines — 0.7%
14,029	Alaska Air Group, Inc. (a)	713,094
46,033	American Airlines Group, Inc. (a)	612,239
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines (Continued)
63,607	Frontier Group Holdings, Inc. (a) (b)	$295,136
40,096	Joby Aviation, Inc. (a)	423,815
7,027	SkyWest, Inc. (a)	678,246
		2,722,530
	Personal Care Products — 0.0%
6,601	BellRing Brands, Inc. (a)	164,167
	Pharmaceuticals — 1.7%
40,390	Amneal Pharmaceuticals, Inc. (a)	552,535
5,157	ANI Pharmaceuticals, Inc. (a)	422,100
4,831	Axsome Therapeutics, Inc. (a)	890,112
2,146	Crinetics Pharmaceuticals, Inc. (a)	107,171
1,664	Eli Lilly & Co.	1,725,818
8,310	Harrow, Inc. (a)	340,211
5,189	Jazz Pharmaceuticals PLC (a)	853,539
2,692	Ligand Pharmaceuticals, Inc. (a)	517,133
14,755	Liquidia Corp. (a)	625,464
16,768	Ocular Therapeutix, Inc. (a)	153,260
15,732	Pacira BioSciences, Inc. (a)	323,135
1,619	Prestige Consumer Healthcare, Inc. (a)	104,377
6,216	Tarsus Pharmaceuticals, Inc. (a)	401,181
		7,016,036
	Professional Services — 1.5%
5,623	Barrett Business Services, Inc.	213,674
4,034	CBIZ, Inc. (a)	158,738
2,027	CRA International, Inc.	382,981
6,635	CSG Systems International, Inc.	529,141
12,473	ExlService Holdings, Inc. (a)	488,318
1,437	Exponent, Inc.	103,277
20,619	First Advantage Corp. (a)	278,357
2,943	Huron Consulting Group, Inc. (a)	497,367
3,997	Innodata, Inc. (a) (b)	221,594
30,171	Legalzoom.com, Inc. (a)	268,220
25,808	Planet Labs PBC (a)	644,426
8,340	TransUnion	659,027
8,950	UL Solutions, Inc., Class A	628,558
20,541	Upwork, Inc. (a)	411,436
7,873	Verra Mobility Corp. (a)	151,949
4,909	Willdan Group, Inc. (a)	619,516
		6,256,579
	Real Estate Management & Development — 0.2%
6,858	St. Joe (The) Co.	453,931
5,104	Zillow Group, Inc., Class C (a)	321,705
		775,636
Shares	Description	Value

	Residential REITs — 0.1%
5,496	American Homes 4 Rent, Class A	$172,135
6,276	UMH Properties, Inc.	98,094
6,711	Veris Residential, Inc.	101,940
		372,169
	Retail REITs — 0.8%
4,861	Acadia Realty Trust	97,269
2,449	Agree Realty Corp.	176,891
457	Alexander’s, Inc.	111,919
6,728	Brixmor Property Group, Inc.	180,243
12,907	Curbline Properties Corp.	312,995
1,751	Federal Realty Investment Trust	177,131
3,647	Getty Realty Corp.	108,900
7,215	InvenTrust Properties Corp.	212,049
14,810	Kite Realty Group Trust	347,887
9,557	Macerich (The) Co.	180,914
16,985	NETSTREIT Corp.	319,997
9,919	Phillips Edison & Co., Inc.	359,365
2,555	Regency Centers Corp.	186,183
1,880	Simon Property Group, Inc.	359,663
6,099	Tanger, Inc.	199,559
		3,330,965
	Semiconductors & Semiconductor Equipment — 5.2%
12,900	ACM Research, Inc., Class A (a)	749,748
8,348	Advanced Micro Devices, Inc. (a)	1,976,222
2,875	Ambarella, Inc. (a)	184,115
6,279	Astera Labs, Inc. (a)	945,743
4,132	Broadcom, Inc.	1,368,932
12,428	Credo Technology Group Holding Ltd. (a)	1,556,980
6,846	First Solar, Inc. (a)	1,543,910
1,015	Impinj, Inc. (a)	140,171
1,177	KLA Corp.	1,680,685
10,445	Lam Research Corp.	2,438,490
4,796	Lattice Semiconductor Corp. (a)	386,174
5,150	MACOM Technology Solutions Holdings, Inc. (a)	1,128,159
12,293	Marvell Technology, Inc.	970,164
1,578	Monolithic Power Systems, Inc.	1,773,909
28,512	Navitas Semiconductor Corp. (a)	244,633
7,671	NVIDIA Corp.	1,466,158
7,681	Rambus, Inc. (a)	874,328
7,966	Rigetti Computing, Inc. (a)	144,742
4,050	Silicon Laboratories, Inc. (a)	576,922
2,498	SiTime Corp. (a)	907,049
		21,057,234
	Software — 4.9%
11,508	A10 Networks, Inc.	200,700
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
7,381	ACI Worldwide, Inc. (a)	$320,040
17,366	Adeia, Inc.	314,151
994	Adobe, Inc. (a)	291,491
2,520	Agilysys, Inc. (a)	218,610
1,958	Alarm.com Holdings, Inc. (a)	95,511
25,871	Amplitude, Inc., Class A (a)	237,237
757	Appfolio, Inc., Class A (a)	143,739
11,496	Appian Corp., Class A (a)	320,738
2,122	AppLovin Corp., Class A (a)	1,003,939
7,285	Asana, Inc., Class A (a)	74,671
1,176	Autodesk, Inc. (a)	297,375
6,470	BILL Holdings, Inc. (a)	279,310
3,216	Blackbaud, Inc. (a)	172,699
3,681	BlackLine, Inc. (a)	171,056
5,897	Box, Inc., Class A (a)	149,489
8,736	Braze, Inc., Class A (a)	181,884
1,115	Cadence Design Systems, Inc. (a)	330,441
34,481	Cipher Mining, Inc. (a)	550,317
20,117	Cleanspark, Inc. (a)	238,185
11,606	Clear Secure, Inc., Class A	378,588
1,525	Crowdstrike Holdings, Inc., Class A (a)	673,143
5,259	Datadog, Inc., Class A (a)	680,094
12,692	Dropbox, Inc., Class A (a)	323,392
2,339	Elastic N.V. (a)	154,210
424	Fair Isaac Corp. (a)	620,384
16,617	Freshworks, Inc., Class A (a)	179,131
38,419	Gen Digital, Inc.	921,672
1,731	Guidewire Software, Inc. (a)	243,656
2,178	Intapp, Inc. (a)	73,943
2,216	InterDigital, Inc.	723,391
526	Intuit, Inc.	262,432
6,270	Klaviyo, Inc., Class A (a)	139,257
5,501	Life360, Inc. (a) (b)	315,152
10,200	LiveRamp Holdings, Inc. (a)	248,370
721	Microsoft Corp.	310,239
3,893	nCino, Inc. (a)	83,116
12,235	NextNav, Inc. (a)	175,695
8,047	Palantir Technologies, Inc., Class A (a)	1,179,610
11,817	Pegasystems, Inc.	516,285
10,937	Porch Group, Inc. (a)	86,293
4,851	Procore Technologies, Inc. (a)	274,033
4,739	Progress Software Corp. (a)	193,920
1,999	PTC, Inc. (a)	312,104
1,327	Qualys, Inc. (a)	175,031
10,375	RingCentral, Inc., Class A (a)	268,505
41,775	Riot Platforms, Inc. (a)	646,259
2,306	Rubrik, Inc., Class A (a)	129,021
Shares	Description	Value

	Software (Continued)
2,700	Salesforce, Inc.	$573,183
4,978	Samsara, Inc., Class A (a)	139,633
4,969	ServiceTitan, Inc., Class A (a)	389,271
38,508	Sprinklr, Inc., Class A (a)	245,681
13,375	Teradata Corp. (a)	381,455
35,434	Terawulf, Inc. (a) (b)	473,753
43,058	UiPath, Inc., Class A (a)	542,100
11,984	Unity Software, Inc. (a)	348,734
3,474	Workiva, Inc. (a)	267,567
37,171	Yext, Inc. (a)	266,144
20,006	Zeta Global Holdings Corp., Class A (a)	371,712
		19,877,742
	Specialized REITs — 0.2%
2,788	Lamar Advertising Co., Class A	357,728
16,894	Outfront Media, Inc.	410,862
		768,590
	Specialty Retail — 2.4%
103	AutoZone, Inc. (a)	381,542
4,999	Boot Barn Holdings, Inc. (a)	892,221
4,952	Burlington Stores, Inc. (a)	1,465,099
4,236	Carvana Co. (a)	1,699,102
4,685	Five Below, Inc. (a)	897,833
15,769	National Vision Holdings, Inc. (a)	415,513
7,841	O’Reilly Automotive, Inc. (a)	771,633
9,312	TJX (The) Cos., Inc.	1,395,031
11,720	Urban Outfitters, Inc. (a)	830,362
4,584	Warby Parker, Inc., Class A (a)	116,938
8,784	Wayfair, Inc., Class A (a)	909,056
		9,774,330
	Technology Hardware, Storage & Peripherals — 1.3%
3,841	Apple, Inc.	996,663
7,496	Diebold Nixdorf, Inc. (a)	517,299
5,180	GPGI, Inc. (a)	122,093
3,931	IonQ, Inc. (a) (b)	157,161
10,674	Pure Storage, Inc., Class A (a)	742,270
6,495	Seagate Technology Holdings PLC	2,647,946
		5,183,432
	Textiles, Apparel & Luxury Goods — 0.7%
2,495	Ralph Lauren Corp.	881,758
13,996	Tapestry, Inc.	1,776,232
		2,657,990
	Tobacco — 0.4%
6,038	Altria Group, Inc.	374,296
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco (Continued)
4,459	Philip Morris International, Inc.	$800,123
3,757	Turning Point Brands, Inc.	455,160
		1,629,579
	Trading Companies & Distributors — 2.4%
2,061	Applied Industrial Technologies, Inc.	536,705
10,185	Core & Main, Inc., Class A (a)	543,472
70,685	Custom Truck One Source, Inc. (a)	446,729
10,937	Distribution Solutions Group, Inc. (a)	310,501
3,709	DXP Enterprises, Inc. (a)	482,356
8,677	Fastenal Co.	376,235
9,082	FTAI Aviation Ltd.	2,473,210
3,122	GATX Corp.	567,923
951	McGrath RentCorp	106,217
36,585	QXO, Inc. (a)	811,455
1,290	United Rentals, Inc.	1,008,857
1,035	W.W. Grainger, Inc.	1,117,738
2,208	Willis Lease Finance Corp.	402,474
8,559	Xometry, Inc., Class A (a)	488,976
		9,672,848
	Water Utilities — 0.1%
2,808	American States Water Co.	204,872
2,305	California Water Service Group	103,033
4,156	H2O America	216,278
		524,183
	Wireless Telecommunication Services — 0.1%
21,429	Gogo, Inc. (a)	98,359
1,715	T-Mobile US, Inc.	338,215
		436,574
	Total Common Stocks	406,593,854
	(Cost $333,586,104)
MONEY MARKET FUNDS — 0.2%
785,862	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (f)	785,862
	(Cost $785,862)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$3,149,874	Daiwa Capital Markets America, Inc., 3.66% (f), dated 01/30/26, due 02/02/26, with a maturity value of $3,150,835. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $3,212,873. (g)	$3,149,874
	(Cost $3,149,874)

	Total Investments — 100.8%	410,529,590
	(Cost $337,521,840)
	Net Other Assets and Liabilities — (0.8)%	(3,334,114)
	Net Assets — 100.0%	$407,195,476

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,937,536 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,149,874.

(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At January 31,
2026, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of January 31, 2026.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$4,924,093	$4,924,093	$—	$— **
Other Industry Categories*	401,669,761	401,669,761	—	—
Money Market Funds	785,862	785,862	—	—
Repurchase Agreements	3,149,874	—	3,149,874	—
Total Investments	$410,529,590	$407,379,716	$3,149,874	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,937,536
Non-cash Collateral(2)	(2,937,536)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,149,874
Non-cash Collateral(4)	(3,149,874)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.5%
874	Huntington Ingalls Industries, Inc.	$367,526
6,817	Textron, Inc.	600,305
		967,831
	Automobile Components — 1.4%
6,593	BorgWarner, Inc.	312,574
51,070	Gentex Corp.	1,175,121
12,963	Lear Corp.	1,517,837
		3,005,532
	Automobiles — 0.6%
11,575	Thor Industries, Inc.	1,294,895
	Banks — 9.1%
8,000	Ameris Bancorp	644,960
11,533	Associated Banc-Corp.	314,390
8,416	Atlantic Union Bankshares Corp.	326,877
6,896	Axos Financial, Inc. (a)	682,635
32,280	Bank OZK	1,535,237
5,016	BOK Financial Corp.	651,779
21,259	Columbia Banking System, Inc.	625,865
5,676	Commerce Bancshares, Inc.	298,785
24,862	First Horizon Corp.	608,870
52,123	FNB Corp.	914,759
13,997	Hancock Whitney Corp.	962,994
21,390	Home BancShares, Inc.	618,171
17,887	International Bancshares Corp.	1,245,651
4,772	Popular, Inc.	637,205
12,897	Prosperity Bancshares, Inc.	890,022
9,471	SouthState Bank Corp.	969,167
6,563	Texas Capital Bancshares, Inc. (a)	663,979
5,165	UMB Financial Corp.	656,678
15,474	United Bankshares, Inc.	655,014
28,549	United Community Banks, Inc.	982,942
76,310	Valley National Bancorp	950,823
14,161	Webster Financial Corp.	931,369
10,602	Western Alliance Bancorp	945,168
4,250	Wintrust Financial Corp.	626,832
15,225	Zions Bancorp N.A.	912,130
		19,252,302
	Beverages — 0.6%
34,202	Brown-Forman Corp., Class B	936,109
1,938	Coca-Cola Consolidated, Inc.	294,692
		1,230,801
	Biotechnology — 0.8%
31,855	Alkermes PLC (a)	1,079,566
1,220	United Therapeutics Corp. (a)	572,778
		1,652,344
Shares	Description	Value

	Broadline Retail — 0.3%
980	Dillard’s, Inc., Class A	$595,409
	Building Products — 2.2%
8,885	A.O. Smith Corp.	652,959
2,051	Advanced Drainage Systems, Inc.	311,834
8,663	Builders FirstSource, Inc. (a)	991,047
11,879	Fortune Brands Innovations, Inc.	642,654
3,680	Simpson Manufacturing Co., Inc.	650,550
13,052	UFP Industries, Inc.	1,348,011
		4,597,055
	Capital Markets — 2.9%
2,061	Affiliated Managers Group, Inc.	645,278
4,732	Cohen & Steers, Inc.	304,078
22,823	Federated Hermes, Inc.	1,216,009
37,309	Franklin Resources, Inc.	993,166
45,238	Invesco Ltd.	1,234,545
4,794	Jefferies Financial Group, Inc.	293,297
18,837	Victory Capital Holdings, Inc., Class A	1,328,574
		6,014,947
	Chemicals — 2.9%
27,586	Axalta Coating Systems Ltd. (a)	926,338
22,413	Cabot Corp.	1,617,994
23,273	Eastman Chemical Co.	1,613,284
11,889	Element Solutions, Inc.	345,970
61,665	Mosaic (The) Co.	1,695,788
		6,199,374
	Construction & Engineering — 1.4%
2,794	Arcosa, Inc.	319,829
37,484	Fluor Corp. (a)	1,731,386
47,334	WillScot Holdings Corp.	948,100
		2,999,315
	Construction Materials — 0.7%
4,312	Eagle Materials, Inc.	878,828
8,446	Knife River Corp. (a)	567,318
		1,446,146
	Consumer Finance — 0.9%
26,240	Ally Financial, Inc.	1,109,427
13,195	OneMain Holdings, Inc.	864,800
		1,974,227
	Consumer Staples Distribution & Retail — 0.7%
69,214	Albertsons Cos., Inc., Class A	1,152,413
3,300	BJ’s Wholesale Club Holdings, Inc. (a)	305,052
		1,457,465
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging — 2.2%
1,633	Avery Dennison Corp.	$302,938
8,656	Crown Holdings, Inc.	906,110
98,639	Graphic Packaging Holding Co.	1,445,061
29,438	Silgan Holdings, Inc.	1,270,250
13,616	Sonoco Products Co.	653,568
		4,577,927
	Distributors — 0.9%
49,189	LKQ Corp.	1,615,859
1,299	Pool Corp.	330,063
		1,945,922
	Diversified Consumer Services — 0.7%
184,078	ADT, Inc.	1,472,624
	Electric Utilities — 1.8%
27,831	OGE Energy Corp.	1,215,658
13,398	Pinnacle West Capital Corp.	1,253,517
24,764	Portland General Electric Co.	1,244,391
		3,713,566
	Electrical Equipment — 0.6%
825	Acuity, Inc.	255,123
2,179	Generac Holdings, Inc. (a)	366,159
4,235	Regal Rexnord Corp.	683,953
		1,305,235
	Electronic Equipment, Instruments & Components — 2.5%
10,786	Arrow Electronics, Inc. (a)	1,429,037
18,538	Avnet, Inc.	1,156,586
2,549	Belden, Inc.	299,533
7,294	Insight Enterprises, Inc. (a)	612,842
5,933	TD SYNNEX Corp.	941,389
23,973	Vontier Corp.	898,987
		5,338,374
	Energy Equipment & Services — 1.5%
95,042	NOV, Inc.	1,744,020
15,185	Weatherford International PLC	1,428,605
		3,172,625
	Financial Services — 3.2%
22,851	Essent Group Ltd.	1,437,785
15,614	Euronet Worldwide, Inc. (a)	1,131,391
5,572	Jackson Financial, Inc., Class A	662,622
50,839	MGIC Investment Corp.	1,368,586
4,507	PennyMac Financial Services, Inc.	450,339
41,276	Radian Group, Inc.	1,357,980
3,988	Voya Financial, Inc.	305,720
		6,714,423
Shares	Description	Value

	Food Products — 4.4%
16,676	Bunge Global S.A.	$1,899,063
18,669	Cal-Maine Foods, Inc.	1,559,422
31,981	Campbell’s (The) Co.	894,828
24,759	Darling Ingredients, Inc. (a)	1,130,496
13,473	Ingredion, Inc.	1,591,161
21,277	Lamb Weston Holdings, Inc.	977,253
11,998	Post Holdings, Inc. (a)	1,227,515
		9,279,738
	Gas Utilities — 3.5%
14,844	National Fuel Gas Co.	1,243,185
25,768	New Jersey Resources Corp.	1,275,001
15,384	ONE Gas, Inc.	1,223,951
18,564	Southwest Gas Holdings, Inc.	1,537,470
10,778	Spire, Inc.	910,633
31,750	UGI Corp.	1,273,493
		7,463,733
	Ground Transportation — 1.9%
1,529	J.B. Hunt Transport Services, Inc.	309,959
17,049	Knight-Swift Transportation Holdings, Inc.	939,400
6,209	Ryder System, Inc.	1,187,657
910	Saia, Inc. (a)	304,732
25,426	U-Haul Holding Co.	1,304,608
		4,046,356
	Health Care Equipment & Supplies — 0.8%
1,903	Align Technology, Inc. (a)	310,246
18,747	Solventum Corp. (a)	1,442,957
		1,753,203
	Health Care Providers & Services — 1.5%
694	Chemed Corp.	296,435
3,931	Henry Schein, Inc. (a)	296,712
6,848	Molina Healthcare, Inc. (a)	1,229,832
6,814	Universal Health Services, Inc., Class B	1,371,386
		3,194,365
	Health Care REITs — 0.8%
24,283	Alexandria Real Estate Equities, Inc.	1,326,823
18,476	Healthpeak Properties, Inc.	318,526
		1,645,349
	Hotel & Resort REITs — 0.6%
67,028	Host Hotels & Resorts, Inc.	1,242,029
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.8%
50,808	Caesars Entertainment, Inc. (a)	$1,051,726
4,474	Vail Resorts, Inc.	595,355
		1,647,081
	Household Durables — 4.0%
1,145	Installed Building Products, Inc.	329,920
26,334	KB Home	1,515,258
22,576	Meritage Homes Corp.	1,569,258
13,591	Mohawk Industries, Inc. (a)	1,608,903
25,234	Taylor Morrison Home Corp. (a)	1,538,012
10,986	Toll Brothers, Inc.	1,587,367
712	TopBuild Corp. (a)	333,252
		8,481,970
	Household Products — 0.4%
38,888	Reynolds Consumer Products, Inc.	901,035
	Independent Power and Renewable Electricity Producers — 0.7%
62,155	AES (The) Corp.	910,570
17,865	Clearway Energy, Inc., Class C	645,820
		1,556,390
	Industrial REITs — 0.4%
23,103	Americold Realty Trust, Inc.	286,708
16,977	Lineage, Inc.	606,249
		892,957
	Insurance — 7.3%
2,174	American Financial Group, Inc.	283,207
2,467	Assurant, Inc.	587,467
16,530	Assured Guaranty Ltd.	1,402,570
11,097	Axis Capital Holdings Ltd.	1,144,988
18,670	CNA Financial Corp.	893,546
876	Everest Group Ltd.	290,201
19,343	First American Financial Corp.	1,222,091
6,373	Globe Life, Inc.	893,622
4,877	Hanover Insurance Group (The), Inc.	849,281
36,643	Kemper Corp.	1,444,101
33,360	Lincoln National Corp.	1,388,110
9,476	Mercury General Corp.	830,003
13,019	Old Republic International Corp.	509,954
2,921	Reinsurance Group of America, Inc.	592,233
5,284	RenaissanceRe Holdings Ltd.	1,488,503
4,644	RLI Corp.	271,349
7,102	Selective Insurance Group, Inc.	597,136
7,667	Unum Group	582,462
		15,270,824
Shares	Description	Value

	IT Services — 0.5%
6,810	Akamai Technologies, Inc. (a)	$661,591
1,450	EPAM Systems, Inc. (a)	302,470
		964,061
	Leisure Products — 0.4%
44,925	Mattel, Inc. (a)	938,483
	Life Sciences Tools & Services — 0.2%
3,071	Revvity, Inc.	334,125
	Machinery — 2.8%
5,696	AGCO Corp.	645,984
9,104	Allison Transmission Holdings, Inc.	989,605
3,110	Franklin Electric Co., Inc.	309,818
5,176	Mueller Industries, Inc.	704,661
9,460	Oshkosh Corp.	1,360,537
7,999	Stanley Black & Decker, Inc.	629,201
10,594	Timken (The) Co.	987,255
3,774	Toro (The) Co.	345,321
		5,972,382
	Media — 1.3%
5,853	Nexstar Media Group, Inc.	1,243,060
74,294	Sirius XM Holdings, Inc.	1,511,883
		2,754,943
	Metals & Mining — 0.8%
27,955	Alcoa Corp.	1,588,124
	Mortgage REITs — 1.4%
27,715	AGNC Investment Corp. (b)	315,951
39,862	Annaly Capital Management, Inc.	917,225
136,285	Rithm Capital Corp.	1,490,958
16,497	Starwood Property Trust, Inc.	295,791
		3,019,925
	Multi-Utilities — 0.6%
17,119	Black Hills Corp.	1,249,345
	Office REITs — 1.2%
46,098	Cousins Properties, Inc.	1,163,514
39,751	Kilroy Realty Corp.	1,370,614
		2,534,128
	Oil, Gas & Consumable Fuels — 8.6%
34,487	Antero Resources Corp. (a)	1,254,292
60,732	APA Corp.	1,603,932
33,225	California Resources Corp.	1,777,537
16,025	Chord Energy Corp.	1,606,346
40,400	CNX Resources Corp. (a)	1,567,520
6,713	Core Natural Resources, Inc.	640,286
32,238	HF Sinclair Corp.	1,676,054
67,862	Magnolia Oil & Gas Corp., Class A	1,731,160
See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
35,003	Matador Resources Co.	$1,583,536
37,905	Ovintiv, Inc.	1,647,730
105,881	Permian Resources Corp., Class A	1,707,861
33,704	Range Resources Corp.	1,275,696
		18,071,950
	Paper & Forest Products — 0.3%
7,358	Louisiana-Pacific Corp.	616,159
	Personal Care Products — 0.7%
482,308	Coty, Inc., Class A (a)	1,528,916
	Pharmaceuticals — 0.6%
85,374	Perrigo Co. PLC	1,213,165
	Professional Services — 3.7%
10,245	Amentum Holdings, Inc. (a)	366,566
7,044	Booz Allen Hamilton Holding Corp.	622,831
558	CACI International, Inc., Class A (a)	346,284
1,739	FTI Consulting, Inc. (a)	303,751
12,702	Genpact Ltd.	560,158
22,172	KBR, Inc.	949,183
18,001	Korn Ferry	1,250,530
10,326	Maximus, Inc.	975,187
32,817	Robert Half, Inc.	1,135,796
11,806	Science Applications International Corp.	1,201,379
		7,711,665
	Real Estate Management & Development — 0.4%
11,173	Howard Hughes Holdings, Inc. (a)	912,387
	Semiconductors & Semiconductor Equipment — 1.6%
15,051	Amkor Technology, Inc.	727,415
7,522	Cirrus Logic, Inc. (a)	980,417
9,270	Enphase Energy, Inc. (a)	342,805
3,516	Qorvo, Inc. (a)	274,635
18,742	Skyworks Solutions, Inc.	1,045,054
		3,370,326
	Specialty Retail — 6.5%
9,442	Abercrombie & Fitch Co., Class A (a)	921,823
6,389	Asbury Automotive Group, Inc. (a)	1,498,284
4,317	AutoNation, Inc. (a)	884,899
Shares	Description	Value

	Specialty Retail (Continued)
59,184	Bath & Body Works, Inc.	$1,290,211
4,439	Best Buy Co., Inc.	288,979
38,445	CarMax, Inc. (a)	1,712,340
3,002	Dick’s Sporting Goods, Inc.	606,404
4,879	Floor & Decor Holdings, Inc., Class A (a)	321,819
29,592	GameStop Corp., Class A (a)	706,657
46,422	Gap (The), Inc.	1,298,888
2,266	Group 1 Automotive, Inc.	802,753
4,470	Lithia Motors, Inc.	1,445,777
1,473	Murphy USA, Inc.	622,357
7,508	Penske Automotive Group, Inc.	1,177,179
		13,578,370
	Trading Companies & Distributors — 1.3%
4,005	Herc Holdings, Inc.	574,077
3,533	MSC Industrial Direct Co., Inc., Class A	297,973
22,032	Rush Enterprises, Inc., Class A	1,414,234
1,214	WESCO International, Inc.	351,368
		2,637,652
	Water Utilities — 0.4%
23,235	Essential Utilities, Inc.	901,286
	Wireless Telecommunication Services — 1.1%
26,704	Array Digital Infrastructure, Inc. (b)	1,286,866
21,739	Telephone and Data Systems, Inc.	981,081
		2,267,947
	Total Common Stocks	210,468,708
	(Cost $190,474,568)
MONEY MARKET FUNDS — 0.2%
299,720	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (c)	299,720
	(Cost $299,720)

See Notes to Financial Statements

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$812,401	Daiwa Capital Markets America, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $812,649. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $828,649. (d)	$812,401
	(Cost $812,401)

	Total Investments — 100.5%	211,580,829
	(Cost $191,586,689)
	Net Other Assets and Liabilities — (0.5)%	(967,196)
	Net Assets — 100.0%	$210,613,633

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $799,516 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $812,401.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$210,468,708	$210,468,708	$—	$—
Money Market Funds	299,720	299,720	—	—
Repurchase Agreements	812,401	—	812,401	—
Total Investments	$211,580,829	$210,768,428	$812,401	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$799,516
Non-cash Collateral(2)	(799,516)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$812,401
Non-cash Collateral(4)	(812,401)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 3.2%
30,698	ATI, Inc. (a)	$3,692,970
16,307	BWX Technologies, Inc.	3,349,947
8,952	Carpenter Technology Corp.	2,845,214
18,566	Kratos Defense & Security Solutions, Inc. (a)	1,912,484
20,670	Leonardo DRS, Inc.	848,710
98,271	StandardAero, Inc. (a)	3,035,591
		15,684,916
	Automobile Components — 0.3%
11,439	Dorman Products, Inc. (a)	1,420,724
	Banks — 1.5%
11,129	Cullen/Frost Bankers, Inc.	1,533,799
18,808	East West Bancorp, Inc.	2,152,387
94,746	Old National Bancorp	2,314,645
14,770	Pinnacle Financial Partners, Inc.	1,404,479
		7,405,310
	Beverages — 0.7%
46,213	Celsius Holdings, Inc. (a)	2,425,258
43,094	Primo Brands Corp.	816,201
		3,241,459
	Biotechnology — 9.4%
131,898	ACADIA Pharmaceuticals, Inc. (a)	3,314,597
154,518	ADMA Biologics, Inc. (a)	2,673,161
35,568	BioMarin Pharmaceutical, Inc. (a)	2,011,015
46,059	Bridgebio Pharma, Inc. (a)	3,558,979
55,445	Cytokinetics, Inc. (a)	3,503,570
64,303	Exelixis, Inc. (a)	2,659,572
41,879	Halozyme Therapeutics, Inc. (a)	3,003,143
44,532	Ionis Pharmaceuticals, Inc. (a)	3,681,461
14,288	Krystal Biotech, Inc. (a)	3,989,781
6,049	Madrigal Pharmaceuticals, Inc. (a)	2,959,836
19,871	Neurocrine Biosciences, Inc. (a)	2,703,648
46,380	PTC Therapeutics, Inc. (a)	3,503,081
26,538	Revolution Medicines, Inc. (a)	2,572,859
32,912	Rhythm Pharmaceuticals, Inc. (a)	3,374,138
97,411	Roivant Sciences Ltd. (a)	2,106,026
23,635	TG Therapeutics, Inc. (a)	695,578
		46,310,445
	Broadline Retail — 0.6%
38,129	Etsy, Inc. (a)	2,019,312
6,429	Ollie’s Bargain Outlet Holdings, Inc. (a)	709,183
		2,728,495
	Building Products — 2.5%
14,749	Armstrong World Industries, Inc.	2,709,981
Shares	Description	Value

	Building Products (Continued)
7,200	CSW Industrials, Inc.	$1,943,856
28,700	Griffon Corp.	2,337,615
100,314	Resideo Technologies, Inc. (a)	3,436,758
45,467	Zurn Elkay Water Solutions Corp.	2,096,483
		12,524,693
	Capital Markets — 4.4%
10,355	Evercore, Inc., Class A	3,658,111
103,848	Golub Capital BDC, Inc.	1,390,525
5,245	Hamilton Lane, Inc., Class A	740,804
8,091	Houlihan Lokey, Inc.	1,361,877
11,667	Main Street Capital Corp. (b)	744,355
41,000	Moelis & Co., Class A	2,938,470
12,644	PJT Partners, Inc., Class A	2,187,791
17,181	SEI Investments Co.	1,509,351
43,921	StepStone Group, Inc., Class A	3,104,775
22,073	TPG, Inc.	1,300,320
63,439	Virtu Financial, Inc., Class A	2,633,353
		21,569,732
	Chemicals — 1.0%
9,188	Balchem Corp.	1,563,522
2,051	NewMarket Corp.	1,375,790
22,498	Sensient Technologies Corp.	2,126,511
		5,065,823
	Commercial Services & Supplies — 1.1%
21,584	Casella Waste Systems, Inc., Class A (a)	2,177,394
9,016	Clean Harbors, Inc. (a)	2,343,348
4,399	MSA Safety, Inc.	779,283
		5,300,025
	Communications Equipment — 1.8%
26,624	Calix, Inc. (a)	1,189,294
15,064	Ciena Corp. (a)	3,793,266
9,558	Lumentum Holdings, Inc. (a)	3,745,207
		8,727,767
	Construction & Engineering — 4.9%
25,965	Construction Partners, Inc., Class A (a)	2,853,034
10,425	Dycom Industries, Inc. (a)	3,798,766
41,176	Everus Construction Group, Inc. (a)	3,643,664
30,543	Granite Construction, Inc.	3,687,762
9,056	IES Holdings, Inc. (a)	3,443,906
28,380	Primoris Services Corp.	4,207,335
6,901	Sterling Infrastructure, Inc. (a)	2,469,937
		24,104,404
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance — 1.5%
4,767	Credit Acceptance Corp. (a)	$2,375,110
17,683	FirstCash Holdings, Inc.	3,014,952
52,078	SLM Corp.	1,413,918
16,113	Upstart Holdings, Inc. (a)	632,435
		7,436,415
	Consumer Staples Distribution & Retail — 0.4%
46,994	Maplebear, Inc. (a)	1,746,297
	Diversified Consumer Services — 1.2%
6,809	Adtalem Global Education, Inc. (a)	705,072
6,949	Bright Horizons Family Solutions, Inc. (a)	643,686
36,640	Frontdoor, Inc. (a)	2,165,790
4,237	Grand Canyon Education, Inc. (a)	736,560
18,074	Service Corp. International	1,453,692
		5,704,800
	Diversified REITs — 0.3%
23,756	Essential Properties Realty Trust, Inc.	721,232
10,947	WP Carey, Inc.	763,553
		1,484,785
	Diversified Telecommunication Services — 1.9%
48,506	AST SpaceMobile, Inc. (a)	5,394,352
453,412	Lumen Technologies, Inc. (a)	3,999,094
		9,393,446
	Electric Utilities — 0.3%
11,135	IDACORP, Inc.	1,478,617
	Electrical Equipment — 2.2%
40,546	Bloom Energy Corp., Class A (a)	6,137,448
40,443	Nextpower, Inc., Class A (a)	4,735,471
		10,872,919
	Electronic Equipment, Instruments & Components — 1.7%
60,172	Mirion Technologies, Inc. (a)	1,494,672
8,288	OSI Systems, Inc. (a)	2,073,160
51,058	TTM Technologies, Inc. (a)	5,013,896
		8,581,728
	Energy Equipment & Services — 0.6%
108,318	Archrock, Inc.	3,205,130
	Entertainment — 1.5%
5,447	Madison Square Garden Sports Corp. (a)	1,544,497
Shares	Description	Value

	Entertainment (Continued)
32,472	Roku, Inc. (a)	$3,091,334
13,486	TKO Group Holdings, Inc.	2,731,994
		7,367,825
	Financial Services — 1.3%
11,583	Jack Henry & Associates, Inc.	2,075,789
22,200	Sezzle, Inc. (a)	1,403,928
11,191	Shift4 Payments, Inc., Class A (a) (b)	660,717
14,187	WEX, Inc. (a)	2,183,379
		6,323,813
	Food Products — 0.3%
8,570	Marzetti (The) Company	1,470,355
	Ground Transportation — 0.7%
5,491	Avis Budget Group, Inc. (a) (b)	631,410
181,880	Lyft, Inc., Class A (a)	3,068,316
		3,699,726
	Health Care Equipment & Supplies — 3.8%
18,721	Glaukos Corp. (a)	2,234,913
40,350	Globus Medical, Inc., Class A (a)	3,658,938
15,280	Inspire Medical Systems, Inc. (a)	1,157,919
15,885	iRhythm Holdings, Inc. (a)	2,454,391
21,176	Lantheus Holdings, Inc. (a)	1,417,098
15,989	Merit Medical Systems, Inc. (a)	1,296,548
9,065	Penumbra, Inc. (a)	3,246,811
23,169	TransMedics Group, Inc. (a)	3,104,067
		18,570,685
	Health Care Providers & Services — 2.6%
12,403	DaVita, Inc. (a)	1,356,144
13,278	Encompass Health Corp.	1,255,169
20,223	Ensign Group (The), Inc.	3,471,480
34,493	Guardant Health, Inc. (a)	3,933,582
7,692	HealthEquity, Inc. (a)	658,974
29,626	RadNet, Inc. (a)	2,076,783
		12,752,132
	Health Care REITs — 1.9%
59,890	American Healthcare REIT, Inc.	2,809,440
77,942	CareTrust REIT, Inc.	2,910,354
41,570	Healthcare Realty Trust, Inc.	697,961
31,783	Omega Healthcare Investors, Inc.	1,394,638
74,403	Sabra Health Care REIT, Inc.	1,393,568
		9,205,961
	Hotel & Resort REITs — 0.3%
14,892	Ryman Hospitality Properties, Inc.	1,410,272
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 5.9%
41,330	Boyd Gaming Corp.	$3,494,038
14,729	Brinker International, Inc. (a)	2,323,058
12,004	Cava Group, Inc. (a) (b)	727,682
24,770	Churchill Downs, Inc.	2,436,377
34,528	Dutch Bros, Inc., Class A (a)	1,877,978
17,580	Hyatt Hotels Corp., Class A	2,748,985
79,527	Life Time Group Holdings, Inc. (a)	2,319,803
63,136	Norwegian Cruise Line Holdings Ltd. (a)	1,386,467
19,486	Planet Fitness, Inc., Class A (a)	1,774,005
12,733	Texas Roadhouse, Inc.	2,290,157
49,950	Travel + Leisure Co.	3,473,523
2,953	Wingstop, Inc.	783,815
9,326	Wyndham Hotels & Resorts, Inc.	678,840
23,421	Wynn Resorts Ltd.	2,516,586
		28,831,314
	Independent Power and Renewable Electricity Producers — 0.6%
25,512	Ormat Technologies, Inc.	3,187,469
	Industrial REITs — 1.3%
3,955	EastGroup Properties, Inc.	718,386
36,910	First Industrial Realty Trust, Inc.	2,141,887
18,197	Rexford Industrial Realty, Inc.	737,525
38,336	STAG Industrial, Inc.	1,437,983
24,003	Terreno Realty Corp.	1,477,145
		6,512,926
	Insurance — 1.1%
1,801	Kinsale Capital Group, Inc.	712,980
5,453	Primerica, Inc.	1,434,357
13,646	Ryan Specialty Holdings, Inc.	658,829
1,356	White Mountains Insurance Group Ltd.	2,772,925
		5,579,091
	Interactive Media & Services — 0.5%
43,643	Match Group, Inc.	1,359,480
174,623	Snap, Inc., Class A (a)	1,210,137
		2,569,617
	Leisure Products — 1.3%
35,311	Acushnet Holdings Corp.	3,423,048
34,370	Hasbro, Inc.	3,069,585
		6,492,633
	Life Sciences Tools & Services — 1.5%
6,272	Medpace Holdings, Inc. (a)	3,653,315
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
17,199	Repligen Corp. (a)	$2,569,015
23,864	Tempus AI, Inc. (a)	1,427,544
		7,649,874
	Machinery — 6.9%
7,641	Crane Co.	1,395,552
6,308	Esab Corp.	763,899
10,818	ESCO Technologies, Inc.	2,468,343
19,465	Federal Signal Corp.	2,103,972
50,778	Flowserve Corp.	3,968,301
8,597	Graco, Inc.	750,776
16,243	ITT, Inc.	2,961,099
23,383	JBT Marel Corp.	3,678,380
2,473	Kadant, Inc.	793,932
11,760	Lincoln Electric Holdings, Inc.	3,120,516
59,161	Mueller Water Products, Inc., Class A	1,601,488
4,713	RBC Bearings, Inc. (a)	2,354,945
14,087	SPX Technologies, Inc. (a)	2,935,871
47,367	Symbotic, Inc. (a)	2,575,344
7,659	Watts Water Technologies, Inc., Class A	2,292,415
		33,764,833
	Marine Transportation — 0.6%
25,580	Kirby Corp. (a)	3,009,743
	Media — 1.5%
32,411	EchoStar Corp., Class A (a)	3,669,574
50,749	New York Times (The) Co., Class A	3,720,409
		7,389,983
	Metals & Mining — 2.7%
158,072	Coeur Mining, Inc. (a)	3,230,992
183,585	Hecla Mining Co.	4,134,334
41,840	MP Materials Corp. (a)	2,458,937
12,679	Royal Gold, Inc.	3,338,507
		13,162,770
	Oil, Gas & Consumable Fuels — 2.4%
39,607	Antero Midstream Corp.	745,404
5,805	Centrus Energy Corp., Class A (a) (b)	1,615,415
121,588	Comstock Resources, Inc. (a)	2,960,668
17,663	DT Midstream, Inc.	2,225,891
241,301	Uranium Energy Corp. (a)	4,160,029
		11,707,407
	Passenger Airlines — 2.0%
56,033	Alaska Air Group, Inc. (a)	2,848,157
183,850	American Airlines Group, Inc. (a)	2,445,205
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines (Continued)
160,137	Joby Aviation, Inc. (a)	$1,692,648
28,069	SkyWest, Inc. (a)	2,709,220
		9,695,230
	Personal Care Products — 0.1%
26,360	BellRing Brands, Inc. (a)	655,573
	Pharmaceuticals — 1.4%
19,289	Axsome Therapeutics, Inc. (a)	3,553,998
20,723	Jazz Pharmaceuticals PLC (a)	3,408,727
		6,962,725
	Professional Services — 1.0%
49,807	ExlService Holdings, Inc. (a)	1,949,944
35,740	UL Solutions, Inc., Class A	2,510,020
31,440	Verra Mobility Corp. (a)	606,792
		5,066,756
	Residential REITs — 0.1%
21,950	American Homes 4 Rent, Class A	687,474
	Retail REITs — 1.3%
9,782	Agree Realty Corp.	706,554
26,872	Brixmor Property Group, Inc.	719,901
6,989	Federal Realty Investment Trust	707,007
59,143	Kite Realty Group Trust	1,389,269
38,169	Macerich (The) Co.	722,539
39,618	Phillips Edison & Co., Inc.	1,435,360
10,207	Regency Centers Corp.	743,784
		6,424,414
	Semiconductors & Semiconductor Equipment — 3.4%
4,049	Impinj, Inc. (a)	559,167
19,152	Lattice Semiconductor Corp. (a)	1,542,119
20,569	MACOM Technology Solutions Holdings, Inc. (a)	4,505,845
30,671	Rambus, Inc. (a)	3,491,280
31,811	Rigetti Computing, Inc. (a)	578,006
16,174	Silicon Laboratories, Inc. (a)	2,303,986
9,975	SiTime Corp. (a)	3,622,022
		16,602,425
	Software — 4.5%
29,475	ACI Worldwide, Inc. (a)	1,278,036
3,028	Appfolio, Inc., Class A (a)	574,957
25,837	BILL Holdings, Inc. (a)	1,115,383
23,559	Box, Inc., Class A (a)	597,221
50,690	Dropbox, Inc., Class A (a)	1,291,581
9,340	Elastic N.V. (a)	615,786
8,852	InterDigital, Inc.	2,889,647
21,970	Life360, Inc. (a) (b)	1,258,661
47,194	Pegasystems, Inc.	2,061,906
Shares	Description	Value

	Software (Continued)
19,372	Procore Technologies, Inc. (a)	$1,094,324
5,302	Qualys, Inc. (a)	699,334
166,835	Riot Platforms, Inc. (a)	2,580,938
9,214	Rubrik, Inc., Class A (a)	515,523
19,876	Samsara, Inc., Class A (a)	557,522
19,848	ServiceTitan, Inc., Class A (a)	1,554,892
171,958	UiPath, Inc., Class A (a)	2,164,951
47,855	Unity Software, Inc. (a)	1,392,581
		22,243,243
	Specialized REITs — 0.3%
11,133	Lamar Advertising Co., Class A	1,428,475
	Specialty Retail — 2.9%
19,964	Boot Barn Holdings, Inc. (a)	3,563,175
18,704	Five Below, Inc. (a)	3,584,435
46,811	Urban Outfitters, Inc. (a)	3,316,559
35,086	Wayfair, Inc., Class A (a)	3,631,050
		14,095,219
	Technology Hardware, Storage & Peripherals — 0.1%
15,703	IonQ, Inc. (a) (b)	627,806
	Textiles, Apparel & Luxury Goods — 0.7%
9,964	Ralph Lauren Corp.	3,521,377
	Trading Companies & Distributors — 2.0%
8,232	Applied Industrial Technologies, Inc.	2,143,695
40,673	Core & Main, Inc., Class A (a)	2,170,311
12,464	GATX Corp.	2,267,326
146,108	QXO, Inc. (a)	3,240,676
		9,822,008
	Total Common Stocks	492,479,084
	(Cost $421,399,109)
MONEY MARKET FUNDS — 0.1%
327,850	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (c)	327,850
	(Cost $327,850)

See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$3,774,360	Daiwa Capital Markets America, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $3,775,511. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.38%, due 02/28/27 to 06/30/31. The value of the collateral including accrued interest is $3,849,849. (d)	$3,774,360
	(Cost $3,774,360)

	Total Investments — 100.8%	496,581,294
	(Cost $425,501,319)
	Net Other Assets and Liabilities — (0.8)%	(4,039,890)
	Net Assets — 100.0%	$492,541,404

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,929,847 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,774,360.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$492,479,084	$492,479,084	$—	$—
Money Market Funds	327,850	327,850	—	—
Repurchase Agreements	3,774,360	—	3,774,360	—
Total Investments	$496,581,294	$492,806,934	$3,774,360	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,929,847
Non-cash Collateral(2)	(3,774,360)
Net Amount	$155,487
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,774,360
Non-cash Collateral(4)	(3,774,360)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On January 30, 2026, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
January 29 to January 30, the value of the related securities loaned was above the collateral value received. See Note 2D -
Securities Lending in the Notes to Financial Statements.

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.4%
10,583	V2X, Inc. (a)	$728,428
	Air Freight & Logistics — 0.4%
13,549	Hub Group, Inc., Class A	644,661
	Automobile Components — 1.5%
10,038	Adient PLC (a)	208,790
5,291	Gentherm, Inc. (a)	169,100
4,758	LCI Industries	697,951
1,775	Patrick Industries, Inc.	223,952
6,257	Phinia, Inc.	445,311
8,250	Visteon Corp.	749,595
		2,494,699
	Automobiles — 0.6%
47,863	Harley-Davidson, Inc.	947,687
	Banks — 13.8%
9,238	1st Source Corp.	621,995
8,801	BankUnited, Inc.	417,783
9,214	Banner Corp.	569,794
7,297	Beacon Financial Corp.	206,870
19,805	Byline Bancorp, Inc.	632,374
11,930	Cathay General Bancorp	610,577
6,943	Community Trust Bancorp, Inc.	428,383
7,339	ConnectOne Bancorp, Inc.	195,364
2,632	Customers Bancorp, Inc. (a)	207,981
21,090	CVB Financial Corp.	415,684
6,395	Dime Community Bancshares, Inc.	217,558
10,691	Enterprise Financial Services Corp.	613,129
3,789	First Bancorp	219,497
18,925	First BanCorp	418,621
16,491	First Busey Corp.	406,503
23,267	First Commonwealth Financial Corp.	419,504
31,357	First Financial Bancorp	901,200
15,505	First Hawaiian, Inc.	411,658
11,337	First Interstate BancSystem, Inc., Class A	402,123
20,933	First Merchants Corp.	832,296
15,340	Firstsun Capital Bancorp (a)	605,623
29,866	Fulton Financial Corp.	616,733
4,912	German American Bancorp, Inc.	206,648
17,010	Hilltop Holdings, Inc.	637,025
35,792	Hope Bancorp, Inc.	428,788
2,633	Independent Bank Corp.	212,694
15,188	National Bank Holdings Corp., Class A	610,254
9,448	NBT Bancorp, Inc.	419,775
32,691	Northwest Bancshares, Inc.	421,060
Shares	Description	Value

	Banks (Continued)
32,163	OceanFirst Financial Corp.	$603,056
14,088	OFG Bancorp	567,746
5,117	Origin Bancorp, Inc.	219,161
26,126	Peoples Bancorp, Inc.	849,618
4,154	Preferred Bank	356,289
39,724	Provident Financial Services, Inc.	879,489
4,709	QCR Holdings, Inc.	425,034
11,137	Renasant Corp.	419,976
14,671	S&T Bancorp, Inc.	625,571
10,209	Simmons First National Corp., Class A	207,549
12,679	Stellar Bancorp, Inc.	470,898
5,767	Towne Bank	201,845
8,281	TriCo Bancshares	412,559
14,823	Trustmark Corp.	630,274
24,495	WaFd, Inc.	799,027
11,802	WesBanco, Inc.	416,493
12,071	Westamerica BanCorp	610,551
10,451	WSFS Financial Corp.	676,493
		22,679,123
	Beverages — 0.3%
2,010	Boston Beer (The) Co., Inc., Class A (a)	429,376
	Biotechnology — 0.6%
116,750	Novavax, Inc. (a) (b)	1,032,654
	Broadline Retail — 0.9%
48,049	Kohl’s Corp.	839,416
35,581	Macy’s, Inc.	712,332
		1,551,748
	Building Products — 1.0%
12,456	Hayward Holdings, Inc. (a)	201,040
88,276	Janus International Group, Inc. (a)	605,573
71,066	Masterbrand, Inc. (a)	861,320
		1,667,933
	Capital Markets — 0.7%
4,121	Donnelley Financial Solutions, Inc. (a)	213,262
6,011	Virtus Investment Partners, Inc.	981,296
		1,194,558
	Chemicals — 2.1%
18,480	Avient Corp.	668,052
6,597	H.B. Fuller Co.	396,480
19,245	Huntsman Corp.	208,231
3,159	Minerals Technologies, Inc.	207,736
37,665	Olin Corp.	783,809
20,709	Stepan Co.	1,193,045
		3,457,353
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies — 2.3%
13,648	ABM Industries, Inc.	$628,354
77,404	BrightView Holdings, Inc. (a)	1,034,117
1,649	Brink’s (The) Co.	209,489
9,331	HNI Corp.	445,929
20,677	Interface, Inc.	650,705
10,527	MillerKnoll, Inc.	211,382
2,992	UniFirst Corp.	643,280
		3,823,256
	Communications Equipment — 0.9%
19,459	Harmonic, Inc. (a)	189,141
21,334	NetScout Systems, Inc. (a)	593,299
16,753	Viasat, Inc. (a)	756,733
		1,539,173
	Consumer Finance — 1.8%
13,247	Bread Financial Holdings, Inc.	960,937
10,160	LendingClub Corp. (a)	171,806
14,803	Navient Corp.	145,217
4,342	Nelnet, Inc., Class A	572,710
33,255	PROG Holdings, Inc.	1,078,792
		2,929,462
	Consumer Staples Distribution & Retail — 1.7%
10,858	Andersons (The), Inc.	673,087
57,160	Grocery Outlet Holding Corp. (a)	544,735
1,569	PriceSmart, Inc.	223,128
5,716	United Natural Foods, Inc. (a)	212,807
15,303	Weis Markets, Inc.	1,088,808
		2,742,565
	Containers & Packaging — 0.5%
5,794	Greif, Inc., Class A	409,172
13,039	O-I Glass, Inc. (a)	199,236
5,429	TriMas Corp.	188,767
		797,175
	Diversified Consumer Services — 1.8%
893	Graham Holdings Co., Class B	1,041,801
133,638	KinderCare Learning Cos., Inc. (a)	624,089
70,553	Mister Car Wash, Inc. (a)	391,569
9,782	Strategic Education, Inc.	831,666
		2,889,125
	Diversified REITs — 0.6%
51,807	American Assets Trust, Inc.	935,634
Shares	Description	Value

	Electric Utilities — 1.1%
63,786	Hawaiian Electric Industries, Inc. (a)	$977,202
9,709	Otter Tail Corp.	865,654
		1,842,856
	Electrical Equipment — 0.3%
2,674	EnerSys	481,828
	Electronic Equipment, Instruments & Components — 1.6%
4,500	Benchmark Electronics, Inc.	234,630
8,333	Crane NXT Co.	420,983
9,152	CTS Corp.	470,504
4,473	ePlus, Inc.	383,828
8,979	Knowles Corp. (a)	217,651
6,792	PC Connection, Inc.	399,438
1,309	Plexus Corp. (a)	260,923
13,281	Vishay Intertechnology, Inc.	267,612
		2,655,569
	Energy Equipment & Services — 7.7%
61,288	Atlas Energy Solutions, Inc. (b)	715,231
26,780	Bristow Group, Inc. (a)	1,177,249
73,461	Expro Group Holdings N.V. (a)	1,176,111
20,129	Helmerich & Payne, Inc.	681,970
35,875	Innovex International, Inc. (a)	891,494
53,125	Liberty Energy, Inc.	1,309,531
32,649	Oceaneering International, Inc. (a)	982,735
128,406	Patterson-UTI Energy, Inc.	966,897
180,276	RPC, Inc.	1,198,835
22,675	Seadrill Ltd. (a)	872,534
54,879	Select Water Solutions, Inc.	663,487
15,533	Tidewater, Inc. (a)	970,657
19,460	Valaris Ltd. (a)	1,123,426
		12,730,157
	Financial Services — 2.2%
23,035	Merchants Bancorp	955,031
5,050	NCR Atleos Corp. (a)	188,365
24,042	NMI Holdings, Inc. (a)	930,906
13,044	Walker & Dunlop, Inc.	820,337
84,270	Western Union (The) Co.	789,610
		3,684,249
	Food Products — 2.0%
72,111	Flowers Foods, Inc.	824,229
22,019	Fresh Del Monte Produce, Inc.	873,273
4,340	J & J Snack Foods Corp.	412,300
221	Seaboard Corp.	1,123,184
		3,232,986
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 0.7%
20,096	MDU Resources Group, Inc.	$412,169
16,786	Northwest Natural Holding Co.	781,556
		1,193,725
	Ground Transportation — 2.0%
13,219	ArcBest Corp.	1,192,618
68,941	Marten Transport Ltd.	847,975
21,761	Schneider National, Inc., Class B	584,065
19,237	Werner Enterprises, Inc.	658,867
		3,283,525
	Health Care Equipment & Supplies — 0.3%
14,219	CONMED Corp.	545,867
	Health Care Providers & Services — 2.8%
69,113	Acadia Healthcare Co., Inc. (a)	928,879
98,464	AdaptHealth Corp. (a)	989,563
111,065	Ardent Health, Inc. (a)	907,401
2,861	National HealthCare Corp.	409,438
26,990	Pediatrix Medical Group, Inc. (a)	577,046
52,833	Select Medical Holdings Corp.	795,137
		4,607,464
	Health Care Technology — 0.3%
48,109	Evolent Health, Inc., Class A (a)	154,430
56,039	Teladoc Health, Inc. (a)	305,412
		459,842
	Hotel & Resort REITs — 3.1%
82,759	Apple Hospitality REIT, Inc.	963,315
64,434	DiamondRock Hospitality Co.	591,504
75,007	Park Hotels & Resorts, Inc.	819,827
51,001	Pebblebrook Hotel Trust	582,431
131,638	RLJ Lodging Trust	978,070
43,879	Sunstone Hotel Investors, Inc.	384,819
55,485	Xenia Hotels & Resorts, Inc.	818,404
		5,138,370
	Hotels, Restaurants & Leisure — 1.7%
34,380	Accel Entertainment, Inc. (a)	388,838
22,729	Cracker Barrel Old Country Store, Inc. (b)	684,597
11,872	Dave & Buster’s Entertainment, Inc. (a)	222,837
16,999	Marriott Vacations Worldwide Corp.	923,216
69,306	Wendy’s (The) Co. (b)	539,894
		2,759,382
	Household Durables — 5.0%
326	Cavco Industries, Inc. (a)	160,399
Shares	Description	Value

	Household Durables (Continued)
16,524	Century Communities, Inc.	$1,040,682
2,277	Champion Homes, Inc. (a)	178,471
12,521	Green Brick Partners, Inc. (a)	868,832
21,051	La-Z-Boy, Inc.	766,467
89,155	Leggett & Platt, Inc.	1,040,439
22,828	LGI Homes, Inc. (a)	1,143,911
7,665	M/I Homes, Inc. (a)	1,024,810
210,904	Newell Brands, Inc.	896,342
31,162	Tri Pointe Homes, Inc. (a)	1,039,253
		8,159,606
	Household Products — 1.7%
26,878	Central Garden & Pet Co., Class A (a)	824,348
39,446	Energizer Holdings, Inc.	861,106
16,601	Spectrum Brands Holdings, Inc.	1,057,650
		2,743,104
	Industrial REITs — 1.0%
20,709	Innovative Industrial Properties, Inc.	1,000,659
11,644	LXP Industrial Trust	576,960
		1,577,619
	Insurance — 3.0%
15,136	Brighthouse Financial, Inc. (a)	969,612
13,594	CNO Financial Group, Inc.	571,628
13,373	Employers Holdings, Inc.	583,330
63,934	Genworth Financial, Inc. (a)	533,210
35,150	Hamilton Insurance Group Ltd., Class B (a)	975,412
8,494	Horace Mann Educators Corp.	380,616
7,410	Safety Insurance Group, Inc.	583,167
5,583	Stewart Information Services Corp.	376,462
		4,973,437
	Interactive Media & Services — 0.9%
4,921	IAC, Inc. (a)	181,831
13,217	TripAdvisor, Inc. (a)	175,654
27,900	Ziff Davis, Inc. (a)	1,066,338
		1,423,823
	IT Services — 1.1%
16,288	ASGN, Inc. (a)	848,442
66,941	DXC Technology Co. (a)	965,959
		1,814,401
	Leisure Products — 0.1%
4,357	YETI Holdings, Inc. (a)	199,158
	Machinery — 2.3%
20,982	Greenbrier (The) Cos., Inc.	1,057,912
3,598	Helios Technologies, Inc.	233,078
45,297	Hillman Solutions Corp. (a)	424,433
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
20,322	Kennametal, Inc.	$698,874
3,328	Lindsay Corp.	416,899
5,323	Tennant Co.	405,027
7,349	Terex Corp.	418,893
3,731	Worthington Enterprises, Inc.	207,332
		3,862,448
	Marine Transportation — 0.8%
7,938	Matson, Inc.	1,272,461
	Media — 0.7%
18,848	John Wiley & Sons, Inc., Class A	588,623
80,220	Stagwell, Inc. (a)	482,122
		1,070,745
	Metals & Mining — 0.8%
3,415	Kaiser Aluminum Corp.	418,748
22,662	Worthington Steel, Inc.	911,692
		1,330,440
	Mortgage REITs — 1.7%
81,050	Apollo Commercial Real Estate Finance, Inc.	876,150
126,381	Arbor Realty Trust, Inc. (b)	973,134
31,560	Chimera Investment Corp.	389,766
52,531	Ladder Capital Corp.	576,265
		2,815,315
	Multi-Utilities — 0.5%
20,357	Avista Corp.	840,541
	Office REITs — 1.5%
71,389	Douglas Emmett, Inc.	753,868
37,025	Easterly Government Properties, Inc.	866,015
30,386	Highwoods Properties, Inc.	785,478
		2,405,361
	Oil, Gas & Consumable Fuels — 6.9%
7,088	BKV Corp. (a)	210,868
116,890	Crescent Energy Co., Class A	1,142,015
22,693	CVR Energy, Inc. (a)	516,039
40,293	Dorian LPG Ltd.	1,189,852
20,199	International Seaways, Inc.	1,204,870
864,629	Kosmos Energy Ltd. (a)	1,366,114
31,382	Murphy Oil Corp.	944,284
45,677	Northern Oil & Gas, Inc.	1,141,925
27,908	Par Pacific Holdings, Inc. (a)	1,053,248
7,095	PBF Energy, Inc., Class A	237,399
13,208	Peabody Energy Corp.	465,714
52,445	SM Energy Co.	1,021,104
71,195	Talos Energy, Inc. (a)	848,645
		11,342,077
Shares	Description	Value

	Paper & Forest Products — 0.5%
16,294	Sylvamo Corp.	$797,428
	Passenger Airlines — 0.4%
126,883	JetBlue Airways Corp. (a)	617,920
	Personal Care Products — 0.5%
46,016	Edgewell Personal Care Co.	895,471
	Pharmaceuticals — 1.9%
29,297	Amphastar Pharmaceuticals, Inc. (a)	776,078
15,428	Harmony Biosciences Holdings, Inc. (a)	563,431
39,247	Innoviva, Inc. (a)	784,940
109,423	Organon & Co.	934,472
		3,058,921
	Professional Services — 1.2%
23,586	Concentrix Corp.	880,937
6,768	ICF International, Inc.	631,116
6,473	ManpowerGroup, Inc.	235,164
3,254	TriNet Group, Inc.	199,275
		1,946,492
	Real Estate Management & Development — 0.9%
39,818	Forestar Group, Inc. (a)	1,036,065
19,901	Kennedy-Wilson Holdings, Inc.	196,025
11,098	Newmark Group, Inc., Class A	197,877
		1,429,967
	Semiconductors & Semiconductor Equipment — 1.3%
4,882	Axcelis Technologies, Inc. (a)	429,958
11,701	Diodes, Inc. (a)	692,582
24,517	Photronics, Inc. (a)	847,552
6,734	Veeco Instruments, Inc. (a)	210,303
		2,180,395
	Software — 0.1%
18,868	NCR Voyix Corp. (a)	187,171
	Specialized REITs — 1.2%
45,297	Rayonier, Inc.	1,030,054
71,636	Safehold, Inc.	1,010,784
		2,040,838
	Specialty Retail — 2.6%
15,704	Academy Sports & Outdoors, Inc.	863,877
4,897	Advance Auto Parts, Inc. (b)	235,105
14,877	American Eagle Outfitters, Inc.	346,783
7,343	Buckle (The), Inc.	347,324
55,018	Sally Beauty Holdings, Inc. (a)	837,374
2,322	Signet Jewelers Ltd.	214,251
6,341	Sonic Automotive, Inc., Class A	380,206
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
44,680	Upbound Group, Inc.	$844,452
3,553	Victoria’s Secret & Co. (a)	193,674
		4,263,046
	Textiles, Apparel & Luxury Goods — 2.0%
7,121	Columbia Sportswear Co.	393,649
33,863	G-III Apparel Group Ltd.	993,879
6,421	Kontoor Brands, Inc.	383,526
18,914	Levi Strauss & Co., Class A	376,010
14,633	PVH Corp.	912,514
10,602	Wolverine World Wide, Inc.	187,868
		3,247,446
	Tobacco — 0.6%
18,591	Universal Corp.	1,052,065
	Trading Companies & Distributors — 0.9%
10,661	Boise Cascade Co.	861,515
14,524	DNOW, Inc. (a)	220,620
13,425	Global Industrial Co.	410,268
		1,492,403
	Total Common Stocks	164,140,529
	(Cost $151,835,013)
MONEY MARKET FUNDS — 0.2%
323,196	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (c)	323,196
	(Cost $323,196)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$3,662,701	Citigroup, Inc., 3.66% (c), dated 01/30/26, due 02/02/26, with a maturity value of $3,663,818. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 02/15/28. The value of the collateral including accrued interest is $3,735,956. (d)	3,662,701
	(Cost $3,662,701)

	Total Investments — 102.2%	168,126,426
	(Cost $155,820,910)
	Net Other Assets and Liabilities — (2.2)%	(3,688,580)
	Net Assets — 100.0%	$164,437,846

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,943,889 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,662,701.

(c)	Rate shown reflects yield as of January 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$164,140,529	$164,140,529	$—	$—
Money Market Funds	323,196	323,196	—	—
Repurchase Agreements	3,662,701	—	3,662,701	—
Total Investments	$168,126,426	$164,463,725	$3,662,701	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,943,889
Non-cash Collateral(2)	(2,943,889)
Net Amount	$—
See Notes to Financial Statements

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,662,701
Non-cash Collateral(4)	(3,662,701)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.9%
103,217	Astronics Corp. (a)	$7,818,688
137,083	Cadre Holdings, Inc.	5,484,691
137,979	Intuitive Machines, Inc. (a) (b)	2,620,221
45,135	Mercury Systems, Inc. (a)	4,237,274
25,920	VSE Corp.	5,665,334
		25,826,208
	Automobile Components — 1.4%
235,642	Dana, Inc.	6,810,054
321,223	Garrett Motion, Inc.	5,794,863
		12,604,917
	Banks — 3.9%
290,253	Banc of California, Inc.	5,799,255
66,326	Bancorp (The), Inc. (a)	3,942,417
27,046	Bank First Corp.	3,773,999
18,792	City Holding Co.	2,313,107
28,764	Coastal Financial Corp. (a)	2,755,016
38,981	Community Financial System, Inc.	2,436,313
18,463	Nicolet Bankshares, Inc.	2,695,229
7,222	Park National Corp.	1,176,753
46,411	Pathward Financial, Inc.	4,190,449
15,925	Republic Bancorp, Inc., Class A	1,156,314
104,907	Seacoast Banking Corp. of Florida	3,508,090
16,906	Stock Yards Bancorp, Inc.	1,144,367
		34,891,309
	Beverages — 0.6%
105,627	Vita Coco (The) Co., Inc. (a)	5,635,200
	Biotechnology — 11.3%
178,304	Apellis Pharmaceuticals, Inc. (a)	4,026,104
192,793	Arcutis Biotherapeutics, Inc. (a)	4,891,158
960,349	Ardelyx, Inc. (a)	7,385,084
84,334	Arrowhead Pharmaceuticals, Inc. (a)	5,846,876
282,910	ARS Pharmaceuticals, Inc. (a) (b)	2,826,271
80,783	Beam Therapeutics, Inc. (a)	2,231,226
574,246	BioCryst Pharmaceuticals, Inc. (a)	3,778,539
191,899	Catalyst Pharmaceuticals, Inc. (a)	4,663,146
40,440	Celldex Therapeutics, Inc. (a)	994,824
107,877	CG Oncology, Inc. (a)	5,614,998
65,406	GRAIL, Inc. (a)	6,398,015
57,564	Kymera Therapeutics, Inc. (a)	4,184,327
581,298	MannKind Corp. (a)	3,359,902
330,809	MiMedx Group, Inc. (a)	1,690,434
70,888	Mirum Pharmaceuticals, Inc. (a)	7,317,059
Shares	Description	Value

	Biotechnology (Continued)
159,607	Newamsterdam Pharma Co. N.V. (a)	$4,966,970
18,997	Praxis Precision Medicines, Inc. (a)	5,965,058
51,276	Protagonist Therapeutics, Inc. (a)	4,194,377
100,611	Spyre Therapeutics, Inc. (a)	3,217,540
146,536	Travere Therapeutics, Inc. (a)	4,555,804
70,602	Twist Bioscience Corp. (a)	2,899,624
106,395	Veracyte, Inc. (a)	4,051,522
30,519	Vericel Corp. (a)	1,098,074
179,911	Viridian Therapeutics, Inc. (a)	5,937,063
		102,093,995
	Broadline Retail — 0.1%
62,394	Groupon, Inc. (a) (b)	882,875
	Building Products — 0.4%
30,753	AZZ, Inc.	3,822,290
	Capital Markets — 1.9%
119,121	Acadian Asset Management, Inc.	6,601,686
54,977	Artisan Partners Asset Management, Inc., Class A	2,447,576
369,080	BGC Group, Inc., Class A	3,362,319
270,381	WisdomTree, Inc.	4,380,172
		16,791,753
	Chemicals — 1.8%
93,188	Chemours (The) Co.	1,396,888
15,762	Hawkins, Inc.	2,053,000
75,682	Ingevity Corp. (a)	4,979,119
203,379	Perimeter Solutions, Inc. (a)	5,318,361
38,380	Scotts Miracle-Gro (The) Co.	2,464,764
		16,212,132
	Commercial Services & Supplies — 2.4%
57,158	Brady Corp., Class A	4,942,452
67,271	Cimpress PLC (a)	5,320,463
117,182	CoreCivic, Inc. (a)	2,171,382
188,012	OPENLANE, Inc. (a)	5,647,881
311,822	Pitney Bowes, Inc.	3,252,304
		21,334,482
	Communications Equipment — 1.8%
128,490	Applied Optoelectronics, Inc. (a)	5,603,449
103,473	Digi International, Inc. (a)	4,456,582
65,992	Extreme Networks, Inc. (a)	962,163
308,812	Vistance Networks, Inc. (a)	5,558,616
		16,580,810
	Construction & Engineering — 2.7%
17,875	Argan, Inc.	6,204,591
177,387	Centuri Holdings, Inc. (a)	4,895,881
14,113	Limbach Holdings, Inc. (a)	1,213,436
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
20,494	MYR Group, Inc. (a)	$5,124,320
83,548	Tutor Perini Corp.	6,591,102
		24,029,330
	Construction Materials — 0.2%
18,696	United States Lime & Minerals, Inc.	2,253,429
	Consumer Finance — 1.0%
20,235	Dave, Inc. (a)	3,312,267
35,621	Enova International, Inc. (a)	5,883,521
		9,195,788
	Consumer Staples Distribution & Retail — 0.5%
71,860	Chefs’ Warehouse (The), Inc. (a)	4,519,994
	Diversified Consumer Services — 1.6%
74,140	Driven Brands Holdings, Inc. (a)	1,152,877
133,029	Laureate Education, Inc. (a)	4,562,895
158,916	OneSpaWorld Holdings Ltd.	3,122,700
112,377	Perdoceo Education Corp.	3,599,435
85,717	Universal Technical Institute, Inc. (a)	2,385,504
		14,823,411
	Diversified REITs — 0.7%
128,924	Broadstone Net Lease, Inc.	2,386,383
383,238	Global Net Lease, Inc.	3,625,432
		6,011,815
	Diversified Telecommunication Services — 1.7%
91,729	Globalstar, Inc. (a)	5,652,341
43,740	IDT Corp., Class B	2,127,076
63,208	Iridium Communications, Inc.	1,259,103
441,811	Liberty Latin America Ltd., Class C (a)	3,437,290
319,475	Uniti Group, Inc. (a)	2,658,032
		15,133,842
	Electrical Equipment — 3.1%
38,176	American Superconductor Corp. (a)	1,142,226
488,548	Eos Energy Enterprises, Inc. (a)	7,152,343
557,680	Plug Power, Inc. (a)	1,179,493
14,058	Powell Industries, Inc.	6,235,988
57,688	Power Solutions International, Inc. (a) (b)	4,133,922
51,079	Vicor Corp. (a)	8,053,626
		27,897,598
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 2.5%
168,644	Aeva Technologies, Inc. (a)	$2,153,584
32,999	Bel Fuse, Inc., Class B	6,639,069
625,563	Evolv Technologies Holdings, Inc. (a)	3,872,235
53,711	Napco Security Technologies, Inc.	1,981,398
149,269	nLight, Inc. (a)	6,808,159
50,759	Ouster, Inc. (a)	1,057,310
		22,511,755
	Energy Equipment & Services — 1.5%
49,029	Cactus, Inc., Class A	2,756,901
88,128	Kodiak Gas Services, Inc.	3,702,257
121,795	Solaris Energy Infrastructure, Inc.	6,721,866
		13,181,024
	Entertainment — 0.8%
27,852	Atlanta Braves Holdings, Inc., Class C (a)	1,112,130
47,270	Cinemark Holdings, Inc.	1,119,354
83,111	Madison Square Garden Entertainment Corp. (a)	5,142,078
		7,373,562
	Financial Services — 2.2%
69,846	Cannae Holdings, Inc.	1,006,481
37,774	EVERTEC, Inc.	1,133,598
25,513	Federal Agricultural Mortgage Corp., Class C	4,319,351
232,762	Flywire Corp. (a)	2,932,801
71,261	HA Sustainable Infrastructure Capital, Inc.	2,452,091
693,883	Marqeta, Inc., Class A (a)	2,865,737
104,325	Paymentus Holdings, Inc., Class A (a)	2,788,607
195,486	Payoneer Global, Inc. (a)	1,249,155
79,614	Remitly Global, Inc. (a)	1,052,497
		19,800,318
	Food Products — 0.6%
36,754	Freshpet, Inc. (a)	2,561,754
61,144	Tootsie Roll Industries, Inc.	2,316,135
34,396	Vital Farms, Inc. (a)	978,566
		5,856,455
	Gas Utilities — 0.4%
26,419	Chesapeake Utilities Corp.	3,399,597
	Ground Transportation — 0.1%
213,745	Hertz Global Holdings, Inc. (a) (b)	1,047,350
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 2.9%
266,100	Alphatec Holdings, Inc. (a)	$3,946,263
98,212	Artivion, Inc. (a)	4,004,103
113,231	AtriCure, Inc. (a)	4,181,621
55,889	Haemonetics Corp. (a)	3,725,561
13,550	LeMaitre Vascular, Inc.	1,151,343
84,959	Novocure Ltd. (a)	1,053,492
203,782	Tandem Diabetes Care, Inc. (a)	4,053,224
14,844	UFP Technologies, Inc. (a)	3,727,922
		25,843,529
	Health Care Providers & Services — 5.1%
20,850	Addus HomeCare Corp. (a)	2,157,558
283,480	Alignment Healthcare, Inc. (a)	6,386,804
149,502	BrightSpring Health Services, Inc. (a)	5,870,944
518,893	Brookdale Senior Living, Inc. (a)	7,783,395
113,803	Concentra Group Holdings Parent, Inc.	2,524,151
43,052	GeneDx Holdings Corp. (a)	4,144,185
636,227	LifeStance Health Group, Inc. (a)	4,498,125
188,916	Privia Health Group, Inc. (a)	4,386,629
218,032	Progyny, Inc. (a)	5,204,424
42,203	U.S. Physical Therapy, Inc.	3,539,566
		46,495,781
	Health Care REITs — 0.4%
31,964	LTC Properties, Inc.	1,165,727
14,376	National Health Investors, Inc.	1,180,557
47,123	Sila Realty Trust, Inc.	1,147,445
		3,493,729
	Health Care Technology — 0.2%
125,253	Schrodinger, Inc. (a)	1,749,784
	Hotels, Restaurants & Leisure — 2.1%
44,362	Cheesecake Factory (The), Inc. (b)	2,571,222
218,571	First Watch Restaurant Group, Inc. (a)	3,494,950
292,741	Global Business Travel Group I (a)	2,005,276
23,395	Monarch Casino & Resort, Inc.	2,141,344
28,550	Papa John’s International, Inc.	1,004,104
53,204	Red Rock Resorts, Inc., Class A	3,358,769
169,626	Rush Street Interactive, Inc. (a)	2,997,291
71,626	Six Flags Entertainment Corp. (a)	1,289,984
		18,862,940
Shares	Description	Value

	Household Products — 0.1%
5,583	WD-40 Co.	$1,290,957
	Insurance — 3.6%
115,483	Bowhead Specialty Holdings, Inc. (a)	2,836,262
17,194	HCI Group, Inc.	2,728,172
78,665	Lemonade, Inc. (a)	6,822,615
229,357	Oscar Health, Inc., Class A (a)	3,291,273
33,245	Palomar Holdings, Inc. (a)	4,108,750
45,629	Root, Inc., Class A (a)	2,834,930
255,768	SiriusPoint Ltd. (a)	5,220,225
87,632	Skyward Specialty Insurance Group, Inc. (a)	3,910,140
29,390	Trupanion, Inc. (a)	940,186
		32,692,553
	Interactive Media & Services — 0.9%
85,947	Cargurus, Inc. (a)	2,784,683
888,701	fuboTV, Inc., Class A (a)	1,981,803
73,690	Yelp, Inc. (a)	2,017,632
220,216	ZoomInfo Technologies, Inc. (a)	1,772,739
		8,556,857
	IT Services — 1.7%
134,424	Applied Digital Corp. (a)	4,554,285
116,355	DigitalOcean Holdings, Inc. (a)	6,428,614
439,988	Fastly, Inc., Class A (a)	4,069,889
		15,052,788
	Life Sciences Tools & Services — 0.7%
344,760	Adaptive Biotechnologies Corp. (a)	6,378,060
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e)	0
		6,378,060
	Machinery — 3.4%
6,541	Alamo Group, Inc.	1,277,523
107,859	Atmus Filtration Technologies, Inc.	6,252,586
70,117	Blue Bird Corp. (a)	3,527,586
93,551	CECO Environmental Corp. (a)	6,308,144
28,736	Enerpac Tool Group Corp.	1,159,785
93,797	Gorman-Rupp (The) Co.	5,110,999
799,832	Microvast Holdings, Inc. (a) (b)	2,095,560
15,173	Standex International Corp.	3,641,520
41,560	Trinity Industries, Inc.	1,194,434
		30,568,137
	Media — 0.1%
96,043	DoubleVerify Holdings, Inc. (a)	1,039,185
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining — 0.5%
280,300	Ivanhoe Electric, Inc. (a)	$4,790,327
	Mortgage REITs — 1.7%
126,589	ARMOUR Residential REIT, Inc.	2,202,649
117,074	Blackstone Mortgage Trust, Inc., Class A	2,253,674
235,258	Dynex Capital, Inc.	3,265,381
329,822	Ellington Financial, Inc.	4,238,213
262,623	PennyMac Mortgage Investment Trust	3,106,830
		15,066,747
	Oil, Gas & Consumable Fuels — 0.6%
225,410	Calumet, Inc. (a)	5,051,438
	Passenger Airlines — 0.4%
699,765	Frontier Group Holdings, Inc. (a) (b)	3,246,910
	Pharmaceuticals — 4.3%
444,351	Amneal Pharmaceuticals, Inc. (a)	6,078,722
56,730	ANI Pharmaceuticals, Inc. (a)	4,643,351
23,593	Crinetics Pharmaceuticals, Inc. (a)	1,178,234
91,409	Harrow, Inc. (a) (b)	3,742,284
29,621	Ligand Pharmaceuticals, Inc. (a)	5,690,194
162,334	Liquidia Corp. (a)	6,881,338
184,471	Ocular Therapeutix, Inc. (a)	1,686,065
173,066	Pacira BioSciences, Inc. (a)	3,554,776
17,801	Prestige Consumer Healthcare, Inc. (a)	1,147,630
68,383	Tarsus Pharmaceuticals, Inc. (a)	4,413,439
		39,016,033
	Professional Services — 5.3%
61,855	Barrett Business Services, Inc.	2,350,490
44,386	CBIZ, Inc. (a)	1,746,589
22,311	CRA International, Inc.	4,215,440
72,999	CSG Systems International, Inc.	5,821,670
15,809	Exponent, Inc.	1,136,193
226,830	First Advantage Corp. (a)	3,062,205
32,382	Huron Consulting Group, Inc. (a)	5,472,558
43,959	Innodata, Inc. (a) (b)	2,437,087
331,918	Legalzoom.com, Inc. (a)	2,950,751
283,924	Planet Labs PBC (a)	7,089,582
225,995	Upwork, Inc. (a)	4,526,680
54,003	Willdan Group, Inc. (a)	6,815,179
		47,624,424
	Real Estate Management & Development — 0.6%
75,447	St. Joe (The) Co.	4,993,837
Shares	Description	Value

	Residential REITs — 0.2%
69,062	UMH Properties, Inc.	$1,079,439
73,835	Veris Residential, Inc.	1,121,554
		2,200,993
	Retail REITs — 1.7%
53,497	Acadia Realty Trust	1,070,475
5,044	Alexander’s, Inc.	1,235,276
142,012	Curbline Properties Corp.	3,443,791
40,145	Getty Realty Corp.	1,198,730
79,395	InvenTrust Properties Corp.	2,333,419
186,837	NETSTREIT Corp.	3,520,009
67,117	Tanger, Inc.	2,196,068
		14,997,768
	Semiconductors & Semiconductor Equipment — 1.4%
141,920	ACM Research, Inc., Class A (a)	8,248,390
31,621	Ambarella, Inc. (a)	2,025,009
313,660	Navitas Semiconductor Corp. (a)	2,691,203
		12,964,602
	Software — 8.0%
126,589	A10 Networks, Inc.	2,207,712
191,075	Adeia, Inc.	3,456,547
27,729	Agilysys, Inc. (a)	2,405,491
21,534	Alarm.com Holdings, Inc. (a)	1,050,428
284,611	Amplitude, Inc., Class A (a)	2,609,883
126,462	Appian Corp., Class A (a)	3,528,290
80,140	Asana, Inc., Class A (a)	821,435
35,360	Blackbaud, Inc. (a)	1,898,832
40,510	BlackLine, Inc. (a)	1,882,500
96,118	Braze, Inc., Class A (a)	2,001,177
379,329	Cipher Mining, Inc. (a)	6,054,091
221,304	Cleanspark, Inc. (a)	2,620,239
127,672	Clear Secure, Inc., Class A	4,164,661
182,817	Freshworks, Inc., Class A (a)	1,970,767
23,967	Intapp, Inc. (a)	813,680
68,971	Klaviyo, Inc., Class A (a)	1,531,846
112,220	LiveRamp Holdings, Inc. (a)	2,732,557
42,855	nCino, Inc. (a)	914,954
134,595	NextNav, Inc. (a) (b)	1,932,784
120,336	Porch Group, Inc. (a)	949,451
52,130	Progress Software Corp. (a)	2,133,160
114,133	RingCentral, Inc., Class A (a)	2,953,762
423,648	Sprinklr, Inc., Class A (a)	2,702,874
147,145	Teradata Corp. (a)	4,196,575
389,827	Terawulf, Inc. (a) (b)	5,211,987
38,211	Workiva, Inc. (a)	2,943,011
408,917	Yext, Inc. (a)	2,927,846
220,100	Zeta Global Holdings Corp., Class A (a)	4,089,458
		72,705,998
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 0.5%
185,857	Outfront Media, Inc.	$4,520,042
	Specialty Retail — 0.6%
173,464	National Vision Holdings, Inc. (a)	4,570,777
50,428	Warby Parker, Inc., Class A (a)	1,286,418
		5,857,195
	Technology Hardware, Storage & Peripherals — 0.8%
82,476	Diebold Nixdorf, Inc. (a)	5,691,669
56,987	GPGI, Inc. (a)	1,343,183
		7,034,852
	Tobacco — 0.6%
41,314	Turning Point Brands, Inc.	5,005,191
	Trading Companies & Distributors — 2.7%
777,609	Custom Truck One Source, Inc. (a)	4,914,489
120,336	Distribution Solutions Group, Inc. (a)	3,416,339
40,788	DXP Enterprises, Inc. (a)	5,304,479
10,474	McGrath RentCorp	1,169,841
24,294	Willis Lease Finance Corp.	4,428,310
94,143	Xometry, Inc., Class A (a)	5,378,390
		24,611,848
	Water Utilities — 0.6%
30,905	American States Water Co.	2,254,828
25,354	California Water Service Group	1,133,324
45,722	H2O America	2,379,373
		5,767,525
	Wireless Telecommunication Services — 0.1%
235,767	Gogo, Inc. (a)	1,082,171
	Total Common Stocks	902,273,440
	(Cost $766,636,193)
MONEY MARKET FUNDS — 0.2%
1,450,594	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (f)	1,450,594
	(Cost $1,450,594)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.8%
$16,381,295	Mizuho Financial Group, Inc., 3.66% (f), dated 01/30/26, due 02/02/26, with a maturity value of $16,386,291. Collateralized by U.S. Treasury Note, interest rate of 4.38%, due 05/15/34. The value of the collateral including accrued interest is $16,708,924. (g)	$16,381,295
	(Cost $16,381,295)

	Total Investments — 101.9%	920,105,329
	(Cost $784,468,082)
	Net Other Assets and Liabilities — (1.9)%	(16,750,998)
	Net Assets — 100.0%	$903,354,331

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $15,708,919 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $16,381,295.

(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2F - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At January 31,
2026, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of January 31, 2026.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$6,378,060	$6,378,060	$—	$— **
Other Industry Categories*	895,895,380	895,895,380	—	—
Money Market Funds	1,450,594	1,450,594	—	—
Repurchase Agreements	16,381,295	—	16,381,295	—
Total Investments	$920,105,329	$903,724,034	$16,381,295	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$15,708,919
Non-cash Collateral(2)	(15,708,919)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$16,381,295
Non-cash Collateral(4)	(16,381,295)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At January 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At January 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities
January 31, 2026 (Unaudited)

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
ASSETS:
Investments, at value	$1,409,912,742	$1,241,351,757	$1,030,953,267
Cash	—	—	—
Receivables:
Dividends	1,003,088	1,033,906	297,653
Investment securities sold	—	—	—
Capital shares sold	—	—	—
Securities lending income	—	3,149	8,277
Prepaid expenses	9,577	8,646	7,454
Total Assets	1,410,925,407	1,242,397,458	1,031,266,651

LIABILITIES:
Payables:
Investment advisory fees	596,494	523,646	422,487
Shareholder reporting fees	20,602	27,654	25,723
Audit and tax fees	19,850	19,306	19,615
Licensing fees	619	618	618
Trustees’ fees	390	464	512
Investment securities purchased	—	—	—
Capital shares redeemed	—	—	—
Collateral for securities on loan	—	2,648,430	15,810,134
Other liabilities	185,071	167,191	139,072
Total Liabilities	823,026	3,387,309	16,418,161
NET ASSETS	$1,410,102,381	$1,239,010,149	$1,014,848,490

NET ASSETS consist of:
Paid-in capital	$1,451,135,896	$1,347,560,695	$1,197,390,456
Par value	114,500	93,500	84,500
Accumulated distributable earnings (loss)	(41,148,015)	(108,644,046)	(182,626,466)
NET ASSETS	$1,410,102,381	$1,239,010,149	$1,014,848,490
NET ASSET VALUE, per share	$123.15	$132.51	$120.10
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	11,450,002	9,350,002	8,450,002
Investments, at cost	$1,189,390,705	$1,063,361,640	$872,753,875
Securities on loan, at value	$—	$3,093,430	$14,826,166
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$1,236,059,985	$1,274,077,623	$127,887,412	$410,529,590	$211,580,829	$496,581,294
—	42,978	—	—	—	—

1,311,110	262,974	136,707	64,960	322,505	23,701
—	—	—	—	—	—
—	—	—	—	—	—
145	—	265	2,115	310	3,153
8,571	9,194	3,978	4,951	—	—
1,237,379,811	1,274,392,769	128,028,362	410,601,616	211,903,644	496,608,148

516,238	547,452	53,013	169,400	124,106	292,384
28,757	19,328	5,106	7,927	—	—
19,721	19,700	19,885	19,472	—	—
618	619	618	618	—	—
462	399	657	575	—	—
—	—	257,522	—	353,504	—
—	—	—	—	—	—
1,518	15	836,868	3,149,874	812,401	3,774,360
162,623	165,294	29,038	58,274	—	—
729,937	752,807	1,202,707	3,406,140	1,290,011	4,066,744
$1,236,649,874	$1,273,639,962	$126,825,655	$407,195,476	$210,613,633	$492,541,404

$1,362,356,623	$1,280,710,047	$152,200,756	$395,419,817	$249,819,307	$551,635,237
137,000	78,500	13,500	24,500	36,000	52,000
(125,843,749)	(7,148,585)	(25,388,601)	11,751,159	(39,241,674)	(59,145,833)
$1,236,649,874	$1,273,639,962	$126,825,655	$407,195,476	$210,613,633	$492,541,404
$90.27	$162.25	$93.94	$166.20	$58.50	$94.72
13,700,002	7,850,002	1,350,002	2,450,002	3,600,002	5,200,002
$1,108,480,222	$1,043,528,588	$116,282,001	$337,521,840	$191,586,689	$425,501,319
$—	$—	$778,562	$2,937,536	$799,516	$3,929,847
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Assets and Liabilities (Continued)
January 31, 2026 (Unaudited)

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
ASSETS:
Investments, at value	$168,126,426	$920,105,329
Cash	—	—
Receivables:
Dividends	74,652	117,714
Investment securities sold	3,039,667	—
Capital shares sold	—	4,990,811
Securities lending income	1,440	7,313
Prepaid expenses	—	—
Total Assets	171,242,185	925,221,167

LIABILITIES:
Payables:
Investment advisory fees	96,554	500,364
Shareholder reporting fees	—	—
Audit and tax fees	—	—
Licensing fees	—	—
Trustees’ fees	—	—
Investment securities purchased	—	4,985,177
Capital shares redeemed	3,045,084	—
Collateral for securities on loan	3,662,701	16,381,295
Other liabilities	—	—
Total Liabilities	6,804,339	21,866,836
NET ASSETS	$164,437,846	$903,354,331

NET ASSETS consist of:
Paid-in capital	$216,027,982	$922,638,990
Par value	27,000	90,500
Accumulated distributable earnings (loss)	(51,617,136)	(19,375,159)
NET ASSETS	$164,437,846	$903,354,331
NET ASSET VALUE, per share	$60.90	$99.82
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,700,002	9,050,002
Investments, at cost	$155,820,910	$784,468,082
Securities on loan, at value	$2,943,889	$15,708,919
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations
For the Six Months Ended January 31, 2026 (Unaudited)

	First Trust Large Cap Core AlphaDEX® Fund (FEX)	First Trust Mid Cap Core AlphaDEX® Fund (FNX)	First Trust Small Cap Core AlphaDEX® Fund (FYX)
INVESTMENT INCOME:
Dividends	$11,996,415	$9,866,548	$7,381,669
Securities lending income (net of fees)	1,051	43,903	107,632
Foreign withholding tax	(3,198)	(3,989)	(6,055)
Total investment income	11,994,268	9,906,462	7,483,246

EXPENSES:
Investment advisory fees	3,451,546	2,970,289	2,295,332
Accounting and administration fees	300,564	264,932	211,514
Transfer agent fees	29,861	27,454	22,923
Shareholder reporting fees	26,951	32,558	29,253
Licensing fees	26,125	23,053	18,163
Custodian fees	19,908	22,644	25,097
Audit and tax fees	14,780	14,807	14,795
Legal fees	13,584	12,063	8,859
Trustees’ fees and expenses	5,320	5,259	5,130
Listing fees	4,344	4,344	3,840
Other expenses	105,065	92,378	68,149
Total expenses	3,998,048	3,469,781	2,703,055
NET INVESTMENT INCOME (LOSS)	7,996,220	6,436,681	4,780,191

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,783,397	(12,173,958)	(4,531,390)
In-kind redemptions	95,090,053	107,837,822	90,449,806
Net realized gain (loss)	96,873,450	95,663,864	85,918,416
Net change in unrealized appreciation (depreciation) on investments	34,073,226	44,725,225	89,281,474
NET REALIZED AND UNREALIZED GAIN (LOSS)	130,946,676	140,389,089	175,199,890
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,942,896	$146,825,770	$179,980,081

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Large Cap Value AlphaDEX® Fund (FTA)	First Trust Large Cap Growth AlphaDEX® Fund (FTC)	First Trust Multi Cap Value AlphaDEX® Fund (FAB)	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)	First Trust Mid Cap Value AlphaDEX® Fund (FNK)	First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

$14,989,461	$4,887,070	$1,558,568	$1,268,100	$2,567,274	$1,409,921
1,679	645	1,887	29,852	1,108	41,294
(2,672)	—	(1,003)	—	(1,092)	—
14,988,468	4,887,715	1,559,452	1,297,952	2,567,290	1,451,215

2,924,536	3,167,677	306,250	900,015	702,882 (a)	1,597,668 (a)
260,767	278,983	32,299	85,871	—	—
27,225	28,441	3,062	9,000	—	—
34,662	26,089	12,503	16,012	—	—
22,605	24,232	5,808	9,235	—	—
19,563	16,585	17,994	14,400	—	—
14,731	14,737	14,875	14,902	—	—
11,995	11,661	1,259	2,680	—	—
5,248	5,253	4,807	4,875	—	—
4,344	4,344	5,353	5,353	—	—
89,985	92,770	10,147	23,602	14,982	27,426
3,415,661	3,670,772	414,357	1,085,945	717,864	1,625,094
11,572,807	1,216,943	1,145,095	212,007	1,849,426	(173,879)

5,293,189	(4,351,679)	5,585,730	(3,034,866)	8,918,870	(7,964,594)
64,956,829	94,495,811	1,314,299	25,974,578	1,083,064	59,235,048
70,250,018	90,144,132	6,900,029	22,939,712	10,001,934	51,270,454
84,925,644	(43,029,194)	9,227,429	11,165,616	11,552,177	(1,687,591)
155,175,662	47,114,938	16,127,458	34,105,328	21,554,111	49,582,863
$166,748,469	$48,331,881	$17,272,553	$34,317,335	$23,403,537	$49,408,984
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Operations (Continued)
For the Six Months Ended January 31, 2026 (Unaudited)

	First Trust Small Cap Value AlphaDEX® Fund (FYT)	First Trust Small Cap Growth AlphaDEX® Fund (FYC)
INVESTMENT INCOME:
Dividends	$1,751,923	$2,171,613
Securities lending income (net of fees)	9,563	122,594
Foreign withholding tax	(1,125)	—
Total investment income	1,760,361	2,294,207

EXPENSES:
Investment advisory fees	497,783 (a)	2,280,911 (a)
Accounting and administration fees	—	—
Transfer agent fees	—	—
Shareholder reporting fees	—	—
Licensing fees	—	—
Custodian fees	—	—
Audit and tax fees	—	—
Legal fees	—	—
Trustees’ fees and expenses	—	—
Listing fees	—	—
Other expenses	9,446	34,051
Total expenses	507,229	2,314,962
NET INVESTMENT INCOME (LOSS)	1,253,132	(20,755)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,806,927	(4,476,022)
In-kind redemptions	1,104,286	72,187,941
Net realized gain (loss)	6,911,213	67,711,919
Net change in unrealized appreciation (depreciation) on investments	17,032,429	59,235,316
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,943,642	126,947,235
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,196,774	$126,926,480

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets

	First Trust Large Cap Core AlphaDEX® Fund (FEX)		First Trust Mid Cap Core AlphaDEX® Fund (FNX)
	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$7,996,220	$15,873,175	$6,436,681	$12,567,601
Net realized gain (loss)	96,873,450	152,524,210	95,663,864	90,214,789
Net change in unrealized appreciation (depreciation)	34,073,226	(14,091,202)	44,725,225	(83,845,314)
Net increase (decrease) in net assets resulting from operations	138,942,896	154,306,183	146,825,770	18,937,076

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(8,551,371)	(16,301,838)	(5,460,801)	(15,346,668)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	282,971,937	767,749,899	298,897,915	530,379,727
Cost of shares redeemed	(323,316,629)	(827,740,268)	(332,231,496)	(628,108,171)
Net increase (decrease) in net assets resulting from shareholder transactions	(40,344,692)	(59,990,369)	(33,333,581)	(97,728,444)
Total increase (decrease) in net assets	90,046,833	78,013,976	108,031,388	(94,138,036)

NET ASSETS:
Beginning of period	1,320,055,548	1,242,041,572	1,130,978,761	1,225,116,797
End of period	$1,410,102,381	$1,320,055,548	$1,239,010,149	$1,130,978,761

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	11,800,002	12,400,002	9,650,002	10,550,002
Shares sold	2,400,000	7,200,000	2,350,000	4,550,000
Shares redeemed	(2,750,000)	(7,800,000)	(2,650,000)	(5,450,000)
Shares outstanding, end of period	11,450,002	11,800,002	9,350,002	9,650,002
See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX® Fund (FYX)		First Trust Large Cap Value AlphaDEX® Fund (FTA)		First Trust Large Cap Growth AlphaDEX® Fund (FTC)		First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025

$4,780,191	$9,035,100	$11,572,807	$23,462,442	$1,216,943	$4,336,517	$1,145,095	$2,307,128
85,918,416	71,952,861	70,250,018	100,260,579	90,144,132	203,665,541	6,900,029	8,037,137
89,281,474	(96,451,555)	84,925,644	(85,457,707)	(43,029,194)	55,833,620	9,227,429	(12,963,422)
179,980,081	(15,463,594)	166,748,469	38,265,314	48,331,881	263,835,678	17,272,553	(2,619,157)

(5,238,641)	(11,286,807)	(12,718,907)	(24,265,323)	(1,295,250)	(4,306,746)	(1,224,737)	(2,422,588)

278,144,658	381,714,019	210,991,614	598,640,975	338,614,211	915,278,184	—	—
(255,680,528)	(468,797,883)	(226,669,591)	(737,407,830)	(336,673,455)	(1,054,168,670)	(8,557,832)	(24,613,912)
22,464,130	(87,083,864)	(15,677,977)	(138,766,855)	1,940,756	(138,890,486)	(8,557,832)	(24,613,912)
197,205,570	(113,834,265)	138,351,585	(124,766,864)	48,977,387	120,638,446	7,489,984	(29,655,657)

817,642,920	931,477,185	1,098,298,289	1,223,065,153	1,224,662,575	1,104,024,129	119,335,671	148,991,328
$1,014,848,490	$817,642,920	$1,236,649,874	$1,098,298,289	$1,273,639,962	$1,224,662,575	$126,825,655	$119,335,671

8,300,002	9,300,002	13,900,002	15,750,002	7,850,002	8,950,002	1,450,002	1,750,002
2,500,000	3,850,000	2,500,000	7,600,000	2,100,000	6,550,000	—	—
(2,350,000)	(4,850,000)	(2,700,000)	(9,450,000)	(2,100,000)	(7,650,000)	(100,000)	(300,000)
8,450,002	8,300,002	13,700,002	13,900,002	7,850,002	7,850,002	1,350,002	1,450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Statements of Changes in Net Assets (Continued)

	First Trust Multi Cap Growth AlphaDEX® Fund (FAD)		First Trust Mid Cap Value AlphaDEX® Fund (FNK)
	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$212,007	$691,210	$1,849,426	$3,491,900
Net realized gain (loss)	22,939,712	28,329,677	10,001,934	5,522,556
Net change in unrealized appreciation (depreciation)	11,165,616	17,296,739	11,552,177	(19,047,560)
Net increase (decrease) in net assets resulting from operations	34,317,335	46,317,626	23,403,537	(10,033,104)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(186,090)	(1,232,356)	(1,746,361)	(3,666,512)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	153,112,266	185,144,667	2,768,845	47,759,607
Cost of shares redeemed	(80,626,017)	(139,096,852)	(5,557,182)	(70,604,962)
Net increase (decrease) in net assets resulting from shareholder transactions	72,486,249	46,047,815	(2,788,337)	(22,845,355)
Total increase (decrease) in net assets	106,617,494	91,133,085	18,868,839	(36,544,971)

NET ASSETS:
Beginning of period	300,577,982	209,444,897	191,744,794	228,289,765
End of period	$407,195,476	$300,577,982	$210,613,633	$191,744,794

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,000,002	1,650,002	3,650,002	4,100,002
Shares sold	950,000	1,350,000	50,000	900,000
Shares redeemed	(500,000)	(1,000,000)	(100,000)	(1,350,000)
Shares outstanding, end of period	2,450,002	2,000,002	3,600,002	3,650,002
See Notes to Financial Statements

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)		First Trust Small Cap Value AlphaDEX® Fund (FYT)		First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025

$(173,879)	$372,659	$1,253,132	$2,270,557	$(20,755)	$1,102,417
51,270,454	20,167,786	6,911,213	(460,688)	67,711,919	15,752,611
(1,687,591)	10,196,680	17,032,429	(24,519,148)	59,235,316	19,591,242
49,408,984	30,737,125	25,196,774	(22,709,279)	126,926,480	36,446,270

—	(2,174,241)	(1,321,726)	(2,338,836)	(496,640)	(2,409,706)

204,760,473	194,501,268	20,308,928	13,825,966	509,931,720	334,864,071
(161,914,421)	(171,405,594)	(5,859,762)	(49,830,565)	(192,260,396)	(205,093,475)
42,846,052	23,095,674	14,449,166	(36,004,599)	317,671,324	129,770,596
92,255,036	51,658,558	38,324,214	(61,052,714)	444,101,164	163,807,160

400,286,368	348,627,810	126,113,632	187,166,346	459,253,167	295,446,007
$492,541,404	$400,286,368	$164,437,846	$126,113,632	$903,354,331	$459,253,167

4,750,002	4,550,002	2,450,002	3,200,002	5,750,002	4,150,002
2,200,000	2,400,000	350,000	250,000	5,400,000	4,400,000
(1,750,000)	(2,200,000)	(100,000)	(1,000,000)	(2,100,000)	(2,800,000)
5,200,002	4,750,002	2,700,002	2,450,002	9,050,002	5,750,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights
For a share outstanding throughout each period

First Trust Large Cap Core AlphaDEX® Fund (FEX)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$111.87	$100.16	$87.55	$81.83	$86.85	$62.29
Income from investment operations:
Net investment income (loss)	0.68 (a)	1.30 (a)	1.18 (a)	1.35 (a)	1.01	0.71
Net realized and unrealized gain (loss)	11.33	11.75	12.60	5.74	(5.08)	24.55
Total from investment operations	12.01	13.05	13.78	7.09	(4.07)	25.26
Distributions paid to shareholders from:
Net investment income	(0.73)	(1.34)	(1.17)	(1.37)	(0.95)	(0.70)
Net asset value, end of period	$123.15	$111.87	$100.16	$87.55	$81.83	$86.85
Total return (b)	10.77%	13.12%	15.89%	8.86%	(4.73)%	40.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,410,102	$1,320,056	$1,242,042	$1,181,943	$1,104,730	$1,189,909
Ratio of total expenses to average net assets	0.58% (c)	0.57%	0.58%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.16% (c)	1.24%	1.30%	1.67%	1.16%	0.94%
Portfolio turnover rate (d)	45%	83%	88%	87%	87%	91%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$117.20	$116.12	$101.01	$92.46	$99.26	$64.83
Income from investment operations:
Net investment income (loss)	0.69 (a)	1.21 (a)	1.13 (a)	1.11 (a)	1.08	0.70
Net realized and unrealized gain (loss)	15.21	1.34	15.17	8.60	(6.74)	34.51
Total from investment operations	15.90	2.55	16.30	9.71	(5.66)	35.21
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.47)	(1.19)	(1.16)	(1.14)	(0.78)
Net asset value, end of period	$132.51	$117.20	$116.12	$101.01	$92.46	$99.26
Total return (b)	13.59%	2.23%	16.28%	10.70%	(5.74)%	54.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,239,010	$1,130,979	$1,225,117	$1,080,834	$975,495	$1,027,303
Ratio of total expenses to average net assets	0.58% (c) (d)	0.58%	0.58%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.08% (c) (d)	1.05%	1.11%	1.22%	1.12%	0.79%
Portfolio turnover rate (e)	53%	96%	103%	106%	95%	114%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Core AlphaDEX® Fund (FYX)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$98.51	$100.16	$88.60	$84.49	$91.31	$55.98
Income from investment operations:
Net investment income (loss)	0.58 (a)	0.99 (a)	1.11 (a)	0.95 (a)	1.05	0.61
Net realized and unrealized gain (loss)	21.65	(1.42)	11.57	4.13	(6.92)	35.35
Total from investment operations	22.23	(0.43)	12.68	5.08	(5.87)	35.96
Distributions paid to shareholders from:
Net investment income	(0.64)	(1.22)	(1.12)	(0.97)	(0.95)	(0.63)
Net asset value, end of period	$120.10	$98.51	$100.16	$88.60	$84.49	$91.31
Total return (b)	22.62%	(0.44)%	14.47%	6.16%	(6.50)%	64.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,014,848	$817,643	$931,477	$872,703	$827,993	$917,700
Ratio of total expenses to average net assets	0.59% (c)	0.58% (d)	0.59%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	1.04% (c)	1.02% (d)	1.27%	1.17%	1.18%	0.77%
Portfolio turnover rate (e)	52%	102%	112%	109%	94%	116%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Value AlphaDEX® Fund (FTA)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$79.01	$77.65	$70.36	$66.10	$65.80	$46.39
Income from investment operations:
Net investment income (loss)	0.84 (a)	1.56 (a)	1.54 (a)	1.50 (a)	1.21	1.01
Net realized and unrealized gain (loss)	11.34	1.41	7.29	4.22	0.27 (b)	19.41
Total from investment operations	12.18	2.97	8.83	5.72	1.48	20.42
Distributions paid to shareholders from:
Net investment income	(0.92)	(1.61)	(1.54)	(1.46)	(1.18)	(1.01)
Net asset value, end of period	$90.27	$79.01	$77.65	$70.36	$66.10	$65.80
Total return (c)	15.50%	3.88%	12.79%	8.90%	2.24%	44.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,236,650	$1,098,298	$1,223,065	$1,252,398	$1,160,039	$1,065,981
Ratio of total expenses to average net assets	0.58% (d)	0.58%	0.58%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.98% (d)	2.01%	2.19%	2.27%	1.79%	1.76%
Portfolio turnover rate (e)	43%	75%	81%	80%	75%	91%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$156.01	$123.35	$104.13	$96.84	$112.65	$82.09
Income from investment operations:
Net investment income (loss)	0.15 (a)	0.53 (a)	0.37 (a)	0.93 (a)	0.37	(0.07)
Net realized and unrealized gain (loss)	6.26	32.66	19.25	7.36	(15.96)	30.67
Total from investment operations	6.41	33.19	19.62	8.29	(15.59)	30.60
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.53)	(0.40)	(1.00)	(0.22)	(0.04)
Net asset value, end of period	$162.25	$156.01	$123.35	$104.13	$96.84	$112.65
Total return (b)	4.11%	26.96%	18.89%	8.71%	(13.84)%	37.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,273,640	$1,224,663	$1,104,024	$1,036,129	$929,704	$1,194,111
Ratio of total expenses to average net assets	0.58% (c)	0.58%	0.58%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	0.19% (c)	0.39%	0.33%	0.98%	0.32%	(0.07)%
Portfolio turnover rate (d)	51%	114%	116%	127%	121%	116%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$82.30	$85.14	$75.69	$70.76	$71.04	$46.72
Income from investment operations:
Net investment income (loss)	0.83 (a)	1.47 (a)	1.52 (a)	1.38 (a)	1.20	0.84
Net realized and unrealized gain (loss)	11.70	(2.78)	9.47	4.94	(0.35)	24.34
Total from investment operations	12.53	(1.31)	10.99	6.32	0.85	25.18
Distributions paid to shareholders from:
Net investment income	(0.89)	(1.53)	(1.54)	(1.39)	(1.13)	(0.86)
Net asset value, end of period	$93.94	$82.30	$85.14	$75.69	$70.76	$71.04
Total return (b)	15.30%	(1.53)%	14.76%	9.19%	1.20%	54.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$126,826	$119,336	$148,991	$174,084	$176,894	$166,942
Ratio of total expenses to average net assets	0.68% (c) (d)	0.65%	0.64%	0.64%	0.66%	0.69%
Ratio of net investment income (loss) to average net assets	1.87% (c) (d)	1.79%	2.01%	1.96%	1.64%	1.43%
Portfolio turnover rate (e)	46%	86%	87%	85%	76%	92%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$150.29	$126.94	$109.30	$101.49	$119.58	$83.11
Income from investment operations:
Net investment income (loss)	0.10 (a)	0.40 (a)	0.31 (a)	0.72 (a)	0.46	(0.11)
Net realized and unrealized gain (loss)	15.89	23.71	17.64	7.81	(18.27)	36.71
Total from investment operations	15.99	24.11	17.95	8.53	(17.81)	36.60
Distributions paid to shareholders from:
Net investment income	(0.08)	(0.76)	(0.31)	(0.72)	(0.28)	(0.13)
Net asset value, end of period	$166.20	$150.29	$126.94	$109.30	$101.49	$119.58
Total return (b)	10.64%	19.06%	16.47%	8.50%	(14.91)%	44.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$407,195	$300,578	$209,445	$180,346	$182,686	$221,229
Ratio of total expenses to average net assets	0.60% (c) (d)	0.62%	0.62%	0.64%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets	0.12% (c) (d)	0.29%	0.28%	0.72%	0.39%	(0.09)%
Portfolio turnover rate (e)	51%	110%	115%	125%	115%	104%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.53	$55.68	$49.00	$44.58	$44.69	$27.71
Income from investment operations:
Net investment income (loss)	0.51 (a)	0.87 (a)	0.88 (a)	0.78 (a)	0.74	0.54
Net realized and unrealized gain (loss)	5.95	(3.11)	6.69	4.42	(0.16)	16.98
Total from investment operations	6.46	(2.24)	7.57	5.20	0.58	17.52
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.91)	(0.89)	(0.78)	(0.69)	(0.54)
Net asset value, end of period	$58.50	$52.53	$55.68	$49.00	$44.58	$44.69
Total return (b)	12.34%	(4.02)%	15.68%	11.95%	1.31%	63.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$210,614	$191,745	$228,290	$237,648	$222,894	$140,774
Ratio of total expenses to average net assets	0.71% (c) (d) (e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.84% (c) (d)	1.65%	1.79%	1.77%	1.63%	1.33%
Portfolio turnover rate (f)	55%	87%	98%	102%	84%	102%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$84.27	$76.62	$66.68	$61.22	$73.58	$51.23
Income from investment operations:
Net investment income (loss)	(0.04) (a)	0.08 (a)	0.05 (a)	0.21 (a)	0.01	(0.18)
Net realized and unrealized gain (loss)	10.49	8.05	9.95	5.49	(12.37)	22.69
Total from investment operations	10.45	8.13	10.00	5.70	(12.36)	22.51
Distributions paid to shareholders from:
Net investment income	—	(0.48)	(0.06)	(0.24)	—	(0.16)
Net asset value, end of period	$94.72	$84.27	$76.62	$66.68	$61.22	$73.58
Total return (b)	12.40%	10.64%	15.01%	9.37%	(16.80)%	44.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$492,541	$400,286	$348,628	$276,716	$281,629	$463,572
Ratio of total expenses to average net assets	0.71% (c) (d) (e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	(0.08)% (c) (d)	0.10%	0.07%	0.35%	0.09%	(0.24)%
Portfolio turnover rate (f)	69%	130%	134%	142%	136%	138%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Value AlphaDEX® Fund (FYT)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.47	$58.49	$50.47	$48.64	$50.28	$30.78
Income from investment operations:
Net investment income (loss)	0.50 (a)	0.79 (a)	0.87 (a)	0.66 (a)	0.67	0.45
Net realized and unrealized gain (loss)	9.46	(7.03)	7.95	1.96 (b)	(1.69)	19.52
Total from investment operations	9.96	(6.24)	8.82	2.62	(1.02)	19.97
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.78)	(0.80)	(0.79)	(0.62)	(0.47)
Net asset value, end of period	$60.90	$51.47	$58.49	$50.47	$48.64	$50.28
Total return (c)	19.44%	(10.75)%	17.68%	5.61%	(2.06)%	65.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$164,438	$126,114	$187,166	$174,136	$223,722	$268,991
Ratio of total expenses to average net assets	0.71% (d) (e)	0.70% (f)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.76% (d)	1.49% (f)	1.71%	1.42%	1.29%	1.08%
Portfolio turnover rate (g)	55%	113%	114%	110%	90%	109%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
Financial Highlights (Continued)
For a share outstanding throughout each period

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$79.87	$71.19	$63.92	$60.22	$71.14	$44.46
Income from investment operations:
Net investment income (loss)	(0.00) (a) (b)	0.20 (b)	0.23 (b)	0.36 (b)	0.54	0.03
Net realized and unrealized gain (loss)	20.03	8.97	7.34	3.47	(10.99)	26.72
Total from investment operations	20.03	9.17	7.57	3.83	(10.45)	26.75
Distributions paid to shareholders from:
Net investment income	(0.08)	(0.49)	(0.30)	(0.13)	(0.47)	(0.07)
Net asset value, end of period	$99.82	$79.87	$71.19	$63.92	$60.22	$71.14
Total return (c)	25.09%	12.93%	11.92%	6.38%	(14.81)%	60.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$903,354	$459,253	$295,446	$230,119	$201,727	$394,827
Ratio of total expenses to average net assets	0.71% (d) (e)	0.70% (f)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	(0.01)% (d)	0.27% (f)	0.37%	0.62%	0.88%	0.02%
Portfolio turnover rate (g)	65%	137%	141%	140%	132%	151%

(a)	Amount represents less than $0.01.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eleven Style Funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Style Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)
First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)
First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)
First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)
First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)
First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)
First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)
First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)
First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)
First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)
First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Large Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap CoreTM Index
First Trust Mid Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap CoreTM Index
First Trust Small Cap Core AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap CoreTM Index
First Trust Large Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap ValueTM Index
First Trust Large Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Large Cap GrowthTM Index
First Trust Multi Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Multi Cap ValueTM Index
First Trust Multi Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Multi Cap GrowthTM Index
First Trust Mid Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap ValueTM Index
First Trust Mid Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Mid Cap GrowthTM Index
First Trust Small Cap Value AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap ValueTM Index
First Trust Small Cap Growth AlphaDEX® Fund	Nasdaq AlphaDEX Small Cap GrowthTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2026, all the Funds except FEX, FTA, and FTC had securities in the securities lending program. During the six months ended January 31, 2026, all the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2026, were received as collateral for lending securities.
F. Restricted Securities
As of January 31, 2026, FAD and FYC held restricted securities as shown in the following tables that the Advisor has deemed illiquid pursuant to procedures adopted by FAD and FYC’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FAD
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
FYC
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Large Cap Core AlphaDEX® Fund	$16,301,838	$—	$—
First Trust Mid Cap Core AlphaDEX® Fund	15,346,668	—	—
First Trust Small Cap Core AlphaDEX® Fund	11,286,807	—	—
First Trust Large Cap Value AlphaDEX® Fund	24,265,323	—	—
First Trust Large Cap Growth AlphaDEX® Fund	4,306,746	—	—
First Trust Multi Cap Value AlphaDEX® Fund	2,422,588	—	—
First Trust Multi Cap Growth AlphaDEX® Fund	1,232,356	—	—
First Trust Mid Cap Value AlphaDEX® Fund	3,666,512	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	2,174,241	—	—
First Trust Small Cap Value AlphaDEX® Fund	2,338,836	—	—
First Trust Small Cap Growth AlphaDEX® Fund	2,409,706	—	—
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,246,888	$(348,556,557)	$175,770,129
First Trust Mid Cap Core AlphaDEX® Fund	36,161	(375,211,742)	125,166,566
First Trust Small Cap Core AlphaDEX® Fund	892,838	(420,786,538)	62,525,794
First Trust Large Cap Value AlphaDEX® Fund	2,065,286	(311,543,246)	29,604,649
First Trust Large Cap Growth AlphaDEX® Fund	208,488	(326,270,071)	271,876,367
First Trust Multi Cap Value AlphaDEX® Fund	201,330	(43,595,336)	1,957,589
First Trust Multi Cap Growth AlphaDEX® Fund	(31,592)	(82,026,664)	59,678,170
First Trust Mid Cap Value AlphaDEX® Fund	214,175	(67,968,864)	6,855,839
First Trust Mid Cap Growth AlphaDEX® Fund	(448,278)	(179,935,271)	71,828,732
First Trust Small Cap Value AlphaDEX® Fund	216,695	(70,518,944)	(5,189,935)
First Trust Small Cap Growth AlphaDEX® Fund	81,132	(221,017,065)	75,130,934

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of January 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Large Cap Core AlphaDEX® Fund	$348,556,557
First Trust Mid Cap Core AlphaDEX® Fund	375,211,742
First Trust Small Cap Core AlphaDEX® Fund	420,786,538
First Trust Large Cap Value AlphaDEX® Fund	311,543,246
First Trust Large Cap Growth AlphaDEX® Fund	326,270,071
First Trust Multi Cap Value AlphaDEX® Fund	43,595,336
First Trust Multi Cap Growth AlphaDEX® Fund	82,026,664
First Trust Mid Cap Value AlphaDEX® Fund	67,968,864
First Trust Mid Cap Growth AlphaDEX® Fund	179,935,271
First Trust Small Cap Value AlphaDEX® Fund	70,518,944
First Trust Small Cap Growth AlphaDEX® Fund	221,017,065
During the taxable year ended July 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Multi Cap Value AlphaDEX® Fund	$4,466,521
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Multi Cap Growth AlphaDEX® Fund	$31,592	$—
First Trust Mid Cap Growth AlphaDEX® Fund	448,278	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
As of January 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Large Cap Core AlphaDEX® Fund	$1,189,390,705	$248,522,560	$(28,000,523)	$220,522,037
First Trust Mid Cap Core AlphaDEX® Fund	1,063,361,640	213,465,560	(35,475,443)	177,990,117
First Trust Small Cap Core AlphaDEX® Fund	872,753,875	190,445,301	(32,245,909)	158,199,392
First Trust Large Cap Value AlphaDEX® Fund	1,108,480,222	159,105,531	(31,525,768)	127,579,763
First Trust Large Cap Growth AlphaDEX® Fund	1,043,528,588	258,415,673	(27,866,638)	230,549,035
First Trust Multi Cap Value AlphaDEX® Fund	116,282,001	16,647,107	(5,041,696)	11,605,411
First Trust Multi Cap Growth AlphaDEX® Fund	337,521,840	81,628,863	(8,621,113)	73,007,750
First Trust Mid Cap Value AlphaDEX® Fund	191,586,689	27,414,825	(7,420,685)	19,994,140
First Trust Mid Cap Growth AlphaDEX® Fund	425,501,319	87,142,170	(16,062,195)	71,079,975
First Trust Small Cap Value AlphaDEX® Fund	155,820,910	19,699,976	(7,394,460)	12,305,516
First Trust Small Cap Growth AlphaDEX® Fund	784,468,082	163,762,403	(28,125,156)	135,637,247
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Mid Cap Value AlphaDEX® Fund, First Trust Mid Cap Growth AlphaDEX® Fund, First Trust Small Cap Value AlphaDEX® Fund and First Trust Small Cap Growth AlphaDEX® Fund (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
J. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%
Fund net assets greater than $15 billion	0.5950%
For the First Trust Large Cap Core AlphaDEX® Fund, First Trust Mid Cap Core AlphaDEX® Fund, First Trust Small Cap Core AlphaDEX® Fund, First Trust Large Cap Value AlphaDEX® Fund, First Trust Large Cap Growth AlphaDEX® Fund, First Trust Multi Cap Value AlphaDEX® Fund and First Trust Multi Cap Growth AlphaDEX® Fund (the “Non-Unitary Fee Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the Non-Unitary Fee Funds, the Trust and First Trust have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). These Funds will have the Expense Cap in effect until at least November 30, 2026. For the six months ended January 31, 2026, there were no fees waived or expenses reimbursed by First Trust for these Funds.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended January 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$610,567,723	$610,278,926
First Trust Mid Cap Core AlphaDEX® Fund	619,236,515	617,745,838
First Trust Small Cap Core AlphaDEX® Fund	470,267,227	469,877,736
First Trust Large Cap Value AlphaDEX® Fund	494,410,486	497,136,046
First Trust Large Cap Growth AlphaDEX® Fund	635,234,738	633,721,622
First Trust Multi Cap Value AlphaDEX® Fund	56,232,435	56,179,849
First Trust Multi Cap Growth AlphaDEX® Fund	182,673,430	182,983,613
First Trust Mid Cap Value AlphaDEX® Fund	109,848,260	109,575,261
First Trust Mid Cap Growth AlphaDEX® Fund	311,038,668	310,413,857
First Trust Small Cap Value AlphaDEX® Fund	77,219,884	77,379,226
First Trust Small Cap Growth AlphaDEX® Fund	423,451,857	423,221,393
For the six months ended January 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Large Cap Core AlphaDEX® Fund	$282,826,802	$322,706,098
First Trust Mid Cap Core AlphaDEX® Fund	298,669,021	332,656,634
First Trust Small Cap Core AlphaDEX® Fund	277,512,986	256,467,872
First Trust Large Cap Value AlphaDEX® Fund	210,693,631	225,377,916
First Trust Large Cap Growth AlphaDEX® Fund	338,506,489	337,151,262
First Trust Multi Cap Value AlphaDEX® Fund	—	8,536,069
First Trust Multi Cap Growth AlphaDEX® Fund	153,045,470	80,645,663
First Trust Mid Cap Value AlphaDEX® Fund	2,762,579	5,548,107
First Trust Mid Cap Growth AlphaDEX® Fund	204,588,890	162,435,271
First Trust Small Cap Value AlphaDEX® Fund	20,271,827	5,841,648
First Trust Small Cap Growth AlphaDEX® Fund	509,541,381	192,443,123
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	188,388,861 850,554
Thomas J. Driscoll** Votes For Votes Withheld	188,401,161 838,254
Richard E. Erickson* Votes For Votes Withheld	188,119,335 1,120,080
Thomas R. Kadlec* Votes For Votes Withheld	188,093,297 1,146,118
Denise M. Keefe*** Votes For Votes Withheld	188,299,043 940,372
Robert F. Keith* Votes For Votes Withheld	188,154,352 1,085,063
Niel B. Nielson* Votes For Votes Withheld	188,109,025 1,130,390
Bronwyn Wright*** Votes For Votes Withheld	79,108,167 110,131,248

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund
Style Funds
January 31, 2026 (Unaudited)
Disclaimer
Nasdaq®, Nasdaq AlphaDEX Large Cap CoreTM Index, Nasdaq AlphaDEX Mid Cap CoreTM Index, Nasdaq AlphaDEX Small Cap CoreTM Index, Nasdaq AlphaDEX Large Cap ValueTM Index, Nasdaq AlphaDEX Large Cap GrowthTM Index, Nasdaq AlphaDEX Multi Cap ValueTM Index, Nasdaq AlphaDEX Multi Cap GrowthTM Index, Nasdaq AlphaDEX Mid Cap ValueTM Index, Nasdaq AlphaDEX Mid Cap GrowthTM Index, Nasdaq AlphaDEX Small Cap ValueTM Index and Nasdaq AlphaDEX Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 10, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 10, 2026

* Print the name and title of each signing officer under his or her signature.